As filed with the Securities and Exchange Commission on 3/1/2019

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-10267

Investment Company Act file number:

GPS Funds I

(Exact name of registrant as specified in charter)

1655 Grant Street, 10th Floor

Concord CA 94520

(Address of principal executive offices) (Zip code)

Patrick R. Young

AssetMark, Inc.

1655 Grant Street, 10th Floor

Concord CA 94520

(Name and address of agent for service)

(800) 664-5345

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2019

Date of reporting period: December 31, 2018

Item 1. Schedule of Investments.

GuideMark® Large Cap Core Fund

Schedule of Investments (Unaudited)

December 31, 2018

Number of Shares		Value
	COMMON STOCKS—92.95%
	Aerospace & Defense—1.25%
4,244	Boeing Co.	$1,368,690
824	Curtiss-Wright Corp.	84,147
331	General Dynamics Corp.	52,036
3,977	HEICO Corp. (a)	308,138
5,590	HEICO Corp.—Class A	352,170
435	Lockheed Martin Corp.	113,900
316	Raytheon Co.	48,459
655	Teledyne Technologies, Inc. (b)	135,631
5,698	Textron, Inc.	262,051
647	TransDigm Group, Inc. (b)	220,019
2,958	United Technologies Corp.	315,006

		3,260,247

	Air Freight & Logistics—0.28%
4,552	C.H. Robinson Worldwide, Inc.	382,778
943	Expeditors International of Washington, Inc.	64,209
1,012	FedEx Corp.	163,266
2,131	XPO Logistics, Inc. (b)	121,552

		731,805

	Airlines—0.82%
9,356	Copa Holdings SA—Class A	736,411
4,639	Delta Air Lines, Inc.	231,486
17,140	JetBlue Airways Corp. (b)	275,269
5,419	Southwest Airlines Co.	251,875
7,655	United Continental Holdings, Inc. (b)	640,953

		2,135,994

	Auto Components—0.10%
4,092	Gentex Corp.	82,699
2,790	Goodyear Tire & Rubber Co.	56,944
1,099	Lear Corp.	135,023

		274,666

	Automobiles—0.16%
54,522	Ford Motor Co.	417,093

	Banks—3.72%
72,265	Bank of America Corp.	1,780,609
6,755	Bank OZK	154,217
12,242	BankUnited, Inc.	366,525
3,195	BB&T Corp.	138,407
3,317	Citigroup, Inc.	172,683
8,374	Citizens Financial Group, Inc.	248,959
1,566	Commerce Bancshares, Inc.	88,250
13,688	Fifth Third Bancorp	322,079
6,847	Huntington Bancshares, Inc.	81,616
32,101	JPMorgan Chase & Co.	3,133,700
10,876	KeyCorp	160,747
2,303	PNC Financial Services Group, Inc.	269,244
3,262	Popular, Inc.	154,032
12,499	Regions Financial Corp.	167,237
3,299	SunTrust Banks, Inc.	166,401
275	SVB Financial Group (b)	52,228
10,981	TCF Financial Corp.	214,020
5,848	U.S. Bancorp	267,254
37,211	Wells Fargo & Co.	1,714,683
1,779	Zions Bancorporation	72,476

		9,725,367

	Beverages—1.30%
3,079	Brown-Forman Corp.—Class A	146,006
7,833	Brown-Forman Corp.—Class B	372,694
9,203	Keurig Dr. Pepper, Inc.	235,965
11,603	Molson Coors Brewing Co.—Class B	651,625

6,459	Monster Beverage Corp. (b)	317,912
9,601	PepsiCo, Inc.	1,060,718
12,810	The Coca-Cola Co.	606,554

		3,391,474

	Biotechnology—1.62%
1,868	Alkermes Plc (b)	55,125
5,208	Amgen, Inc.	1,013,841
2,207	Biogen, Inc. (b)	664,130
5,110	Celgene Corp. (b)	327,500
12,305	Gilead Sciences, Inc.	769,678
2,204	Neurocrine Biosciences, Inc. (b)	157,388
1,772	Sarepta Therapeutics, Inc. (a)(b)	193,378
3,182	Seattle Genetics, Inc. (b)	180,292
3,950	United Therapeutics Corp. (b)	430,155
2,603	Vertex Pharmaceuticals, Inc. (b)	431,343

		4,222,830

	Building Products—0.52%
2,381	A. O. Smith Corp.	101,669
2,446	Allegion Plc	194,971
2,652	Armstrong World Industries, Inc.	154,373
1,691	Lennox International, Inc.	370,092
6,400	Masco Corp.	187,136
7,927	Owens Corning, Inc.	348,629

		1,356,870

	Capital Markets—2.23%
1,782	Ameriprise Financial, Inc.	185,987
143	BlackRock, Inc.	56,173
2,546	CME Group, Inc.	478,953
4,676	Eaton Vance Corp.	164,502
1,740	Evercore Partners, Inc.—Class A	124,514
2,038	FactSet Research Systems, Inc.	407,865
1,741	Intercontinental Exchange, Inc.	131,150
10,413	Invesco, Ltd.	174,314
2,319	Lazard, Ltd.—Class A	85,594
13,169	Legg Mason, Inc.	335,941
5,784	LPL Financial Holdings, Inc.	353,287
878	MarketAxess Holdings, Inc.	185,530
3,625	Moody’s Corp.	507,645
6,875	Morgan Stanley	272,594
2,359	Morningstar, Inc.	259,113
4,098	MSCI, Inc.	604,168
2,576	NASDAQ OMX Group, Inc.	210,124
3,980	S&P Global, Inc.	676,361
4,793	SEI Investments Co.	221,437
2,656	T. Rowe Price Group, Inc.	245,202
1,126	TD Ameritrade Holding Corp.	55,129
3,152	Virtu Financial, Inc.—Class A	81,196

		5,816,779

	Chemicals—0.65%
800	Ashland Global Holdings, Inc.	56,768
2,852	CF Industries Holdings, Inc.	124,091
1,295	Ecolab, Inc.	190,818
15,922	Huntsman Corp.	307,135
367	Linde Plc	57,267
802	LyondellBasell Industries NV—Class A	66,694
146	NewMarket Corp.	60,165
12,271	Olin Corp.	246,770
1,175	PPG Industries, Inc.	120,120
3,409	RPM International, Inc.	200,381
1,980	The Mosaic Co.	57,836
5,630	Valvoline, Inc.	108,941
1,406	Westlake Chemical Corp.	93,035

		1,690,021

	Commercial Services & Supplies—0.74%
43,719	ADT, Inc. (a)	262,751
1,289	Avery Dennison Corp.	115,791
1,861	Cintas Corp.	312,629
1,142	Clean Harbors, Inc. (b)	56,358

4,256	Copart, Inc. (b)	203,352
3,425	KAR Auction Services, Inc.	163,441
1,124	Republic Services, Inc.	81,029
18,449	Rollins, Inc.	665,991
814	Waste Management, Inc.	72,438

		1,933,780

	Communications Equipment—1.57%
1,324	Arista Networks, Inc. (b)	278,967
6,595	ARRIS International Plc (b)	201,609
37,164	Cisco Systems, Inc.	1,610,316
17,885	CommScope Holding Co., Inc. (b)	293,135
3,326	F5 Networks, Inc. (b)	538,912
6,268	Juniper Networks, Inc.	168,672
2,054	Motorola Solutions, Inc.	236,292
1,164	Palo Alto Networks, Inc. (b)	219,239
4,532	QUALCOMM, Inc.	257,916
3,029	Ubiquiti Networks, Inc. (a)	301,113

		4,106,171

	Construction & Engineering—0.57%
28,288	AECOM (b)	749,632
10,703	Arcosa, Inc. (b)	296,366
4,429	Fluor Corp.	142,614
2,178	Jacobs Engineering Group, Inc.	127,326
5,555	Quanta Services, Inc. (b)	167,205

		1,483,143

	Consumer Finance—0.93%
21,372	Ally Financial, Inc.	484,290
1,451	American Express Co.	138,309
1,898	Capital One Financial Corp.	143,470
920	Credit Acceptance Corp. (b)	351,219
2,265	Discover Financial Services	133,590
39,101	Navient Corp.	344,480
40,471	Santander Consumer USA Holdings, Inc.	711,885
5,266	Synchrony Financial	123,540

		2,430,783

	Containers & Packaging—0.25%
711	AptarGroup, Inc.	66,884
1,621	Ball Corp.	74,534
7,973	Owens-Illinois, Inc. (b)	137,454
599	Packaging Corp. of America	49,992
8,956	WestRock Co.	338,179

		667,043

	Distributors—0.14%
2,757	Genuine Parts Co.	264,727
4,458	LKQ Corp. (b)	105,789

		370,516

	Diversified Consumer Services—0.52%
2,591	Bright Horizons Family Solutions, Inc. (b)	288,767
764	Graham Holdings Co.—Class B	489,403
1,181	Grand Canyon Education, Inc. (b)	113,541
12,045	H&R Block, Inc.	305,582
1,478	Service Corp. International	59,504
2,651	ServiceMaster Global Holdings, Inc. (b)	97,398

		1,354,195

	Diversified Telecommunication Services—1.18%
40,519	AT&T, Inc.	1,156,412
16,801	CenturyLink, Inc.	254,535
29,689	Verizon Communications, Inc.	1,669,116

		3,080,063

	Electric Utilities—0.99%
2,166	American Electric Power Co., Inc.	161,887
1,542	Avangrid, Inc.	77,239
3,232	Duke Energy Corp.	278,921
1,344	Edison International	76,299
704	Entergy Corp.	60,593
4,522	Eversource Energy	294,111
10,686	Exelon Corp.	481,939
5,861	FirstEnergy Corp.	220,080

1,587	Hawaiian Electric Industries, Inc.	58,116
3,242	NextEra Energy, Inc.	563,524
2,641	PG&E Corp. (b)	62,724
4,054	Southern Co.	178,052
1,599	Xcel Energy, Inc.	78,783

		2,592,268

	Electrical Equipment—0.65%
2,611	Acuity Brands, Inc.	300,134
962	Agilent Technologies, Inc.	64,897
1,667	Eaton Corp. Plc	114,456
2,721	Emerson Electric Co.	162,580
13,989	nVent Electric Plc	314,193
6,883	Regal Beloit Corp.	482,154
1,419	Rockwell Automation, Inc.	213,531
205	Roper Industries, Inc.	54,637

		1,706,582

	Electronic Equipment, Instruments & Components—0.61%
648	Amphenol Corp.—Class A	52,501
2,290	CDW Corp.	185,605
5,026	Cognex Corp.	194,355
1,269	Coherent, Inc. (b)	134,146
2,181	Dolby Laboratories, Inc.—Class A	134,873
1,206	FLIR Systems, Inc.	52,509
2,666	Keysight Technologies, Inc. (b)	165,505
10,520	National Instruments Corp.	477,398
1,179	Zebra Technologies Corp.—Class A (b)	187,732

		1,584,624

	Energy Equipment & Services—0.22%
7,736	RPC, Inc.	76,354
72,211	Transocean, Ltd. (a)(b)	501,145

		577,499

	Entertainment—1.54%
2,443	Activision Blizzard, Inc.	113,770
3,042	Electronic Arts, Inc. (b)	240,044
24,931	Lions Gate Entertainment Corp.—Class A (a)	401,389
27,204	Lions Gate Entertainment Corp.—Class B	404,796
1,069	Live Nation Entertainment, Inc. (b)	52,648
2,608	Netflix, Inc. (b)	698,057
344	The Madison Square Garden Co.—Class A (b)	92,089
6,738	The Walt Disney Co.	738,822
7,602	Twenty-First Century Fox, Inc.—Class A	365,808
5,654	Twenty-First Century Fox, Inc.—Class B	270,148
8,944	Viacom, Inc.—Class A	248,733
15,827	Viacom, Inc.—Class B	406,754

		4,033,058

	Food & Staples Retailing—2.74%
2,274	Casey’s General Stores, Inc.	291,390
4,937	Costco Wholesale Corp.	1,005,716
12,037	CVS Health Corp.	788,682
21,017	Kroger Co.	577,968
18,631	Sprouts Farmers Market, Inc. (b)	438,015
10,446	SYSCO Corp.	654,546
27,786	US Foods Holding Corp. (b)	879,149
13,333	Walgreens Boots Alliance, Inc.	911,044
17,427	Walmart, Inc.	1,623,325

		7,169,835

	Food Products—1.68%
2,712	Archer-Daniels-Midland Co.	111,111
19,573	Flowers Foods, Inc.	361,513
2,600	Hershey Co.	278,668
3,269	Hormel Foods Corp.	139,521
2,670	Ingredion, Inc.	244,038
968	Kellogg Co.	55,186
4,456	Lamb Weston Holdings, Inc.	327,783
755	McCormick & Co, Inc.—Non Voting	105,126
34,254	Pilgrim’s Pride Corp. (b)	531,280
7,350	Post Holdings, Inc. (b)	655,105
1,303	The J.M. Smucker Co.	121,817

20,741	TreeHouse Foods, Inc. (b)	1,051,776
7,739	Tyson Foods, Inc.—Class A	413,263

		4,396,187

	Gas Utilities—0.14%
6,977	UGI Corp.	372,223

	Health Care Equipment & Supplies—2.59%
2,253	ABIOMED, Inc. (b)	732,315
3,107	Align Technology, Inc. (b)	650,699
1,835	Baxter International, Inc.	120,780
1,118	Becton Dickinson and Co.	251,908
6,717	Boston Scientific Corp. (b)	237,379
2,398	Cantel Medical Corp.	178,531
1,272	Danaher Corp.	131,169
4,096	DexCom, Inc. (b)	490,701
2,958	Edwards Lifesciences Corp. (b)	453,077
1,591	Hill-Rom Holdings, Inc.	140,883
658	ICU Medical, Inc. (b)	151,096
3,271	IDEXX Laboratories, Inc. (b)	608,471
1,376	Insulet Corp. (b)	109,144
1,489	Intuitive Surgical, Inc. (b)	713,112
2,216	Masimo Corp. (b)	237,932
4,047	Medtronic Plc	368,115
2,169	Penumbra, Inc. (b)	265,052
764	ResMed, Inc.	86,997
1,747	Steris Plc	186,667
3,250	Stryker Corp.	509,437
1,274	Varian Medical Systems, Inc. (b)	144,357

		6,767,822

	Health Care Providers & Services—3.77%
719	AmerisourceBergen Corp.	53,494
3,168	Anthem, Inc.	832,012
13,084	Cardinal Health, Inc.	583,546
6,515	Centene Corp. (b)	751,179
2,084	Cerner Corp. (b)	109,285
1,240	Chemed Corp.	351,267
5,501	Cigna Corp.	1,044,787
1,349	DaVita, Inc. (b)	69,419
4,013	Encompass Health Corp.	247,602
2,875	HCA Healthcare, Inc.	357,794
3,156	Henry Schein, Inc. (b)	247,809
2,316	Humana, Inc.	663,488
1,684	Laboratory Corp. of America Holdings (b)	212,790
4,681	McKesson Corp.	517,110
15,838	MEDNAX, Inc. (b)	522,654
1,913	Molina Healthcare, Inc. (b)	222,329
1,576	Premier, Inc.—Class A (b)	58,864
637	Quest Diagnostics, Inc.	53,043
10,649	UnitedHealth Group, Inc.	2,652,879
541	Universal Health Services, Inc.—Class B	63,059
965	WellCare Health Plans, Inc. (b)	227,827

		9,842,237

	Health Care Technology—0.19%
2,096	Athenahealth, Inc. (b)	276,525
2,583	Veeva Systems, Inc.—Class A (b)	230,714

		507,239

	Hotels, Restaurants & Leisure—1.69%
2,286	Aramark	66,225
2,315	Carnival Corp.	114,129
293	Chipotle Mexican Grill, Inc. (b)	126,514
2,240	Choice Hotels International, Inc.	160,339
2,413	Darden Restaurants, Inc.	240,962
2,935	Domino’s Pizza, Inc.	727,851
1,870	Dunkin’ Brands Group, Inc.	119,904
9,721	Extended Stay America, Inc.	150,676
2,200	Hilton Worldwide Holdings, Inc.	157,960
1,042	Las Vegas Sands Corp.	54,236
554	Marriott International, Inc.—Class A	60,142
4,078	McDonald’s Corp.	724,130

2,602	MGM Resorts International	63,125
1,286	Norwegian Cruise Line Holdings, Ltd. (b)	54,514
8,449	Starbucks Corp.	544,116
4,973	Wyndham Destinations, Inc.	178,232
2,102	Wyndham Hotels & Resorts, Inc.	95,368
6,956	Yum China Holdings, Inc.	233,235
5,952	Yum! Brands, Inc.	547,108

		4,418,766

	Household Durables—0.53%
1,261	Garmin, Ltd.	79,847
3,501	Lennar Corp.—Class A	137,064
3,643	Lennar Corp.—Class B	114,135
93	NVR, Inc. (a)(b)	226,640
14,170	PulteGroup, Inc.	368,278
3,077	Tempur Sealy International, Inc. (b)	127,388
10,076	Toll Brothers, Inc.	331,803

		1,385,155

	Household Products—1.10%
2,797	Church & Dwight, Inc.	183,931
2,753	Clorox Co.	424,347
8,417	Colgate-Palmolive Co.	500,980
1,412	Energizer Holdings, Inc.	63,752
3,179	Kimberly-Clark Corp.	362,215
10,131	Procter & Gamble Co.	931,242
9,548	Spectrum Brands Holdings, Inc.	403,403

		2,869,870

	Independent Power and Renewable Electricity Producers—0.71%
17,303	AES Corp.	250,201
18,963	NRG Energy, Inc.	750,935
37,091	Vistra Energy Corp. (b)	849,013

		1,850,149

	Industrial Conglomerates—0.42%
2,963	3M Co.	564,570
4,024	Honeywell International, Inc.	531,651

		1,096,221

	Insurance—3.12%
7,820	Aflac, Inc.	356,279
3,590	Allstate Corp.	296,642
1,091	American National Insurance Co.	138,819
1,065	Aon Plc	154,808
735	Arthur J. Gallagher & Co.	54,169
5,651	Assured Guaranty, Ltd.	216,320
2,452	Athene Holding, Ltd.—Class A (b)	97,663
18,674	Berkshire Hathaway, Inc.—Class B (b)	3,812,857
7,024	Brown & Brown, Inc.	193,581
1,170	Erie Indemnity Co.—Class A (a)	155,973
1,782	Fidelity National Financial, Inc.	56,026
3,720	First American Financial Corp.	166,061
5,221	Lincoln National Corp.	267,890
2,026	Marsh & McLennan Cos., Inc.	161,573
5,820	MetLife, Inc.	238,969
6,475	Old Republic International Corp.	133,191
1,716	Principal Financial Group, Inc.	75,796
9,037	Progressive Corp.	545,202
4,747	Prudential Financial, Inc.	387,118
3,068	Reinsurance Group of America, Inc.	430,226
905	The Hanover Insurance Group, Inc.	105,677
1,305	W.R. Berkley Corp.	96,453

		8,141,293

	Interactive Media & Services—3.72%
2,490	Alphabet, Inc.—Class A (b)	2,601,951
2,512	Alphabet, Inc.—Class C (b)	2,601,452
20,928	Facebook, Inc.—Class A (b)	2,743,452
3,432	IAC InterActive Corp. (b)	628,193
9,738	Match Group, Inc.	416,494
8,085	TripAdvisor, Inc. (a)(b)	436,105
9,943	Twitter, Inc. (b)	285,762

		9,713,409

	Internet & Direct Marketing Retail—3.26%
4,269	Amazon.com, Inc. (b)	6,411,910
377	Booking Holdings, Inc. (b)	649,352
5,785	eBay, Inc. (b)	162,385
2,144	Expedia Group, Inc.	241,522
26,214	Qurate Retail, Inc. (b)	511,697
6,165	Wayfair, Inc.—Class A (a)(b)	555,343

		8,532,209

	IT Services—4.91%
8,650	Accenture Plc—Class A	1,219,736
2,893	Akamai Technologies, Inc. (b)	176,704
1,271	Alliance Data Systems Corp.	190,752
2,222	Amdocs, Ltd.	130,165
2,514	Automatic Data Processing, Inc.	329,636
1,814	Black Knight, Inc. (b)	81,739
11,895	Booz Allen Hamilton Holding Corp.	536,108
3,063	Broadridge Financial Solutions, Inc.	294,814
7,804	Cognizant Technology Solutions Corp.—Class A	495,398
55,402	Conduent, Inc. (b)	588,923
6,780	CoreLogic, Inc. (b)	226,588
14,878	DXC Technology Co.	791,063
1,290	EPAM Systems, Inc. (b)	149,653
527	Euronet Worldwide, Inc. (b)	53,954
3,645	Fidelity National Information Services, Inc.	373,795
12,388	First Data Corp.—Class A (b)	209,481
2,585	Fiserv, Inc. (b)	189,972
702	FleetCor Technologies, Inc. (b)	130,375
511	Gartner, Inc. (b)	65,326
5,608	Genpact, Ltd.	151,360
512	Global Payments, Inc.	52,802
3,004	GoDaddy, Inc.—Class A (b)	197,122
3,636	Leidos Holdings, Inc.	191,690
8,381	MasterCard, Inc.—Class A	1,581,076
4,755	Okta, Inc. (b)	303,369
911	Paychex, Inc.	59,352
3,913	PayPal Holdings, Inc. (b)	329,044
6,055	Square, Inc.—Class A (b)	339,625
3,602	The Western Union Co.	61,450
5,077	T-Mobile USA, Inc. (b)	322,948
4,200	Total System Services, Inc.	341,418
2,547	Twilio, Inc.—Class A (b)	227,447
3,042	VeriSign, Inc. (b)	451,098
12,470	Visa, Inc.—Class A	1,645,292
1,545	WEX, Inc. (b)	216,393
1,746	Worldpay, Inc.—Class A (b)	133,447

		12,839,115

	Leisure Products—0.32%
1,138	Brunswick Corp.	52,860
2,761	Hasbro, Inc.	224,331
1,279	Polaris Industries, Inc.	98,074
3,056	Pool Corp.	454,274

		829,539

	Life Sciences Tools & Services—0.89%
1,352	Bio-Techne Corp.	195,661
8,841	Bruker Corp.	263,197
1,691	Charles River Laboratories International, Inc. (b)	191,387
1,070	Illumina, Inc. (b)	320,925
1,160	IQVIA Holdings, Inc. (b)	134,757
637	Mettler-Toledo International, Inc. (b)	360,275
1,272	PRA Health Sciences, Inc. (b)	116,973
2,795	Thermo Fisher Scientific, Inc.	625,493
570	Waters Corp. (b)	107,531

		2,316,199

	Machinery—1.25%
10,234	AGCO Corp.	569,727
466	Caterpillar, Inc.	59,214
7,761	Colfax Corp. (b)	162,205
642	Cummins, Inc.	85,797

4,671	Donaldson Co., Inc.	202,675
943	Dover Corp.	66,906
783	Fortive Corp.	52,978
4,433	Gardner Denver Holdings, Inc. (b)	90,655
8,052	Graco, Inc.	336,976
437	IDEX Corp.	55,176
1,838	Illinois Tool Works, Inc.	232,856
806	Ingersoll-Rand Plc	73,531
2,292	Lincoln Electric Holdings, Inc.	180,724
5,974	Oshkosh Corp.	366,266
671	Parker-Hannifin Corp.	100,073
920	Snap-on, Inc.	133,667
10,087	Terex Corp.	278,098
2,162	Wabtec Corp.	151,880
862	Xylem, Inc.	57,513

		3,256,917

	Marine—0.05%
2,073	Kirby Corp. (b)	139,637

	Media—0.66%
88	Cable One, Inc.	72,169
14,841	Comcast Corp.—Class A	505,336
3,029	Discovery Communications, Inc.—Series A (b)	74,937
4,310	Discovery Communications, Inc.—Series C (b)	99,475
4,068	John Wiley & Sons, Inc.—Class A	191,074
7,316	Liberty Media Corp.—Class A (b)	269,229
7,068	Liberty Media Corp.—Class C (b)	261,375
31,816	Sirius XM Holdings, Inc. (a)	181,669
1,667	Tribune Media Co.—Class A	75,648

		1,730,912

	Metals & Mining—0.14%
26,274	Freeport-McMoRan, Inc.	270,885
3,371	Steel Dynamics, Inc.	101,265

		372,150

	Multiline Retail—1.86%
4,595	Burlington Stores, Inc. (b)	747,469
5,784	Dollar General Corp.	625,135
3,879	Dollar Tree, Inc. (b)	350,351
15,954	Kohl’s Corp.	1,058,388
34,619	Macy’s, Inc.	1,030,954
8,667	Nordstrom, Inc.	403,969
9,722	Target Corp.	642,527

		4,858,793

	Multi-Utilities—0.48%
1,486	Alliant Energy Corp.	62,784
1,359	Ameren Corp.	88,648
3,671	CenterPoint Energy, Inc.	103,632
1,918	CMS Energy Corp.	95,229
1,383	Consolidated Edison, Inc.	105,744
1,880	DTE Energy Co.	207,364
5,018	MDU Resources Group, Inc.	119,629
3,284	NiSource, Inc.	83,249
4,107	Public Service Enterprise Group, Inc.	213,769
538	Sempra Energy	58,206
1,668	WEC Energy Group, Inc.	115,526

		1,253,780

	Oil, Gas & Consumable Fuels—2.81%
3,453	Anadarko Petroleum Corp.	151,379
2,063	Cheniere Energy, Inc. (b)	122,109
11,791	Chevron Corp.	1,282,743
7,663	ConocoPhillips	477,788
2,952	EOG Resources, Inc.	257,444
23,725	Exxon Mobil Corp.	1,617,808
2,038	Hess Corp.	82,539
14,579	HollyFrontier Corp.	745,278
6,810	Marathon Petroleum Corp.	401,858
2,891	Occidental Petroleum Corp.	177,450
3,702	ONEOK, Inc.	199,723
25,910	PBF Energy, Inc.—Class A	846,480

3,776	Phillips 66	325,302
3,954	Valero Energy Corp.	296,431
15,927	Whiting Petroleum Corp. (b)	361,384

		7,345,716

	Paper & Forest Products—0.19%
14,390	Domtar Corp.	505,521

	Personal Products—0.70%
11,381	Herbalife Nutrition, Ltd. (b)	670,910
6,763	Nu Skin Enterprises, Inc.—Class A	414,775
5,768	The Estee Lauder Cos., Inc.—Class A	750,417

		1,836,102

	Pharmaceuticals—4.98%
10,405	Abbott Laboratories	752,594
14,151	AbbVie, Inc.	1,304,581
4,866	Allergan Plc	650,390
11,163	Bristol-Myers Squibb Co.	580,253
7,959	Eli Lilly & Co.	921,015
566	Jazz Pharmaceuticals Plc (b)	70,161
25,823	Johnson & Johnson	3,332,458
18,086	Merck & Co., Inc.	1,381,951
30,742	Mylan NV (b)	842,331
5,529	Nektar Therapeutics (b)	181,738
3,931	Perrigo Co. Plc	152,326
51,920	Pfizer, Inc.	2,266,308
6,618	Zoetis, Inc.	566,104

		13,002,210

	Professional Services—0.73%
796	CoStar Group, Inc. (b)	268,523
2,111	IHS Markit, Ltd. (b)	101,265
4,112	ManpowerGroup, Inc.	266,457
9,634	Robert Half International, Inc.	551,065
2,131	The Dun & Bradstreet Corp.	304,179
1,520	TransUnion	86,336
2,976	Verisk Analytics, Inc. (b)	324,503

		1,902,328

	Real Estate Management & Development—0.57%
5,840	CBRE Group, Inc.—Class A (b)	233,834
3,835	Jones Lang LaSalle, Inc.	485,511
53,414	Realogy Holdings Corp.	784,117

		1,503,462

	Road & Rail—0.59%
3,823	CSX Corp.	237,523
4,025	Genesee & Wyoming, Inc.—Class A (b)	297,931
3,262	Landstar System, Inc.	312,076
976	Norfolk Southern Corp.	145,951
421	Old Dominion Freight Line, Inc.	51,989
3,527	Union Pacific Corp.	487,537

		1,533,007

	Semiconductors & Semiconductor Equipment—3.15%
31,520	Advanced Micro Devices, Inc. (b)	581,859
16,140	Applied Materials, Inc.	528,424
1,839	Broadcom, Inc.	467,621
47,936	Intel Corp.	2,249,636
3,083	KLA-Tencor Corp.	275,898
3,615	Lam Research Corp.	492,255
2,085	Maxim Integrated Products, Inc.	106,022
25,585	Micron Technology, Inc. (b)	811,812
1,312	MKS Instruments, Inc.	84,768
5,720	NVIDIA Corp.	763,620
731	NXP Semiconductors NV	53,568
18,676	ON Semiconductor Corp. (b)	308,341
1,996	Qorvo, Inc. (b)	121,217
3,927	Skyworks Solutions, Inc.	263,187
5,964	Teradyne, Inc.	187,150
8,268	Texas Instruments, Inc.	781,326
5,186	Versum Materials, Inc.	143,756

		8,220,460

	Software—8.44%
5,386	Adobe Systems, Inc. (b)	1,218,529
1,716	ANSYS, Inc. (b)	245,285
5,333	Aspen Technology, Inc. (b)	438,266
3,638	Atlassian Corp. Plc—Class A (b)	323,709
1,932	Autodesk, Inc. (b)	248,475
9,329	Cadence Design System, Inc. (b)	405,625
1,236	CDK Global, Inc.	59,180
1,632	Ceridian HCM Holding, Inc. (b)	56,288
3,901	Citrix Systems, Inc.	399,696
13,277	Dell Technologies, Inc.—Class V (b)(d)(e)	1,172,207
3,384	DocuSign, Inc. (a)(b)	135,631
1,733	Fair Isaac Corp. (b)	324,071
6,814	Fortinet, Inc. (b)	479,910
828	Guidewire Software, Inc. (b)	66,430
4,394	Intuit, Inc.	864,959
2,523	Jack Henry & Associates, Inc.	319,210
2,155	LogMeIn, Inc.	175,783
9,498	Manhattan Associates, Inc. (b)	402,430
79,784	Microsoft Corp.	8,103,661
14,963	Nuance Communications, Inc. (b)	197,960
5,757	Nutanix, Inc.—Class A (b)	239,434
18,957	Oracle Corp.	855,909
1,294	Paycom Software, Inc. (b)	158,450
2,870	Pegasystems, Inc.	137,272
800	Proofpoint, Inc. (b)	67,048
3,072	PTC, Inc. (b)	254,669
2,695	Red Hat, Inc. (b)	473,350
5,521	RingCentral, Inc.—Class A (b)	455,151
7,328	Salesforce.com, Inc. (b)	1,003,716
3,914	ServiceNow, Inc. (a)(b)	696,888
970	Splunk, Inc. (b)	101,704
1,931	SS&C Technologies Holdings, Inc.	87,107
10,066	Symantec Corp.	190,197
2,007	Synopsys, Inc. (b)	169,070
4,567	Tableau Software, Inc.—Class A (b)	548,040
641	The Ultimate Software Group, Inc. (b)	156,962
446	Tyler Technologies, Inc. (b)	82,876
1,814	VMware, Inc.—Class A (b)	248,754
1,418	Workday, Inc.—Class A (b)	226,426
4,573	Zendesk, Inc. (b)	266,926

		22,057,254

	Specialty Retail—4.45%
2,868	Advance Auto Parts, Inc.	451,595
12,554	AutoNation, Inc. (b)	448,178
752	AutoZone, Inc. (b)	630,432
7,572	Best Buy Co., Inc.	401,013
20,910	Dick’s Sporting Goods, Inc.	652,392
7,130	Floor & Decor Holdings, Inc.—Class A (b)	184,667
12,375	Foot Locker, Inc.	658,350
8,840	L Brands, Inc.	226,923
7,402	Lowe’s Cos., Inc.	683,649
1,892	O’Reilly Automotive, Inc. (b)	651,472
11,906	Penske Automotive Group, Inc.	480,050
7,730	Ross Stores, Inc.	643,136
532	Sherwin-Williams Co.	209,321
13,889	The Gap, Inc.	357,780
9,948	The Home Depot, Inc.	1,709,265
18,963	The Michaels Cos., Inc. (b)	256,759
18,428	The TJX Cos., Inc.	824,469
3,545	Tiffany & Co.	285,408
6,781	Tractor Supply Co.	565,807
1,816	Ulta Beauty, Inc. (b)	444,629
15,020	Urban Outfitters, Inc. (b)	498,664
7,145	Williams Sonoma, Inc.	360,465

		11,624,424

	Technology Hardware, Storage & Peripherals—4.06%
49,501	Apple, Inc.	7,808,288
12,136	HP, Inc.	248,303
6,727	International Business Machines Corp.	764,658
5,760	NCR Corp. (b)	132,941
4,547	NetApp, Inc.	271,320
6,780	Pure Storage, Inc.—Class A (b)	109,022
9,829	Teradata Corp. (b)	377,040
15,194	Western Digital Corp.	561,722
17,274	Xerox Corp.	341,334

		10,614,628

	Textiles, Apparel & Luxury Goods—2.00%
4,243	Carter’s, Inc.	346,314
5,060	Columbia Sportswear Co.	425,495
6,175	Lululemon athletica, Inc. (b)	750,942
8,989	Michael Kors Holdings, Ltd. (b)	340,863
13,268	NIKE, Inc.—Class B	983,690
2,117	PVH Corp.	196,775
3,882	Ralph Lauren Corp.	401,632
11,450	Skechers U.S.A., Inc.—Class A (b)	262,090
7,857	Tapestry, Inc.	265,174
16,512	Under Armour, Inc.—Class A (b)	291,767
18,447	Under Armour, Inc.—Class C (b)	298,288
9,157	VF Corp.	653,260

		5,216,290

	Tobacco—0.27%
2,944	Altria Group, Inc.	145,404
8,358	Philip Morris International, Inc.	557,980

		703,384

	Trading Companies & Distributors—0.99%
8,344	Fastenal Co.	436,308
6,790	HD Supply Holdings, Inc. (b)	254,761
3,891	MSC Industrial Direct Co., Inc.—Class A	299,296
9,898	Univar, Inc. (b)	175,590
2,061	W.W. Grainger, Inc.	581,944
1,505	Watsco, Inc.—Class A	209,405
13,292	WESCO International, Inc. (b)	638,016

		2,595,320

	Wireless Telecommunication Services—0.24%
7,442	Telephone & Data Systems, Inc.	242,162
7,409	United States Cellular Corp. (b)	385,046

		627,208

	Total Common Stocks (Cost $196,571,997)	242,889,842

	INVESTMENT COMPANIES—3.61%
	Exchange Traded Funds—3.61%
41,072	Vanguard S&P 500 ETF	9,438,756

	Total Investment Companies (Cost $9,010,650)	9,438,756

	REAL ESTATE INVESTMENT TRUSTS—1.29%
	Real Estate Investment Trusts—1.29%
7,841	American Homes 4 Rent—Class A	155,644
1,109	American Tower Corp.	175,433
13,073	Annaly Capital Management, Inc.	128,377
1,574	Camden Property Trust	138,591
16,294	Chimera Investment Corp.	290,359

1,676	Crown Castle International Corp.	182,064
1,196	Digital Realty Trust, Inc.	127,434
707	Equity LifeStyle Properties, Inc.	68,671
10,693	Hospitality Properties Trust	255,349
13,023	Host Hotels & Resorts, Inc.	217,093
1,018	Life Storage, Inc.	94,664
18,460	New Residential Investment Corp.	262,316
2,434	Omega Healthcare Investors, Inc.	85,555
3,819	Park Hotels & Resorts, Inc.	99,218
862	Realty Income Corp.	54,340
16,197	Retail Value, Inc.	414,481
1,139	Simon Property Group, Inc.	191,340
1,503	Spirit Realty Capital, Inc.	52,981
1,814	Sun Communities, Inc.	184,502
8,204	Two Harbors Investment Corp.	105,339
5,173	Uniti Group, Inc.	80,544

	Total Real Estate Investment Trusts (Cost $3,528,657)	3,364,295

	SHORT TERM INVESTMENTS—1.15%
	Money Market Funds—1.15%
3,011,559	Deutsche Government Money Market Series—Institutional Shares Effective Yield, 2.31% (c)	3,011,559

	Total Short Term Investments (Cost $3,011,559)	3,011,559

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—1.33%
	Investments Purchased with Proceeds from Securities Lending Collateral- 1.33%
3,485,615	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 2.62% (c)	3,485,615

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $3,485,615)	3,485,615

	Total Investments (Cost $215,608,478)—100.33%	262,190,067
	Liabilities in Excess of Other Assets—(0.33)%	(872,908)

	TOTAL NET ASSETS—100.00%	$261,317,159

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	Seven-day yield as of December 31, 2018.
(d)	As of December 31, 2018, the Valuation Committee has fair valued this security. The value of this security was $1,172,207, which represents 0.45% of total net assets.
(e)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.

GuideMark® Emerging Markets Fund

Schedule of Investments (Unaudited)

December 31, 2018

Number of Shares		Value
	COMMON STOCKS—82.91%
	Brazil—6.73%
43,485	Ambev SA	$172,313
9,186	Banco Bradesco SA	80,067
18,352	Banco do Brasil SA	219,699
7,842	Banco Santander Brasil SA	86,237
31,060	BB Seguridade Participacoes SA	221,127
32,151	Centrais Eletricas Brasileiras SA (a)	200,329
15,268	Cia de Saneamento Basico do Estado de Sao Paulo	123,898
11,274	Cosan SA Industria e Comercio	97,348
26,593	Embraer SA	148,667
11,532	Fibria Celulose SA	201,139
12,966	IRB Brasil Resseguros S/A	278,925
63,724	JBS SA	190,360
30,985	Lojas Renner SA	338,037
10,188	M Dias Branco SA	112,506
6,124	Magazine Luiza SA	285,440
14,561	Natura Cosmeticos SA	168,980
69,896	Petroleo Brasileiro SA	456,794
6,542	Porto Seguro SA	88,076
12,703	Raia Drogasil SA	187,112
28,389	Rumo SA (a)	124,300
81,317	Sul America SA (b)	599,332
8,333	Suzano Papel e Celulose SA	81,955
27,600	TIM Participacoes SA	84,308
49,899	Vale SA	654,141

		5,201,090

	Cayman Islands—1.20%
1,824	58.com, Inc.—ADR (a)	98,879
3,323	Baozun, Inc.—ADR (a)	97,065
49,544	China Ding Yi Feng Holdings Ltd. (a)	133,134
172,136	China Hongqiao Group Ltd.	97,889
153,735	China Resources Cement Holdings, Ltd.	138,628
3,950	GDS Holdings, Ltd.—ADR (a)	91,206
20	Tencent Music Entertainment Group—ADR (a)	261
100,731	Uni-President China Holdings Ltd.	87,229
14,717	Wuxi Biologics Cayman, Inc. (a)	94,021
1,555	YY, Inc.—ADR (a)	93,082

		931,394

	Chile—0.60%
786,517	Banco de Chile	112,390
12,234	Cia Cervecerias Unidas SA	157,498
27,823	Empresas CMPC SA	88,601
10,237	Latam Airlines Group SA	102,522

		461,011

	China—15.43%
483,391	Agricultural Bank of China Ltd.—Series H	211,724
17,123	Alibaba Group Holding, Ltd.—ADR (a)	2,347,050
109,067	Angang Steel Co., Ltd. Series H	75,239
25,182	Anhui Conch Cement Co., Ltd.	121,774
46,325	ANTA Sports Products Ltd.	221,774
2,656	Autohome, Inc.—ADR	207,779
262,339	BAIC Motor Corp., Ltd.	138,779
3,033	Baidu, Inc.—ADR (a)	481,034
990,540	Bank of China Ltd.—Series H	427,024
246,960	Bank of Communications Co., Ltd.—Series H	192,834
569,672	China Cinda Asset Management Co., Ltd.—Series H	138,073
268,528	China CITIC Bank Corp., Ltd.—Series H	162,912
239,358	China Coal Energy Co., Ltd.	94,164
216,542	China Communications Services Corp., Ltd.—Series H	179,542
1,431,467	China Construction Bank Corp.—Series H	1,172,161

135,610	China Eastern Airlines Corp. Ltd. Series H	75,220
347,000	China Everbright Bank Co., Ltd.—Series H	150,369
723,495	China Huarong Asset Management Co., Ltd.—Series H	132,064
82,346	China Mengniu Dairy Co., Ltd.	256,221
41,264	China Merchants Bank Co., Ltd.—Series H	150,688
230,248	China Minsheng Banking Corp., Ltd.—Series H	158,805
170,617	China National Building Material Co., Ltd.	116,746
736,003	China Petroleum & Chemical Corp.—Series H	524,630
40,626	China Shenhua Energy Co Ltd. Series H	88,603
338,103	Chongqing Rural Commercial Bank Co., Ltd.—Series H	181,193
227,558	CNOOC, Ltd.	350,513
107,638	Dongfeng Motor Group Co., Ltd.—Series H	97,831
13,858	ENN Energy Holdings, Ltd.	123,167
7,417	JD.com, Inc.—ADR (a)	155,238
351,398	Metallurgical Corp of China, Ltd.	84,360
4,705	Momo, Inc.—ADR (a)	111,744
1,064	NetEase, Inc.—ADR	250,434
2,090	New Oriental Education & Technology Group, Inc.—ADR (a)	114,553
306,000	PetroChina Co.—Series H	189,872
99,747	PICC Property & Casualty Co., Ltd.—Series H	101,778
72,611	Ping An Insurance Group Co. of China, Ltd.—Series H	640,575
157,293	Postal Savings Bank of China Co., Ltd.	82,842
16,252	Shenzhou International Group Holdings Ltd.	184,718
55,096	Shimao Property Holdings Ltd.	146,743
402,958	Sihuan Pharmaceutical Holdings Group, Ltd.	70,374
1,615	SINA Corp. (a)	86,629
251,499	Sun Art Retail Group Ltd.	255,758
2,880	TAL Education Group—ADR (a)	76,838
24,103	Vipshop Holdings Ltd.—ADR (a)	131,602
108,591	Want Want China Holdings, Ltd.	75,978
2,046	Weibo Corp.—ADR (a)	119,548
120,761	Yanzhou Coal Mining Co Ltd. Series H	97,531
7,278	Yum China Holdings, Inc.	244,031
307,827	Yuzhou Properties Co Ltd.	127,043

		11,926,102

	Colombia—0.29%
274,886	Ecopetrol SA	224,734

	Czech Republic—0.11%
3,475	CEZ AS	82,838

	Egypt—0.38%
43,369	Commercial International Bank Egypt SAE	179,079
129,005	Eastern Tobacco	117,120

		296,199

	Hong Kong—9.86%
60,087	China Conch Venture Holdings Ltd.	178,910
229,096	China First Capital Group, Ltd. (a)	130,235
79,491	China Mobile Ltd.	769,202
24,200	China Resources Land Ltd.	93,090
68,587	China Resources Pharmaceutical Group, Ltd.	89,326
346,338	China Telecom Corp., Ltd.—Series H	177,452
117,065	China Unicom Hong Kong Ltd.	124,722
115,853	CITIC Ltd.	181,794
125,656	CSPC Pharmaceutical Group Ltd.	180,376
124,303	Dali Foods Group Co Ltd.	91,707
47,665	Guangdong Investment Ltd.	92,097
907,612	Industrial & Commercial Bank of China Ltd.—Series H	645,548
106,421	Jiayuan International Group, Ltd.	196,873
490,949	Kaisa Group Holdings Ltd.	156,621
95,910	Kingdee International Software Group Co Ltd.	84,793
72,863	Kunlun Energy Co., Ltd.	77,416
161,019	Lenovo Group Ltd.	108,774
37,647	Longfor Properties Co., Ltd.	111,966
223,067	Maanshan Iron & Steel Co Ltd. Series H	98,413
251,937	Sino Biopharmaceutical Ltd.	165,847
94,527	Sinopec Engineering Group Co Ltd. Series H	77,590
74,395	Sinotruk Hong Kong, Ltd.	112,159
133,292	SSY Group, Ltd.	98,902
24,597	Sunac China Holdings Ltd.	79,826

8,744	Sunny Optical Technology Group Co., Ltd.	77,769
77,101	Tencent Holdings Ltd.	3,090,235
136,824	Tingyi Cayman Islands Holding Corp.	183,249
60,469	Yihai International Holding Ltd.	147,189

		7,622,081

	Hungary—0.28%
11,572	MOL Hungarian Oil & Gas Plc	126,996
2,138	OTP Bank Plc	86,403

		213,399

	Indonesia—1.99%
114,026	Bank Central Asia Tbk PT	206,210
500,386	Bank Rakyat Indonesia Persero Tbk PT	127,478
404,968	Bukit Asam Tbk PT	121,320
232,387	Charoen Pokphand Indonesia Tbk PT	116,896
441,599	Hanjaya Mandala Sampoerna Tbk PT	114,204
181,635	Indah Kiat Pulp & Paper Corp. Tbk PT	145,848
332,198	Jasa Marga Persero Tbk PT	98,953
1,215,482	Kalbe Farma Tbk PT	128,423
113,554	Pabrik Kertas Tjiwi Kimia Tbk PT	87,718
693,843	Perusahaan Gas Negara PT	102,516
463,270	Telekomunikasi Indonesia Persero Tbk PT	121,114
52,013	Unilever Indonesia Tbk PT	164,550

		1,535,230

	Malaysia—2.22%
18,302	British American Tobacco Malaysia Bhd	159,609
141,468	DiGi.Com Bhd	153,723
12,186	Fraser & Neave Holdings Bhd	98,642
69,740	Genting Bhd	102,886
37,066	HAP Seng Consolidated Bhd	88,335
228,504	IOI Properties Group Bhd	85,095
100,451	Maxis Communications Bhd	129,855
9,886	Nestle Malaysia Bhd	352,079
56,710	Petronas Chemicals Group Bhd	127,398
21,733	PPB Group Bhd	92,179
36,474	Public Bank Bhd	218,361
81,674	Top Glove Corp. Bhd	110,725

		1,718,887

	Mexico—2.03%
81,922	Alfa SAB de CV—Series A	97,506
44,536	Alsea SAB de CV	116,123
400,485	America Movil SAB de CV—Series L	285,104
353,193	Cemex SAB de CV (a)	170,740
13,335	Fomento Economico Mexicano SAB de CV	114,664
8,525	Gruma SAB de CV—Series B	96,248
70,159	Grupo Bimbo SAB de CV—Series A	139,948
24,765	Grupo Financiero Banorte SAB de CV—Series O	120,890
34,717	Mexichem SAB de CV	88,171
133,688	Wal-Mart de Mexico SAB de CV	340,007

		1,569,401

	Peru—0.35%
1,237	Credicorp Ltd.	274,206

	Philippines—0.39%
5,802	Globe Telecom, Inc.	209,157
12,466	Manila Electric Co.	90,088

		299,245

	Poland—1.11%
3,183	CD Projekt SA (a)	123,831
5,674	Dino Polska SA (a)	145,709
6,831	Grupa Lotos SA	161,847
4,933	Jastrzebska Spolka Weglowa SA (a)	89,188
89	LPP SA	187,120
5,142	Polski Koncern Naftowy Orlen SA	148,983

		856,678

	Qatar—0.77%
2,608	Industries Qatar QSC	95,429
13,796	Ooredoo QPSC	284,271
2,771	Qatar Islamic Bank SAQ	115,401
1,848	Qatar National Bank QPSC	98,491

		593,592

	Republic of Korea—14.35%
925	Amorepacific Corp.	174,044
1,695	AMOREPACIFIC Group	110,604
19,836	BNK Financial Group, Inc.	130,267
1,063	Celltrion, Inc. (a)	213,513
8,743	Cheil Worldwide, Inc.	176,212
2,997	Coway Co., Ltd.	198,177
1,806	Daelim Industrial Co Ltd.	165,910
5,104	Daewoo Shipbuilding & Marine Engineering Co Ltd. (a)	156,789
1,210	DB Insurance Co., Ltd.	76,205
23,172	DGB Financial Group, Inc.	172,614
5,147	Fila Korea Ltd.	248,610
6,073	GS Engineering & Construction Corp.	238,183
2,793	GS Holdings Corp.	129,064
5,533	Hana Financial Group, Inc.	179,949
2,648	Hankook Tire Co., Ltd.	95,174
7,931	Hanwha Chemical Corp.	143,857
5,513	Hanwha Corp.	154,858
24,749	Hanwha Life Insurance Co., Ltd.	93,697
2,561	HLB, Inc. (a)	184,188
3,666	Hotel Shilla Co., Ltd.	251,459
1,148	Hyundai Department Store Co. Ltd.	92,966
778	Hyundai Heavy Industries Co., Ltd. (a)	89,735
275	Hyundai Heavy Industries Holdings Co., Ltd. (a)	85,198
2,058	Hyundai Marine & Fire Insurance Co., Ltd.	75,577
2,843	Hyundai Steel Co.	115,608
10,541	Industrial Bank of Korea	132,754
4,354	KB Financial Group, Inc.	181,635
6,608	Kia Motors Corp.	199,178
5,291	Korea Gas Corp. (a)	228,696
1,501	Korea Investment Holdings Co., Ltd.	80,277
10,058	Korean Air Lines Co., Ltd.	298,122
4,092	KT Corp. (b)	109,114
1,279	Kumho Petrochemical Co Ltd.	100,142
315	LG Chemical Ltd.	98,191
1,477	LG Electronics, Inc.	82,820
279	LG Household & Health Care Ltd.	275,740
15,796	LG Uplus Corp.	249,643
352	NCSoft Corp.	147,548
1,326	OCI Co., Ltd.	127,380
681	Pearl Abyss Corp. (a)	127,466
1,183	POSCO	258,760
2,636	Posco Chemtech Co Ltd.	150,798
5,492	Posco Daewoo Corp.	89,663
842	S-1 Corp.	75,651
424	Samsung Biologics Co., Ltd. (a)	147,482
1,070	Samsung Electro-Mechanics Co., Ltd.	99,747
74,875	Samsung Electronics Co., Ltd.	2,606,527
8,897	Samsung Engineering Co., Ltd. (a)	140,506
15,151	Samsung Heavy Industries Co., Ltd. (a)	100,847
449	Samsung SDI Co., Ltd.	88,255
538	Samsung SDS Co., Ltd.	98,459
4,764	Shinhan Financial Group Co., Ltd.	168,913
10,866	SK Hynix, Inc.	592,377
484	SK Innovation Co., Ltd.	77,689
405	SK Telecom Co., Ltd.	97,718
7,752	Woori Bank	108,403

		11,092,959

	Russian Federation—3.24%
32,654	Gazprom PJSC—ADR	144,331
9,033	LUKOIL PJSC—ADR	644,414
5,938	MMC Norilsk Nickel PJSC—ADR (c)	111,872
715	NovaTek PJSC—ADR	116,672
4,003	Novolipetsk Steel PJSC	91,757
20,711	Rosneft Oil Co PJSC—ADR (a)	129,123
37,721	Sberbank of Russia PJSC—ADR	413,422
9,904	Severstal PJSC—GDR	135,189

36,200	Surgutneftegas OJSC—ADR (c)	136,112
5,065	Tatneft PJSC—ADR	321,627
146,235	VTB Bank PJSC—GDR	162,543
3,865	X5 Retail Group NV	95,892

		2,502,954

	Singapore—0.15%
16,080	BOC Aviation Ltd.	118,651

	South Africa—5.31%
13,226	Absa Group Ltd.	148,444
3,968	Anglo American Platinum, Ltd.	147,938
13,273	AngloGold Ashanti Ltd.	168,617
4,290	Bid Corp. Ltd.	78,919
1,711	Capitec Bank Holdings Ltd.	132,592
7,902	Clicks Group, Ltd.	105,052
10,717	Exxaro Resources Ltd.	103,384
32,408	FirstRand Ltd.	147,614
5,789	Kumba Iron Ore, Ltd.	113,848
11,775	Liberty Holdings Ltd.	90,026
14,203	Motus Holdings Ltd. (a)	86,881
13,842	Mr. Price Group Ltd.	236,487
4,481	Naspers Ltd.—N Shares	897,170
7,114	Nedbank Group Ltd.	135,682
73,018	Netcare Ltd.	133,623
36,910	Pick n Pay Stores Ltd.	173,859
15,693	RMB Holdings Ltd.	85,971
4,410	Sasol Ltd.	131,050
9,834	Shoprite Holdings Ltd.	129,903
17,604	Standard Bank Group Ltd.	218,721
36,360	Telkom SA SOC Ltd.	160,113
9,714	The Bidvest Group Ltd.	139,538
7,730	The Foschini Group Ltd.	89,267
20,400	Truworths International Ltd.	124,751
32,969	Woolworths Holdings Ltd.	126,266

		4,105,716

	Taiwan, Province of China—12.21%
141,076	Acer, Inc.	89,079
29,739	Advantech Co., Ltd.	203,162
100,548	Asia Cement Corp.	111,201
22,142	Asustek Computer, Inc.	145,115
190,250	AU Optronics Corp.	75,596
69,121	Cathay Financial Holding Co., Ltd.	105,813
30,785	Chailease Holding Co., Ltd.	97,100
149,081	Chang Hwa Commercial Bank Ltd.	83,487
652,496	China Airlines Ltd.	233,420
382,822	China Development Financial Holding Corp.	121,228
24,037	Chunghwa Telecom Co., Ltd.	87,763
191,657	CTBC Financial Holding Co., Ltd.	126,059
200,820	E.SUN Financial Holdings Co., Ltd.	131,370
7,352	Eclat Textile Co., Ltd.	83,141
313,835	Eva Airways Corp. (b)	161,252
118,129	Far Eastern New Century Corp.	107,280
33,311	Far EasTone Telecommunications Co., Ltd.	82,743
46,893	Feng TAY Enterprise Co., Ltd.	267,854
130,446	First Financial Holding Co., Ltd.	84,984
34,733	Formosa Chemicals & Fibre Corp.	118,823
27,820	Formosa Petrochemical Corp.	98,720
37,237	Formosa Plastics Corp.	122,398
42,739	Foxconn Technology Co., Ltd.	84,388
103,394	Fubon Financial Holding Co., Ltd.	158,637
7,555	Globalwafers Co., Ltd.	69,261
57,289	Highwealth Construction Corp.	83,815
13,914	Hiwin Technologies Corp.	100,381
49,392	Hon Hai Precision Industry Co., Ltd.	113,673
150,344	Hua Nan Financial Holdings Co Ltd.	85,621
601,000	Innolux Corp.	190,456
1,054	Largan Precision Co., Ltd.	109,980
12,584	MediaTek, Inc.	93,656
155,054	Mega Financial Holding Co Ltd.	130,900

34,179	Micro-Star International Co., Ltd.	85,047
37,684	Nan Ya Plastics Corp.	92,678
22,253	Nien Made Enterprise Co., Ltd.	170,464
107,426	Pou Chen Corp.	113,796
33,264	President Chain Store Corp.	335,135
23,737	Realtek Semiconductor Corp.	110,091
596,861	Shin Kong Financial Holding Co., Ltd.	174,547
289,842	SinoPac Financial Holdings Co., Ltd.	97,000
319,073	Taishin Financial Holding Co., Ltd.	135,666
377,105	Taiwan Business Bank	126,968
99,611	Taiwan Cement Corp.	114,972
301,886	Taiwan Cooperative Financial Holding Co., Ltd.	173,427
83,159	Taiwan High Speed Rail Corp.	82,526
33,743	Taiwan Mobile Co., Ltd.	116,855
367,625	Taiwan Semiconductor Manufacturing Co., Ltd.	2,669,411
940	Tatung Co Ltd. (a)	791
155,373	Uni-President Enterprises Corp.	352,488
337,279	United Microelectronics Corp.	121,959
20,967	Walsin Technology Corp.	105,925
238,584	Winbond Electronics Corp.	105,128
10,373	Yageo Corp.	107,445
34,786	Zhen Ding Technology Holding Ltd.	90,484

		9,441,159

	Thailand—1.72%
20,684	Advanced Info Service PCL—NVDR	109,687
39,434	Airports of Thailand PCL—NVDR	77,888
18,696	Bumrungrad Hospital PCL—NVDR	107,617
61,152	CP ALL PCL—NVDR	129,130
422,822	Home Product Center PCL—NVDR	197,314
57,815	Indorama Ventures PCL	96,482
51,900	Muangthai Capital PCL—NVDR	78,207
25,039	PTT Exploration & Production PCL	86,895
40,514	PTT Global Chemical PCL—NVDR	88,770
197,392	PTT PCL—NVDR	278,379
157,710	Thai Union Group PCL	78,533

		1,328,902

	Turkey—1.94%
110,695	Akbank Turk AS	142,803
23,622	Anadolu Efes Biracilik Ve Malt Sanayii AS	92,025
12,888	BIM Birlesik Magazalar AS	211,847
115,676	Haci Omer Sabanci Holding AS	164,134
19,718	TAV Havalimanlari Holding AS	89,047
75,364	Turk Hava Yollari AO (a)	228,724
111,671	Turkiye Garanti Bankasi AS	167,381
155,519	Turkiye Halk Bankasi AS	205,513
235,956	Turkiye Is Bankasi—Series C	201,375

		1,502,849

	United Arab Emirates—0.12%
24,493	First Abu Dhabi Bank PJSC	94,018

	United Kingdom—0.13%
66,143	Old Mutual Ltd.	102,770

	Total Common Stocks (Cost $57,256,074)	64,096,065

	INVESTMENT COMPANIES—11.41%
	China—2.83%
34,578	iShares Core MSCI Emerging Markets ETF	1,630,353
22,642	KraneShares Bosera MSCI China A ETF	553,823

		2,184,176

	India—8.58%
199,010	iShares MSCI India ETF	6,634,993

	Total Investment Companies (Cost $8,176,193)	8,819,169

	PREFERRED STOCKS—4.07%
	Brazil—2.92%
44,382	Banco Bradesco SA—Preference Shares	441,808
33,540	Centrais Eletricas Brasileiras SA—Preference Shares (a)	242,849
28,567	Cia Energetica de Minas Gerais—Preference Shares	101,858
29,912	Gerdau SA—Preference Shares	114,003

84,068	Itau Unibanco Holding SA—Preference Shares	769,401
38,402	Itausa—Investimentos Itau SA—Preference Shares	119,665
80,159	Petroleo Brasileiro SA—Preference Shares	467,541

		2,257,125

	Chile—0.12%
25,151	Embotelladora Andina SA	94,427

	Republic of Korea—1.03%
1,504	Amorepacific Corp.—Preference Shares	138,603
405	LG Household & Health Care Ltd.—Preference Shares	238,462
14,623	Samsung Electronics Co., Ltd.—Preference Shares	417,832

		794,897

	Total Preferred Stocks (Cost $2,021,954)	3,146,449

	RIGHTS—0.00%
	Taiwan, Province of China—0.00%
21,241	EVA Airways Corp.	1,914

	Total Rights (Cost $1,677)	1,914

	SHORT TERM INVESTMENTS—0.15%
	Money Market Funds—0.15%
116,354	Deutsche Government Money Market Series—Institutional Shares
	Effective Yield, 2.31% (d)	116,354

	Total Short Term Investments (Cost $116,354)	116,354

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL- 0.30%
	Investments Purchased with Proceeds from Securities Lending Collateral—0.30%
230,499	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 2.62% (d)	230,499

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $230,499)	230,499

	Total Investments (Cost $67,802,751)—98.84%	76,410,450
	Other Assets in Excess of Liabilities—1.16%	893,561

	TOTAL NET ASSETS—100.00%	$77,304,011

Percentages are stated as a percent of net assets.

    ADR - American Depositary Receipt

    GDR - Global Depositary Receipt

 NVDR - Non-Voting Depositary Receipt

(a)	Non-income producing security.
(b)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $869,698 which represents 1.03% of total net assets.
(c)	All or portion of this security is on loan.
(d)	Seven-day yield as of December 31, 2018.

GuideMark® Emerging Markets Fund

Schedule of Investments by Industry (Unaudited)

December 31, 2018

COMMON STOCKS
Aerospace & Defense	0.19%
Airlines	1.42%
Auto Components	0.29%
Automobiles	0.56%
Banks	12.74%
Beverages	0.82%
Biotechnology	0.28%
Capital Markets	0.63%
Chemicals	1.56%
Commercial Services & Supplies	0.10%
Construction & Engineering	0.91%
Construction Materials	1.20%
Consumer Finance	0.10%
Diversified Consumer Services	0.25%
Diversified Financial Services	0.85%
Diversified Telecommunication Services	1.77%
Electric Utilities	0.48%

Electronic Equipment, Instruments & Components	1.48%
Entertainment	0.65%
Food & Staples Retailing	2.83%
Food Products	3.07%
Gas Utilities	0.59%
Health Care Equipment & Supplies	0.14%
Health Care Providers & Services	0.31%
Hotels, Restaurants & Leisure	0.60%
Household Durables	0.80%
Household Products	0.36%
Industrial Conglomerates	1.12%
Insurance	3.43%
Interactive Media & Services	1.43%
Internet & Direct Marketing Retail	3.53%
IT Services	4.36%
Leisure Products	0.24%
Life Sciences Tools & Services	0.31%
Machinery	1.07%
Media	1.39%
Metals & Mining	2.79%
Multiline Retail	1.09%
Oil, Gas & Consumable Fuels	6.66%
Paper & Forest Products	0.78%
Personal Products	0.59%
Pharmaceuticals	0.95%
Real Estate Management & Development	1.40%
Road & Rail	0.16%
Semiconductors & Semiconductor Equipment	8.23%
Software	0.30%
Specialty Retail	1.28%
Technology Hardware, Storage & Peripherals	0.82%
Textiles, Apparel & Luxury Goods	1.69%
Tobacco	0.51%
Trading Companies & Distributors	0.27%
Transportation Infrastructure	0.45%
Water Utilities	0.28%
Wireless Telecommunication Services	2.80%

TOTAL COMMON STOCKS	82.91%

INVESTMENT COMPANIES
Exchange Traded Funds	11.41%

TOTAL INVESTMENT COMPANIES	11.41%

PREFERRED STOCKS
Banks	1.72%
Beverages	0.12%
Electric Utilities	0.45%
Metals & Mining	0.15%
Oil, Gas & Consumable Fuels	0.60%
Personal Products	0.49%
Semiconductors & Semiconductor Equipment	0.54%

TOTAL PREFERRED STOCKS	4.07%

RIGHTS
Airlines	0.00%

TOTAL RIGHTS	0.00%

SHORT TERM INVESTMENTS
Money Market Funds	0.15%

TOTAL SHORT TERM INVESTMENTS	0.15%

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
Investments Purchased with Proceeds from Securities Lending Collateral	0.30%

TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL	0.30%

TOTAL INVESTMENTS	98.84%
Other Assets in Excess of Liabilities	1.16%

TOTAL NET ASSETS	100.00%

GuideMark® Small/Mid Cap Core Fund

Schedule of Investments (Unaudited)

December 31, 2018

Number of Shares		Value
	COMMON STOCKS—88.24%
	Aerospace & Defense—1.22%
427	AAR Corp.	$15,944
509	Aerojet Rocketdyne Holdings, Inc. (a)	17,932
204	AeroVironment, Inc. (a)	13,862
938	Axon Enterprise, Inc. (a)	41,037
0	Astronics Corp. (a)	3
992	BWX Technologies, Inc.	37,924
289	Cubic Corp.	15,531
306	Curtiss-Wright Corp.	31,249
555	Ducommun, Inc. (a)	20,158
545	Engility Holdings, Inc. (a)	15,511
317	Esterline Technologies Corp. (a)	38,500
272	HEICO Corp.	21,075
583	HEICO Corp.—Class A	36,729
525	Hexcel Corp.	30,103
324	Huntington Ingalls Industries, Inc.	61,660
777	Kratos Defense & Security Solutions, Inc. (a)	10,948
1,009	Maxar Technologies, Ltd.	12,068
411	Moog, Inc.—Class A	31,844
868	Sparton Corp. (a)	15,789
1,072	Spirit AeroSystems Holdings, Inc.—Class A	77,280
331	Teledyne Technologies, Inc. (a)	68,540
2,190	The KEYW Holding Corp. (a)	14,651
1,203	Vectrus, Inc. (a)	25,961
1,264	Wesco Aircraft Holdings, Inc. (a)	9,986

		664,285

	Air Freight & Logistics—0.20%
2,482	Echo Global Logistics, Inc. (a)	50,459
226	Forward Air Corp.	12,396
303	Hub Group, Inc.—Class A (a)	11,232
8,035	Radiant Logistics, Inc. (a)	34,149

		108,236

	Airlines—0.31%
900	Alaska Air Group, Inc.	54,765
334	Copa Holdings SA—Class A	26,289
2,890	JetBlue Airways Corp. (a)	46,413
989	Mesa Air Group, Inc. (a)	7,625
365	SkyWest, Inc.	16,232
275	Spirit Airlines, Inc. (a)	15,928

		167,252

	Auto Components—0.71%
881	Adient PLC—ADR	13,268
2,352	American Axle & Manufacturing Holdings, Inc. (a)	26,107
246	Cooper-Standard Holdings, Inc. (a)	15,281
1,536	Dana, Inc.	20,936
404	Dorman Products, Inc. (a)	36,368
632	Fox Factory Holding Corp. (a)	37,206
2,772	Gentex Corp.	56,022
464	Gentherm, Inc. (a)	18,551
2,143	Goodyear Tire & Rubber Co.	43,739
258	LCI Industries	17,234
340	Standard Motor Products, Inc.	16,466
1,594	Stoneridge, Inc. (a)	39,292
184	Visteon Corp. (a)	11,092
319	WABCO Holdings, Inc. (a)	34,241

		385,803

	Automobiles—0.15%
571	Harley-Davidson, Inc.	19,482
914	Thor Industries, Inc.	47,528
674	Winnebago Industries, Inc.	16,318

		83,328

	Banks—5.05%
831	1st Constitution Bancorp.	16,562
274	1st Source Corp.	11,053
364	ACNB Corp.	14,287
1,911	Associated Banc-Corp.	37,819
1,500	Banc of California, Inc.	19,965
562	BancFirst Corp.	28,044
1,548	Bancorp, Inc. (a)	12,322
758	BancorpSouth, Inc.	19,814
1,501	Bank of Commerce Holdings	16,451
455	Bank of Hawaii Corp.	30,631
426	Bank of Marin Bancorp	17,568
1,046	Bank OZK	23,880
1,592	BankUnited, Inc.	47,664
510	Baycom Corp. (a)	11,776
1,121	BCB Bancorp, Inc.	11,737
505	Blue Hills Bancorp, Inc.	10,777
193	BOK Financial Corp.	14,153
375	Bryn Mawr Bank Corp.	12,900
284	C&F Financial Corp.	15,112
628	Cadence BanCorp	10,538
374	Camden National Corp.	13,453
568	Cathay General Bancorp	19,045
355	CBTX, Inc.	10,437
889	CenterState Bank Corp.	18,705
205	Century Bancorp, Inc.—Class A	13,885
313	Chemical Financial Corp.	11,459
306	Chemung Financial Corp.	12,641
852	CIT Group, Inc.	32,606
221	City Holding Co.	14,937
1,075	Commerce Bancshares, Inc.	60,572
341	Community Bank Systems, Inc.	19,880
1,549	Community Bankers Trust Corp. (a)	11,184
356	Community Trust Bancorp, Inc.	14,101
991	Cullen Frost Bankers, Inc.	87,149
645	Customers Bancorp, Inc. (a)	11,739
239	Eagle Bancorp, Inc. (a)	11,642
1,796	East West Bancorp, Inc.	78,180
953	Enterprise Financial Services Corp.	35,861
713	Esquire Financial Holdings, Inc. (a)	15,472
320	Evans Bancorp, Inc.	10,403
1,296	F.N.B. Corp.	12,753
1,281	Farmers National Banc Corp.	16,320
326	FB Financial Corp.	11,417
502	FCB Financial Holdings, Inc.—Class A (a)	16,857
182	Fidelity D&D Bancorp, Inc.	11,681
733	Fidelity Southern Corp.	19,073
437	First Bancorp (North Carolina)	14,272
2,432	First BanCorp (Puerto Rico)	20,915
1,304	First Bank	15,804
591	First Business Financial Services, Inc.	11,530
105	First Citizens BancShares, Inc.—Class A	39,590
1,060	First Commonwealth Financial Corp.	12,805
545	First Community Bancshares, Inc.	17,157
521	First Community Corp.	10,123
1,398	First Financial Bancorp.	33,161
681	First Financial Bankshares, Inc.	39,287
723	First Guaranty Bancshares, Inc.	16,781
1,267	First Horizon National Corp.	16,674
320	First Interstate BancSystem, Inc.—Class A	11,699
500	First Merchants Corp.	17,135
405	First Mid-Illinois Bancshares, Inc.	12,928
1,790	Fulton Financial Corp.	27,709
365	Glacier Bancorp, Inc. (b)	14,461
343	Great Southern Bancorp, Inc.	15,788
550	Guaranty Bancorp	11,412
814	Hancock Whitney Corp.	28,205

402	Heartland Financial U.S.A., Inc.	17,668
755	Hilltop Holdings, Inc.	13,462
657	Home BancShares, Inc.	10,735
926	Hope Bancorp, Inc.	10,982
394	IBERIABANK Corp.	25,326
861	Independent Bank Corp.	18,098
879	International Bancshares Corp.	30,238
529	Investar Holding Corp.	13,119
1,515	Investors Bancorp, Inc.	15,756
981	Lakeland Bancorp, Inc.	14,529
400	Lakeland Financial Corp.	16,064
1,493	Live Oak Bancshares, Inc.	22,111
400	MB Financial, Inc.	15,852
462	National Bank Holdings Corp.—Class A	14,262
328	Nicolet Bankshares, Inc. (a)	16,006
885	Northeast Bancorp	14,806
355	Northrim BanCorp, Inc.	11,669
354	Ohio Valley Banc Corp.	12,528
458	Old Line Bancshares, Inc.	12,055
1,437	Old National Bancorp	22,130
1,571	Old Second Bancorp, Inc.	20,423
1,955	Pacific Mercantile Bancorp (a)	13,978
822	PacWest Bancorp	27,356
183	Park National Corp.	15,546
1,302	Parke Bancorp, Inc.	24,367
577	Peoples Bancorp, Inc.	17,368
286	Pinnacle Financial Partners, Inc.	13,185
963	Popular, Inc.	45,473
336	Preferred Bank	14,566
833	Premier Financial Bancorp, Inc.	12,420
524	Prosperity Bancshares, Inc.	32,645
353	QCR Holdings, Inc.	11,328
689	RBB Bancorp	12,106
324	Republic Bancorp, Inc.—Class A	12,545
511	S&T Bancorp, Inc.	19,336
438	Sandy Spring Bancorp, Inc.	13,727
626	SB One Bancorp	12,795
429	Seacoast Banking Corp. of Florida (a)	11,163
838	ServisFirst Bancshares, Inc.	26,707
1,465	Shore Bancshares, Inc.	21,301
258	Signature Bank	26,525
593	Simmons First National Corp.—Class A	14,309
894	Sterling Bancorp	14,760
582	Summit Financial Group, Inc.	11,238
1,749	Synovus Financial Corp.	55,951
2,390	TCF Financial Corp.	46,581
496	Texas Capital Bancshares, Inc. (a)	25,341
1,000	The Bank of N.T. Butterfield & Son, Ltd.	31,350
593	TowneBank	14,202
827	TriState Capital Holdings, Inc. (a)	16,093
493	Triumph Bancorp, Inc. (a)	14,642
386	Trustmark Corp.	10,974
342	UMB Financial Corp.	20,852
1,727	Umpqua Holdings Corp.	27,459
443	Union Bankshares Corp.	12,506
373	Union Bankshares, Inc.	17,811
477	United Bankshares, Inc.	14,839
776	Unity Bancorp, Inc.	16,110
1,796	Valley National Bancorp	15,948
323	Washington Trust Bancorp, Inc.	15,352
652	Webster Financial Corp.	32,137
1,028	WesBanco, Inc.	37,717
901	West Bancorporation, Inc.	17,200
1,071	Western Alliance Bancorp (a)	42,294
852	Wintrust Financial Corp.	56,649
1,851	Zions Bancorporation	75,410

		2,751,922

	Beverages—0.33%
220	Boston Beer Co., Inc.—Class A (a)	52,984
21,600	Castle Brands, Inc. (a)	18,371
6,862	Celsius Holdings, Inc. (a)(b)	23,811
142	Coca-Cola Bottling Co.	25,188
262	MGP Ingredients, Inc.	14,947
405	National Beverage Corp.	29,067
988	Primo Water Corp. (a)	13,842

		178,210

	Biotechnology—2.96%
613	ACADIA Pharmaceuticals, Inc. (a)	9,912
238	Acceleron Pharma, Inc. (a)	10,365
2,867	Acorda Therapeutics, Inc. (a)	44,668
2,535	ADMA Biologics, Inc. (a)	6,059
3,115	Adverum Biotechnologies, Inc. (a)	9,812
1,727	Aeglea BioTherapeutics, Inc. (a)	12,935
209	Agios Pharmaceuticals, Inc. (a)	9,637
1,312	Alkermes PLC (a)	38,717
2,561	AMAG Pharmaceuticals, Inc. (a)	38,902
360	Arena Pharmaceuticals, Inc. (a)	14,022
3,527	ArQule, Inc. (a)	9,770
802	Array BioPharma, Inc. (a)	11,428
1,321	Arrowhead Pharmaceuticals, Inc. (a)	16,407
432	Atara Biotherapeutics, Inc. (a)	15,008
1,693	BioCryst Pharmaceuticals, Inc. (a)	13,663
311	Biohaven Pharmaceutical Holding Co., Ltd. (a)	11,501
186	BioSpecifics Technologies Corp. (a)	11,272
991	CareDx, Inc. (a)	24,914
3,010	CASI Pharmaceuticals, Inc. (a)	12,100
1,673	Catalyst Biosciences, Inc. (a)	13,200
690	Celcuity, Inc. (a)	16,553
904	Cellular Biomedicine Group, Inc. (a)	15,965
896	Dicerna Pharmaceuticals, Inc. (a)	9,578
724	Eagle Pharmaceuticals, Inc. (a)	29,170
385	Editas Medicine, Inc. (a)	8,759
987	Emergent BioSolutions, Inc. (a)	58,509
196	Enanta Pharmaceuticals, Inc. (a)	13,883
258	Esperion Therapeutics, Inc. (a)	11,868
563	Exact Sciences Corp. (a)	35,525
2,208	Exelixis, Inc. (a)	43,431
1,548	Fate Therapeutics, Inc. (a)	19,861
322	FibroGen, Inc. (a)	14,902
420	G1 Therapeutics, Inc. (a)	8,043
984	Genomic Health, Inc. (a)	63,379
8,133	Geron Corp. (a)	8,133
453	Global Blood Therapeutics, Inc. (a)	18,596
892	Halozyme Therapeutics, Inc. (a)	13,050
619	Heron Therapeutics, Inc. (a)	16,057
2,358	ImmunoGen, Inc. (a)	11,318
2,007	Immunomedics, Inc. (a)	28,640
2,815	Insys Therapeutics, Inc. (a)(b)	9,852
162	Intercept Pharmaceuticals, Inc. (a)	16,328
1,221	Invitae Corp. (a)	13,504
897	Ionis Pharmaceuticals, Inc. (a)	48,492
1,343	Kindred Biosciences, Inc. (a)	14,706
178	Ligand Pharmaceuticals, Inc.—Class B (a)	24,155
184	Loxo Oncology, Inc. (a)(b)	25,773
1,412	MediciNova, Inc. (a)	11,536
1,811	Minerva Neurosciences, Inc. (a)	12,206
382	Mirati Therapeutics, Inc. (a)	16,204
2,389	Myriad Genetics, Inc. (a)	69,448
2,235	Natera, Inc. (a)	31,201
425	Neurocrine Biosciences, Inc. (a)	30,349
21,451	Palatin Technologies, Inc. (a)	15,196
369	PTC Therapeutics, Inc. (a)	12,664
484	Puma Biotechnology, Inc. (a)	9,849
716	Ra Pharmaceuticals, Inc. (a)	13,031
2,312	Recro Pharma, Inc. (a)	16,415
234	REGENXBIO, Inc. (a)	9,816

324	Repligen Corp. (a)	17,088
468	Retrophin, Inc. (a)	10,591
868	Rocket Pharmaceuticals, Inc. (a)	12,864
299	Sarepta Therapeutics, Inc. (a)	32,630
875	Seattle Genetics, Inc. (a)	49,578
5,169	Sorrento Therapeutics, Inc. (a)	12,406
260	Ultragenyx Pharmaceutical, Inc. (a)	11,305
1,200	United Therapeutics Corp. (a)	130,680
1,290	Vanda Pharmaceuticals, Inc. (a)	33,708
2,390	Veracyte, Inc. (a)	30,066
3,438	Vericel Corp. (a)	59,821
459	Xencor, Inc. (a)	16,597
3,091	Zafgen, Inc. (a)	15,300

		1,612,871

	Building Products—1.38%
1,860	A. O. Smith Corp.	79,422
727	AAON, Inc.	25,489
599	Advanced Drainage Systems, Inc.	14,526
924	Allegion PLC	73,652
271	American Woodmark Corp. (a)	15,089
477	Apogee Enterprises, Inc.	14,238
865	Armstrong Flooring, Inc. (a)	10,242
679	Armstrong World Industries, Inc.	39,525
2,939	Builders FirstSource, Inc. (a)	32,064
780	Continental Building Products, Inc. (a)	19,851
338	CSW Industrials, Inc. (a)	16,342
1,318	Fortune Brands Home & Security, Inc.	50,071
504	Insteel Industries, Inc.	12,237
994	JELD-WEN Holding, Inc. (a)	14,125
393	Lennox International, Inc.	86,012
233	Masonite International Corp. (a)	10,445
1,480	NCI Building Systems, Inc. (a)	10,730
982	Owens Corning, Inc.	43,188
485	Patrick Industries, Inc. (a)	14,361
952	PGT Innovations, Inc. (a)	15,089
1,328	Quanex Building Products Corp.	18,048
502	Simpson Manufacturing Co., Inc.	27,173
1,024	Trex Co., Inc. (a)	60,785
807	Universal Forest Products, Inc.	20,950
635	USG Corp.	27,089

		750,743

	Capital Markets—2.02%
1,629	Artisan Partners Asset Management, Inc.—Class A	36,017
338	Associated Capital Group, Inc.	11,908
896	B. Riley Financial, Inc.	12,723
1,578	Blucora, Inc. (a)	42,038
2,512	BrightSphere Investment Group PLC	26,828
733	Cohen & Steers, Inc.	25,157
106	Diamond Hill Investment Group, Inc.	15,842
1,079	Donnelley Financial Solutions, Inc. (a)	15,138
1,353	Eaton Vance Corp.	47,599
643	Evercore Partners, Inc.—Class A	46,013
539	FactSet Research Systems, Inc.	107,870
1,671	Federated Investors, Inc.—Class B	44,365
672	Greenhill & Co., Inc.	16,397
733	Hamilton Lane, Inc.	27,121
748	Houlihan Lokey, Inc.	27,526
372	INTL. FCStone, Inc. (a)	13,608
379	Investment Technology Group	11,461
1,871	Lazard, Ltd.—Class A	69,059
732	Legg Mason, Inc.	18,673
1,302	LPL Financial Holdings, Inc.	79,526
363	MarketAxess Holdings, Inc.	76,705
743	Moelis & Co.—Class A	25,544
478	Morningstar, Inc.	52,503
705	Oppenheimer Holdings, Inc.—Class A	18,013
206	Piper Jaffray Cos.	13,563
376	PJT Partners, Inc.—Class A	14,574

2,329	Pzena Investment Management, Inc.—Class A	20,146
1,551	SEI Investments Co.	71,656
1,873	Siebert Financial Corp. (a)	27,084
934	Virtu Financial, Inc.—Class A	24,060
241	Virtus Investment Partners, Inc.	19,143
1,568	Waddell & Reed Financial, Inc.—Class A	28,349
411	Westwood Holdings Group, Inc.	13,974

		1,100,183

	Chemicals—1.51%
507	AdvanSix, Inc. (a)	12,340
831	American Vanguard Corp.	12,623
358	Ashland Global Holdings, Inc.	25,404
1,344	Axalta Coating Systems, Ltd. (a)	31,477
184	Balchem Corp.	14,417
379	Cabot Corp.	16,274
1,971	CF Industries Holdings, Inc.	85,758
222	Chase Corp.	22,211
858	FutureFuel Corp.	13,608
466	GCP Applied Technologies, Inc. (a)	11,440
305	H.B. Fuller Co.	13,014
312	Hawkins, Inc.	12,777
2,022	Huntsman Corp.	39,004
828	Ingevity Corp. (a)	69,295
4,850	Intrepid Potash, Inc. (a)	12,610
595	Kraton Corp. (a)	12,995
996	Kronos Worldwide, Inc.	11,474
304	Minerals Technologies, Inc.	15,607
81	NewMarket Corp.	33,379
1,503	Olin Corp.	30,225
2,853	Platform Specialty Products Corp. (a)	29,472
799	PolyOne Corp.	22,851
196	Quaker Chemical Corp.	34,831
1,320	Rayonier Advanced Materials, Inc.	14,058
1,284	RPM International, Inc.	75,474
191	Sensient Technologies Corp.	10,667
279	Stepan Co.	20,646
1,124	The Chemours Co.	31,719
210	The Scotts Miracle-Gro Co.—Class A	12,907
752	Trinseo SA	34,427
1,890	Tronox, Ltd.—Class A	14,704
1,393	Valvoline, Inc.	26,955

		824,643

	Commercial Services & Supplies—1.85%
595	ABM Industries, Inc.	19,105
2,731	ACCO Brands Corp.	18,516
1,568	ADT, Inc. (b)	9,424
732	Advanced Disposal Services, Inc. (a)	17,524
858	Avery Dennison Corp.	77,074
243	Barrett Business Services, Inc.	13,912
977	BrightView Holdings, Inc. (a)	9,975
1,008	Casella Waste Systems, Inc.—Class A (a)	28,718
470	Cimpress NV (a)	48,607
319	Clean Harbors, Inc. (a)	15,743
629	Comfort Systems USA, Inc.	27,475
1,061	Covanta Holding Corp.	14,239
761	Deluxe Corp.	29,253
1,376	Essendant, Inc.	17,310
681	Healthcare Services Group, Inc.	27,363
868	Heritage-Crystal Clean, Inc. (a)	19,973
1,750	Herman Miller, Inc.	52,937
813	HNI Corp.	28,805
1,162	Interface, Inc.	16,558
1,008	KAR Auction Services, Inc.	48,102
4,551	Kimball International, Inc.—Class B	64,579
814	Knoll, Inc.	13,415
1,375	LSC Communications, Inc.	9,625
298	McGrath RentCorp	15,341
379	Mobile Mini, Inc.	12,033

476	MSA Safety, Inc.	44,873
3,329	NL Industries, Inc. (a)	11,685
2,371	Pitney Bowes, Inc.	14,013
1,054	Quad/Graphics, Inc.	12,985
2,280	Rollins, Inc.	82,308
415	SP Plus Corp. (a)	12,259
2,012	Steelcase, Inc.—Class A	29,838
379	Stericycle, Inc. (a)	13,905
2,013	Sykes Enterprises, Inc. (a)	49,781
897	Team, Inc. (a)	13,141
568	Tetra Tech, Inc.	29,405
370	The Brinks Co.	23,920
268	US Ecology, Inc.	16,879

		1,010,598

	Communications Equipment—1.14%
315	Acacia Communications, Inc. (a)	11,970
2,169	ARRIS International PLC (a)	66,306
803	CalAmp Corp. (a)	10,447
3,543	Calix, Inc. (a)	34,544
1,412	Casa Systems, Inc. (a)	18,540
1,950	Ciena Corp. (a)	66,125
1,147	Clearfield, Inc. (a)	11,378
1,893	CommScope Holding Co., Inc. (a)	31,026
494	Comtech Telecommunications Corp.	12,024
1,823	DASAN Zhone Solutions, Inc. (a)	25,358
2,114	Digi International, Inc. (a)	21,330
527	EchoStar Corp.—Class A (a)	19,351
7,657	Extreme Networks, Inc. (a)	46,708
3,420	Harmonic, Inc. (a)	16,142
500	InterDigital, Inc.	33,215
1,623	KVH Industries, Inc. (a)	16,701
464	Lumentum Holdings, Inc. (a)	19,508
460	NETGEAR, Inc. (a)	23,934
1,520	NetScout Systems, Inc. (a)	35,918
344	Plantronics, Inc.	11,386
1,248	Quantenna Communications, Inc. (a)	17,909
3,650	Ribbon Communications, Inc. (a)	17,593
339	Ubiquiti Networks, Inc. (b)	33,700
201	ViaSat, Inc. (a)	11,849
1,123	Viavi Solutions, Inc. (a)	11,286

		624,248

	Construction & Engineering—0.69%
957	AECOM (a)	25,360
892	Aegion Corp. (a)	14,557
1,005	Ameresco, Inc. (a)	14,171
510	Arcosa, Inc. (a)	14,122
307	Dycom Industries, Inc. (a)	16,590
423	EMCOR Group, Inc.	25,249
844	Fluor Corp.	27,177
2,365	Great Lakes Dredge & Dock Corp. (a)	15,656
3,733	HC2 Holdings, Inc. (a)	9,855
896	IES Holdings, Inc. (a)	13,933
1,054	Jacobs Engineering Group, Inc.	61,617
1,513	KBR, Inc.	22,967
304	MasTec, Inc. (a)	12,330
406	MYR Group, Inc. (a)	11,437
495	Northwest Pipe Co. (a)	11,529
500	NV5 Global, Inc. (a)	30,275
765	Quanta Services, Inc. (a)	23,027
1,035	Sterling Construction Co., Inc. (a)	11,271
892	Tutor Perini Corp. (a)	14,245

		375,368

	Construction Materials—0.05%
211	Eagle Materials, Inc.	12,877
437	US Concrete, Inc. (a)	15,418

		28,295

	Consumer Finance—0.87%
203	Credit Acceptance Corp. (a)	77,497
1,286	Curo Group Holdings Corp. (a)	12,204
2,599	Enova International, Inc. (a)	50,577
1,944	EZCORP, Inc.—Class A (a)	15,027
395	FirstCash, Inc.	28,578
427	Green Dot Corp.—Class A (a)	33,955
3,776	Navient Corp.	33,267
510	Nelnet, Inc.—Class A	26,693
535	OneMain Holdings, Inc. (a)	12,995
648	PRA Group, Inc. (a)	15,792
2,519	Regional Management Corp. (a)	60,582
3,790	Santander Consumer USA Holdings, Inc.	66,666
5,225	SLM Corp. (a)	43,420

		477,253

	Containers & Packaging—0.61%
308	AptarGroup, Inc.	28,974
1,101	Berry Plastics Group, Inc. (a)	52,330
314	Greif, Inc.—Class A	11,652
2,215	Myers Industries, Inc.	33,469
1,321	Owens-Illinois, Inc. (a)	22,774
949	Packaging Corp. of America	79,203
1,158	Sealed Air Corp.	40,345
776	Silgan Holdings, Inc.	18,329
683	Sonoco Products Co.	36,288
350	UFP Technologies, Inc. (a)	10,514

		333,878

	Distributors—0.09%
1,251	Core-Mark Holding Co., Inc.	29,086
1,326	Funko, Inc. (a)	17,437

		46,523

	Diversified Consumer Services—1.68%
1,613	Adtalem Global Education, Inc. (a)	76,327
1,527	American Public Education, Inc. (a)	43,458
303	Bright Horizons Family Solutions, Inc. (a)	33,769
3,491	Career Education Corp. (a)	39,867
1,028	Carriage Services, Inc.	15,934
2,460	Chegg, Inc. (a)	69,913
527	frontdoor, Inc. (a)	14,024
87	Graham Holdings Co.—Class B	55,731
638	Grand Canyon Education, Inc. (a)	61,337
4,372	H&R Block, Inc.	110,918
1,275	Hillenbrand, Inc.	48,361
3,657	Houghton Mifflin Harcourt Co. (a)	32,401
2,317	K12, Inc. (a)	57,438
775	Laureate Education, Inc. (a)	11,811
321	Matthews International Corp.—Class A	13,039
2,606	Regis Corp. (a)	44,172
882	Service Corp. International	35,509
1,331	ServiceMaster Global Holdings, Inc. (a)	48,901
751	Sotheby’s—Class A (a)	29,845
312	Strategic Education, Inc.	35,387
1,024	Weight Watchers International, Inc. (a)	39,475

		917,617

	Diversified Financial Services—0.20%
684	Cannae Holdings, Inc. (a)	11,710
707	Encore Capital Group, Inc. (a)	16,615
1,791	On Deck Capital, Inc. (a)	10,567
831	Voya Financial, Inc.	33,356
361	World Acceptance Corp. (a)	36,916

		109,164

	Diversified Telecommunication Services—0.34%
148	ATN International, Inc.	10,586
351	Cogent Communications Holdings, Inc.	15,869
976	Consolidated Communications Holdings, Inc.	9,643
5,357	Frontier Communications Corp. (a)	12,750
570	Intelsat SA (a)	12,192
658	Iridium Communications, Inc. (a)	12,140
2,159	Ooma, Inc. (a)	29,967
6,705	Vonage Holdings Corp. (a)	58,535

5,172	Windstream Holdings, Inc. (a)	10,809
649	Zayo Group Holdings, Inc. (a)	14,823

		187,314

	Electric Utilities—0.51%
446	ALLETE, Inc.	33,994
280	El Paso Electric Co.	14,037
718	Hawaiian Electric Industries, Inc.	26,293
307	IDACORP, Inc.	28,570
170	MGE Energy, Inc.	10,193
1,890	OGE Energy Corp.	74,069
415	Pinnacle West Capital Corp.	35,358
520	Portland General Electric Co.	23,842
4,289	Spark Energy, Inc.—Class A	31,867

		278,223

	Electrical Equipment—0.97%
485	Acuity Brands, Inc.	55,751
510	Allied Motion Technologies, Inc.	22,792
831	Atkore International Group, Inc. (a)	16,487
272	AZZ, Inc.	10,978
344	Belden, Inc.	14,369
662	Brady Corp.—Class A	28,771
240	Encore Wire Corp.	12,043
327	EnerSys	25,379
3,041	Enphase Energy, Inc. (a)(b)	14,384
524	Franklin Electric Co., Inc.	22,469
19,311	FuelCell Energy, Inc. (a)	10,631
583	Generac Holdings, Inc. (a)	28,975
1,955	GrafTech International, Ltd.	22,365
383	Hubbell, Inc.	38,047
527	II-VI, Inc. (a)	17,106
1,048	nVent Electric PLC	23,538
287	Preformed Line Products Co.	15,570
450	Regal Beloit Corp.	31,523
1,068	Sensata Technologies Holding PLC (a)	47,889
1,342	Sunrun, Inc. (a)	14,614
849	Vicor Corp. (a)	32,084
2,224	Vivint Solar, Inc. (a)	8,473
229	Woodward Governor Co.	17,012

		531,250

	Electronic Equipment, Instruments & Components—3.02%
842	Anixter International, Inc. (a)	45,729
516	Arrow Electronics, Inc. (a)	35,578
897	Avnet, Inc.	32,382
1,250	AVX Corp.	19,062
654	Bel Fuse, Inc.—Class B	12,047
1,066	Benchmark Electronics, Inc.	22,578
1,881	CDW Corp.	152,455
1,526	Cognex Corp.	59,010
275	Coherent, Inc. (a)	29,070
1,716	Control4 Corp. (a)	30,202
508	CTS Corp.	13,152
2,185	Daktronics, Inc.	16,169
571	Dolby Laboratories, Inc.—Class A	35,311
2,170	Electro Scientific Industries, Inc. (a)	65,013
506	Fabrinet (a)	25,963
394	FARO Technologies, Inc. (a)	16,012
4,295	Fitbit, Inc.—Class A (a)	21,346
1,161	FLIR Systems, Inc.	50,550
832	Insight Enterprises, Inc. (a)	33,904
5,229	Iteris, Inc. (a)	19,504
503	Itron, Inc. (a)	23,787
532	Jabil, Inc.	13,188
1,312	KEMET Corp.	23,012
2,121	Keysight Technologies, Inc. (a)	131,672
867	Kimball Electronics, Inc. (a)	13,430
1,326	Knowles Corp. (a)	17,649
107	Littelfuse, Inc.	18,348
233	Mercury Systems, Inc. (a)	11,019

95	Mesa Laboratories, Inc.	19,797
519	Methode Electronics, Inc.	12,088
295	MTS Systems Corp.	11,838
1,714	Napco Security Technologies, Inc. (a)	26,996
1,509	National Instruments Corp.	68,478
501	Novanta, Inc. (a)	31,563
244	OSI Systems, Inc. (a)	17,885
1,123	PAR Technology Corp. (a)	24,425
926	PC Connection, Inc.	27,530
474	Plexus Corp. (a)	24,212
166	Rogers Corp. (a)	16,444
1,146	Sanmina Corp. (a)	27,573
544	ScanSource, Inc. (a)	18,703
582	SYNNEX Corp.	47,071
347	Tech Data Corp. (a)	28,388
2,242	Trimble, Inc. (a)	73,784
1,874	TTM Technologies, Inc. (a)	18,234
1,951	Vishay Intertechnology, Inc.	35,138
493	Vishay Precision Group, Inc. (a)	14,903
733	Zebra Technologies Corp.—Class A (a)	116,716

		1,648,908

	Energy Equipment & Services—0.71%
471	Apergy Corp. (a)	12,755
2,485	Basic Energy Services, Inc. (a)	9,542
500	Cactus, Inc. (a)	13,705
1,787	Diamond Offshore Drilling, Inc. (a)	16,869
1,190	Era Group, Inc. (a)	10,401
1,876	Frank’s International NV (a)	9,793
2,604	FTS International, Inc. (a)	18,514
492	Helmerich & Payne, Inc. (b)	23,586
2,238	Keane Group, Inc. (a)	18,307
939	Liberty Oilfield Services, Inc.	12,160
1,173	Mammoth Energy Services, Inc.	21,090
1,952	Matrix Service Co. (a)	35,019
1,765	NCS Multistage Holdings, Inc. (a)	8,984
5,098	Noble Corp. PLC (a)	13,357
1,099	Oceaneering International, Inc. (a)	13,298
8,517	Profire Energy, Inc. (a)	12,350
757	ProPetro Holding Corp. (a)	9,326
2,797	Quintana Energy Services, Inc. (a)	9,678
1,191	RigNet, Inc. (a)	15,054
1,746	Rowan Cos., Inc.—Class A (a)	14,649
1,430	RPC, Inc.	14,114
330	Seacor Holdings, Inc. (a)	12,210
1,008	SEACOR Marine Holdings, Inc. (a)	11,854
6,919	Transocean, Ltd. (a)(b)	48,018

		384,633

	Entertainment—0.64%
990	AMC Entertainment Holdings, Inc.—Class A	12,157
1,376	Eros International PLC (a)	11,407
5,123	Glu Mobile, Inc. (a)	41,343
519	Liberty Media Group—Class C (a)	15,933
866	Lions Gate Entertainment Corp.—Class A (b)	13,943
751	Lions Gate Entertainment Corp.—Class B	11,175
1,506	Live Nation Entertainment, Inc. (a)	74,170
3,344	Pandora Media, Inc. (a)	27,053
2,667	Rosetta Stone, Inc. (a)	43,739
93	The Madison Square Garden Co.—Class A (a)	24,896
329	The Marcus Corp.	12,995
641	World Wrestling Entertainment, Inc.—Class A	47,896
3,683	Zynga, Inc.—Class A (a)	14,474

		351,181

	Food & Staples Retailing —1.13%
1,651	BJ’s Wholesale Club Holdings, Inc. (a)(b)	36,586
532	Casey’s General Stores, Inc.	68,170
1,791	Diplomat Pharmacy, Inc. (a)	24,107
1,090	Ingles Markets, Inc.—Class A	29,670
2,198	Natural Grocers by Vitamin Cottage, Inc. (a)	33,695

1,793	Performance Food Group Co. (a)	57,860
265	PriceSmart, Inc.	15,662
26,721	Rite Aid Corp. (a)	18,926
2,341	Smart & Final Stores, Inc. (a)	11,096
1,656	SpartanNash Co.	28,450
2,203	Sprouts Farmers Market, Inc. (a)	51,793
1,314	The Chefs’ Warehouse, Inc. (a)	42,022
1,129	United Natural Foods, Inc. (a)	11,956
3,185	US Foods Holding Corp. (a)	100,773
1,158	Village Super Market, Inc.—Class A	30,965
1,093	Weis Markets, Inc.	52,224

		613,955

	Food Products—1.21%
188	Calavo Growers, Inc.	13,716
598	Cal-Maine Foods, Inc.	25,295
0	ConAgra Brands, Inc.	7
1,576	Darling International, Inc. (a)	30,322
7,148	Dean Foods Co.	27,234
1,330	Farmer Brothers Co. (a)	31,029
2,828	Flowers Foods, Inc.	52,233
612	Fresh Del Monte Produce, Inc.	17,301
1,758	Freshpet, Inc. (a)	56,537
1,124	Hostess Brands, Inc. (a)	12,297
647	Ingredion, Inc.	59,136
160	J&J Snack Foods Corp.	23,134
272	John B. Sanfilippo & Son, Inc.	15,140
1,314	Lamb Weston Holdings, Inc.	96,658
209	Lancaster Colony Corp.	36,964
814	Pilgrim’s Pride Corp. (a)	12,625
650	Post Holdings, Inc. (a)	57,934
319	Sanderson Farms, Inc.	31,674
415	Seneca Foods Corp.—Class A (a)	11,711
723	Simply Good Foods Co. (a)	13,665
679	TreeHouse Foods, Inc. (a)	34,432

		659,044

	Gas Utilities—0.50%
534	Atmos Energy Corp.	49,512
365	National Fuel Gas Co.	18,681
507	New Jersey Resources Corp.	23,155
170	Northwest Natural Holding Co.	10,278
340	ONE Gas, Inc.	27,064
529	South Jersey Industries, Inc.	14,706
140	Southwest Gas Holdings, Inc.	10,710
209	Spire, Inc.	15,483
1,985	UGI Corp.	105,900

		275,489

	Health Care Equipment & Supplies—4.28%
6,304	Accuray, Inc. (a)	21,497
1,268	AngioDynamics, Inc. (a)	25,525
405	Anika Therapeutics, Inc. (a)	13,612
5,550	Antares Pharma, Inc. (a)	15,096
1,085	AtriCure, Inc. (a)	33,201
59	Atrion Corp.	43,724
445	Avanos Medical, Inc. (a)	19,932
1,754	AxoGen, Inc. (a)	35,834
455	Cantel Medical Corp.	33,875
1,253	Cardiovascular Systems, Inc. (a)	35,698
2,558	Cerus Corp. (a)	12,969
304	CONMED Corp.	19,517
422	CryoLife, Inc. (a)	11,976
1,251	CryoPort, Inc. (a)	13,799
1,762	Cutera, Inc. (a)	29,989
2,411	CytoSorbents Corp. (a)	19,481
1,099	DexCom, Inc. (a)	131,660
873	FONAR Corp. (a)	17,670
858	Glaukos Corp. (a)	48,194
2,053	Globus Medical, Inc.—Class A (a)	88,854
776	Haemonetics Corp. (a)	77,639

631	Heska Corp. (a)	54,329
720	Hill-Rom Holdings, Inc.	63,756
177	ICU Medical, Inc. (a)	40,645
510	Inogen, Inc. (a)	63,327
691	Insulet Corp. (a)	54,810
750	Integer Holdings Corp. (a)	57,195
593	Integra LifeSciences Holdings Corp. (a)	26,744
705	IntriCon Corp. (a)	18,598
901	iRadimed Corp. (a)	22,038
580	iRhythm Technologies, Inc. (a)	40,298
1,876	Lantheus Holdings, Inc. (a)	29,359
1,427	LeMaitre Vascular, Inc.	33,734
283	LivaNova PLC (a)	25,886
631	Masimo Corp. (a)	67,750
1,166	Meridian Bioscience, Inc.	20,242
423	Merit Medical Systems, Inc. (a)	23,608
642	Natus Medical, Inc. (a)	21,847
382	Neogen Corp. (a)	21,774
1,258	Neuronetics, Inc. (a)	24,342
1,083	Novocure, Ltd. (a)	36,259
1,082	NuVasive, Inc. (a)	53,624
896	Nuvectra Corp. (a)	14,641
1,161	NxStage Medical, Inc. (a)	33,228
1,229	OraSure Technologies, Inc. (a)	14,355
758	Orthofix Medical, Inc. (a)	39,787
630	OrthoPediatrics Corp. (a)	21,974
1,134	Oxford Immunotec Global PLC (a)	14,493
427	Penumbra, Inc. (a)	52,179
564	Quidel Corp. (a)	27,534
5,450	RTI Surgical, Inc. (a)	20,165
1,792	SeaSpine Holdings Corp. (a)	32,686
2,583	STAAR Surgical Co. (a)	82,424
576	STERIS PLC	61,546
516	SurModics, Inc. (a)	24,386
1,630	Tactile Systems Technology, Inc. (a)	74,246
1,260	Tandem Diabetes Care, Inc. (a)	47,842
419	The Cooper Cos., Inc.	106,635
5,504	TransEnterix, Inc. (a)(b)	12,439
146	Utah Medical Products, Inc.	12,130
834	Varex Imaging Corp. (a)	19,749
579	West Pharmaceutical Services, Inc.	56,759
563	Wright Medical Group NV (a)	15,325

		2,334,430

	Health Care Providers & Services—2.84%
4,155	AAC Holdings, Inc. (a)	5,817
662	Acadia Healthcare Co., Inc. (a)	17,020
555	Addus HomeCare Corp. (a)	37,673
925	Amedisys, Inc. (a)	108,327
855	American Renal Associates Holdings, Inc. (a)	9,850
1,069	AMN Healthcare Services, Inc. (a)	60,570
717	Apollo Medical Holdings, Inc. (a)	14,232
8,380	BioScrip, Inc. (a)	29,917
1,015	BioTelemetry, Inc. (a)	60,616
2,567	Brookdale Senior Living, Inc. (a)	17,199
1,522	Capital Senior Living Corp. (a)	10,350
234	Chemed Corp.	66,287
1,001	Civitas Solutions, Inc. (a)(b)	17,527
3,787	Community Health Systems, Inc. (a)	10,679
359	CorVel Corp. (a)	22,157
5,394	Cross Country Healthcare, Inc. (a)	39,538
1,150	Encompass Health Corp.	70,955
10,227	Genesis Healthcare, Inc. (a)	12,068
592	HealthEquity, Inc. (a)	35,313
534	HMS Holdings Corp. (a)	15,021
437	LHC Group, Inc. (a)	41,026
514	Magellan Health Services, Inc. (a)	29,241
1,022	MEDNAX, Inc. (a)	33,726
1,059	Molina Healthcare, Inc. (a)	123,077

334	National HealthCare Corp.	26,202
1,763	National Research Corp.—Class A	67,241
3,933	Owens & Minor, Inc.	24,896
1,441	Patterson Cos., Inc.	28,330
1,108	PerkinElmer, Inc.	87,033
500	PetIQ, Inc. (a)	11,735
649	Premier, Inc.—Class A (a)	24,240
276	Providence Service Corp. (a)	16,566
3,496	R1 RCM, Inc. (a)	27,793
5,556	RadNet, Inc. (a)	56,505
1,287	Select Medical Holdings Corp. (a)	19,755
2,115	Surgery Partners, Inc. (a)	20,706
1,833	Tenet Healthcare Corp. (a)	31,418
898	The Ensign Group, Inc.	34,833
590	Tivity Health, Inc. (a)	14,638
1,845	Triple-S Management Corp.—Class B (a)	32,085
123	US Physical Therapy, Inc.	12,589
528	WellCare Health Plans, Inc. (a)	124,656

		1,549,407

	Health Care Technology—0.93%
2,875	Allscripts Healthcare Solutions, Inc. (a)	27,715
450	athenahealth, Inc. (a)	59,369
830	Computer Programs & Systems, Inc.	20,833
741	Evolent Health, Inc.—Class A (a)	14,783
477	Inspire Medical Systems, Inc. (a)	20,153
688	Medidata Solutions, Inc. (a)	46,385
5,284	NextGen Healthcare, Inc. (a)	80,053
389	Omnicell, Inc. (a)	23,822
1,387	Simulations Plus, Inc.	27,601
388	Tabula Rasa HealthCare, Inc. (a)	24,739
453	Teladoc Health, Inc. (a)	22,455
1,159	Veeva Systems, Inc.—Class A (a)	103,522
958	Vocera Communications, Inc. (a)	37,697

		509,127

	Hotels, Restaurants & Leisure—2.48%
1,212	Aramark	35,112
2,504	BBX Capital Corp.	14,348
630	Belmond, Ltd.—Class A (a)	15,769
299	BJ’s Restaurants, Inc.	15,120
678	Bloomin’ Brands, Inc.	12,129
1,506	Bluegreen Vacations Corp.	19,473
1,175	Bojangles’, Inc. (a)	18,894
1,048	Boyd Gaming Corp.	21,777
1,253	Brinker International, Inc.	55,107
3,135	Callaway Golf Co.	47,966
504	Cheesecake Factory, Inc.	21,929
990	Choice Hotels International, Inc.	70,864
118	Churchill Downs, Inc.	28,785
606	Chuy’s Holdings, Inc. (a)	10,750
100	Cracker Barrel Old Country Store, Inc.	15,986
258	Dave & Buster’s Entertainment, Inc.	11,497
1,351	Del Taco Restaurants, Inc. (a)	13,497
1,622	Denny’s Corp. (a)	26,293
177	Dine Brands Global, Inc.	11,919
559	Domino’s Pizza, Inc.	138,626
2,597	Drive Shack, Inc. (a)	10,180
650	Dunkin’ Brands Group, Inc.	41,678
1,638	El Pollo Loco Holdings, Inc. (a)	24,848
817	Eldorado Resorts, Inc. (a)	29,584
1,475	Extended Stay America, Inc.	22,863
843	Fiesta Restaurant Group, Inc. (a)	13,075
1,310	Habit Restaurants, Inc. (a)	13,755
317	Hyatt Hotels Corp.—Class A	21,429
415	International Speedway Corp.—Class A	18,202
1,482	J Alexander’s Holdings, Inc. (a)	12,197
252	Jack in the Box, Inc.	19,563
929	Lindblad Expeditions Holdings, Inc. (a)	12,504
331	Marriott Vacations Worldwide Corp.	23,339

405	Monarch Casino & Resort, Inc. (a)	15,447
274	Nathan’s Famous, Inc.	18,207
2,292	Noodles & Co.—Class A (a)	16,021
530	Papa John’s International, Inc.	21,099
1,752	Penn National Gaming, Inc. (a)	32,990
518	Planet Fitness, Inc.—Class A (a)	27,775
3,523	Potbelly Corp. (a)	28,360
481	RCI Hospitality Holdings, Inc.	10,741
422	Red Robin Gourmet Burgers, Inc. (a)	11,276
1,273	Ruth’s Hospitality Group, Inc.	28,935
691	Scientific Games Corp.—Class A (a)	12,355
529	SeaWorld Entertainment, Inc. (a)	11,686
289	Shake Shack, Inc. (a)	13,126
271	Six Flags Entertainment Corp.	15,076
745	Speedway Motorsports, Inc.	12,121
578	Texas Roadhouse, Inc.	34,507
736	The Wendy’s Co.	11,489
2,837	Town Sports International Holdings, Inc. (a)	18,157
203	Vail Resorts, Inc.	42,796
542	Wingstop, Inc.	34,791
754	Wyndham Destinations, Inc.	27,023
854	Wyndham Hotels & Resorts, Inc.	38,746

		1,351,782

	Household Durables—1.45%
1,514	Bassett Furniture Industries, Inc.	30,341
1,217	Beazer Homes USA, Inc. (a)	11,537
114	Cavco Industries, Inc. (a)	14,863
1,438	Ethan Allen Interiors, Inc.	25,294
3,118	GoPro, Inc.—Class A (a)	13,220
2,156	Green Brick Partners, Inc. (a)	15,609
1,050	Hamilton Beach Brands Holding Co.	24,633
322	Helen of Troy, Ltd. (a)	42,240
676	Hooker Furniture Corp.	17,806
412	Installed Building Products, Inc. (a)	13,880
545	iRobot Corp. (a)	45,638
1,716	KB Home	32,776
1,163	La-Z-Boy, Inc.	32,227
794	Lovesac Co. (a)	18,214
308	Meritage Homes Corp. (a)	11,310
145	National Presto Industries, Inc.	16,953
38	NVR, Inc. (a)(b)	92,606
2,241	PulteGroup, Inc.	58,244
2,606	Purple Innovation, Inc. (a)(b)	15,349
872	Roku, Inc. (a)	26,718
1,203	Skyline Champion Corp.	17,672
1,093	Taylor Morrison Home Corp.—Class A (a)	17,379
527	Tempur Sealy International, Inc. (a)	21,818
1,323	Toll Brothers, Inc.	43,566
329	TopBuild Corp. (a)	14,805
1,636	TRI Pointe Group, Inc. (a)	17,881
1,157	Tupperware Brands Corp.	36,527
1,728	Turtle Beach Corp. (a)(b)	24,659
400	Universal Electronics, Inc. (a)	10,112
2,710	ZAGG, Inc. (a)	26,504

		790,381

	Household Products—0.34%
537	Central Garden & Pet Co. (a)	18,500
653	Central Garden & Pet Co.—Class A (a)	20,406
670	Energizer Holdings, Inc.	30,250
656	Oil-Dri Corp. of America	17,384
387	Spectrum Brands Holdings, Inc.	16,351
438	WD-40 Co.	80,268

		183,159

	Independent Power and Renewable Electricity Producers—0.81%
18,511	Atlantic Power Corp. (a)	40,169
2,258	Clearway Energy, Inc.—Class A	38,205
2,316	Clearway Energy, Inc.—Class C	39,951
3,684	NRG Energy, Inc.	145,887
1,079	Pattern Energy Group, Inc.	20,091
6,962	Vistra Energy Corp. (a)	159,360

		443,663

	Industrial Conglomerates—0.18%
276	Carlisle Companies, Inc.	27,743
523	Otter Tail Corp.	25,962
467	Raven Industries, Inc.	16,901
4	Seaboard Corp.	14,152
976	Tredegar Corp.	15,479

		100,237

	Insurance—3.32%
94	Alleghany Corp.	58,592
1,241	Ambac Financial Group, Inc. (a)	21,395
1,252	American Equity Investment Life Holding Co.	34,981
951	American Financial Group, Inc.	86,094
99	American National Insurance Co.	12,597
619	AMERISAFE, Inc.	35,091
244	Argo Group International Holdings, Ltd.	16,409
731	Assurant, Inc.	65,381
1,871	Assured Guaranty, Ltd.	71,622
531	Axis Capital Holdings, Ltd.	27,421
351	Brighthouse Financial, Inc. (a)	10,698
3,370	Brown & Brown, Inc.	92,877
1,841	Crawford & Co.—Class B	16,569
306	eHealth, Inc. (a)	11,757
662	Employers Holdings, Inc.	27,784
419	Erie Indemnity Co.—Class A (b)	55,857
355	Everest Re Group, Ltd.	77,305
222	FBL Financial Group, Inc.—Class A	14,574
777	FedNat Holding Co.	15,478
1,313	First American Financial Corp.	58,612
3,963	Genworth Financial, Inc. (a)	18,468
425	HCI Group, Inc.	21,594
725	Health Insurance Innovations, Inc.—Class A (a)	19,379
1,279	Heritage Insurance Holdings, Inc.	18,827
419	Horace Mann Educators Corp.	15,692
510	Independence Holding Co.	17,952
124	Investors Title Co.	21,908
470	James River Group Holdings, Ltd.	17,174
529	Kemper Corp.	35,115
203	Mercury General Corp.	10,497
1,144	National General Holdings Corp.	27,696
85	National Western Life Group, Inc.—Class A	25,560
3,743	Old Republic International Corp.	76,994
626	Primerica, Inc.	61,166
452	ProAssurance Corp.	18,333
686	Reinsurance Group of America, Inc.	96,198
83	RenaissanceRe Holdings, Ltd.	11,097
513	RLI Corp.	35,392
147	Safety Insurance Group, Inc.	12,026
612	Selective Insurance Group, Inc.	37,295
412	State Auto Financial Corp.	14,024
286	Stewart Information Services Corp.	11,840
373	The Hanover Insurance Group, Inc.	43,555
184	The Navigators Group, Inc.	12,786
1,253	Third Point Reinsurance, Ltd. (a)	12,079
2,196	Tiptree, Inc.—Class A	12,276
1,415	Torchmark Corp.	105,460
340	United Fire Group, Inc.	18,853
908	United Insurance Holdings Corp.	15,091
1,750	Universal Insurance Holdings, Inc.	66,360
1,191	W.R. Berkley Corp.	88,027

		1,809,808

	Interactive Media & Services—0.98%
1,338	Care.com, Inc. (a)	25,837
1,189	Cargurus, Inc. (a)	40,105
1,377	Cars.com, Inc. (a)	29,606
1,307	Match Group, Inc.	55,900

4,716	QuinStreet, Inc. (a)	76,541
12,783	The Meet Group, Inc. (a)	59,185
3,583	Travelzoo (a)	35,221
1,392	TripAdvisor, Inc. (a)(b)	75,084
4,511	TrueCar, Inc. (a)	40,870
1,671	Yelp, Inc.—Class A (a)	58,468
442	Zillow Group, Inc.—Class A (a)	13,892
701	Zillow Group, Inc.—Class C (a)	22,138

		532,847

	Internet & Direct Marketing Retail—1.08%
3,202	1-800-Flowers.com, Inc.—Class A (a)	39,160
1,341	Duluth Holdings, Inc.—Class B (a)	33,833
1,570	Etsy, Inc. (a)	74,685
9,688	Groupon, Inc. (a)	31,002
462	GrubHub, Inc. (a)	35,486
1,853	Lands’ End, Inc. (a)	26,331
2,946	Leaf Group, Ltd. (a)	20,180
486	Liberty Expedia Holdings, Inc.—Class A (a)	19,008
1,232	Liberty TripAdvisor Holdings, Inc.—Class A (a)	19,577
1,017	Nutrisystem, Inc.	44,626
1,462	Overstock.com, Inc. (a)	19,854
917	PetMed Express, Inc.	21,329
1,601	Quotient Technology, Inc. (a)	17,099
6,805	Remark Holdings, Inc. (a)	8,234
514	Shutterfly, Inc. (a)	20,694
740	Shutterstock, Inc.	26,647
269	Stamps.com, Inc. (a)	41,867
974	Wayfair, Inc.—Class A (a)(b)	87,738

		587,350

	IT Services—3.10%
1,167	Black Knight, Inc. (a)	52,585
2,269	Booz Allen Hamilton Holding Corp.—Class A	102,264
3,529	Brightcove, Inc. (a)	24,844
464	CACI International, Inc.—Class A (a)	66,830
1,506	Carbonite, Inc. (a)	38,042
1,084	Cardtronics PLC—Class A (a)	28,184
39	Cass Information Systems, Inc.	2,064
4,075	Conduent, Inc. (a)	43,317
1,088	CoreLogic, Inc. (a)	36,361
1,294	CSG Systems International, Inc.	41,110
515	EPAM Systems, Inc. (a)	59,745
438	Euronet Worldwide, Inc. (a)	44,842
1,520	EVERTEC, Inc.	43,624
494	Evo Payments, Inc. (a)	12,187
538	ExlService Holdings, Inc. (a)	28,310
1,853	Genpact, Ltd.	50,012
1,139	GoDaddy, Inc.—Class A (a)	74,741
10,416	Information Services Group, Inc. (a)	44,164
1,435	Leidos Holdings, Inc.	75,653
1,113	LiveRamp Holdings, Inc. (a)	42,995
668	ManTech International Corp.—Class A	34,933
1,785	Maximus, Inc.	116,186
2,526	NIC, Inc.	31,525
711	Okta, Inc. (a)	45,362
1,853	Perficient, Inc. (a)	41,248
1,806	Perspecta, Inc.	31,099
7,641	PFSweb, Inc. (a)	39,198
2,096	Presidio, Inc.	27,353
2,565	PRGX Global, Inc. (a)	24,291
2,804	Sabre Corp.	60,679
660	Science Applications International Corp.	42,042
20,423	ServiceSource International, Inc. (a)	22,057
2,154	The Hackett Group, Inc.	34,486
2,118	Travelport Worldwide, Ltd.	33,083
840	TTEC Holdings, Inc.	23,999
331	Tucows, Inc.—Class A (a)	19,880
767	Twilio, Inc.—Class A (a)	68,493
2,605	Unisys Corp. (a)	30,296
572	Virtusa Corp. (a)	24,361
222	WEX, Inc. (a)	31,093

		1,693,538

	Leisure Products—0.93%
1,131	Acushnet Holdings Corp.	23,830
1,726	American Outdoor Brands Corp. (a)	22,196
926	Brunswick Corp.	43,013
1,226	Clarus Corp.	12,407
509	Johnson Outdoors, Inc.—Class A	29,899
970	Malibu Boats, Inc.—Class A (a)	33,756
1,817	Marine Products Corp.	30,725
2,894	MasterCraft Boat Holdings, Inc. (a)	54,118
2,206	Mattel, Inc. (a)	22,038
2,044	Nautilus, Inc. (a)	22,280
556	Polaris Industries, Inc.	42,634
860	Pool Corp.	127,839
504	Sturm, Ruger & Co., Inc.	26,823
1,588	Vista Outdoor, Inc. (a)	18,024

		509,582

	Life Sciences Tools & Services—1.12%
153	Bio-Rad Laboratories, Inc.—Class A (a)	35,530
196	Bio-Techne Corp.	28,365
1,583	Bruker Corp.	47,126
768	Cambrex Corp. (a)	29,000
594	Charles River Laboratories International, Inc. (a)	67,229
927	Codexis, Inc. (a)	15,481
4,620	Enzo Biochem, Inc. (a)	12,843
2,185	Fluidigm Corp. (a)	18,835
3,326	Harvard Bioscience, Inc. (a)	10,577
1,706	Luminex Corp.	39,426
1,497	Medpace Holdings, Inc. (a)	79,236
2,401	NanoString Technologies, Inc. (a)	35,607
1,351	NeoGenomics, Inc. (a)	17,036
1,518	Pacific Biosciences of California, Inc. (a)	11,233
592	PRA Health Sciences, Inc. (a)	54,440
1,855	QIAGEN NV (a)	63,905
1,173	Syneos Health, Inc. (a)	46,157

		612,026

	Machinery—3.21%
498	Actuant Corp.—Class A	10,453
604	AGCO Corp.	33,625
225	Alamo Group, Inc.	17,397
167	Albany International Corp.—Class A	10,426
1,274	Allison Transmission Holdings, Inc.	55,941
601	Altra Industrial Motion Corp.	15,115
525	Badger Meter, Inc.	25,835
583	Barnes Group, Inc.	31,260
730	Blue Bird Corp. (a)	13,279
398	Chart Industries, Inc. (a)	25,882
716	Colfax Corp. (a)	14,964
1,234	Columbus McKinnon Corp.	37,193
1,870	Commercial Vehicle Group, Inc. (a)	10,659
501	Crane Co.	36,162
564	DMC Global, Inc.	19,808
1,394	Donaldson Co., Inc.	60,486
373	Douglas Dynamics, Inc.	13,387
232	EnPro Industries, Inc.	13,943
347	ESCO Technologies, Inc.	22,885
753	Federal Signal Corp.	14,985
619	Flowserve Corp.	23,534
1,191	Gardner Denver Holdings, Inc. (a)	24,356
567	Global Brass & Copper Holdings, Inc.	14,260
385	Gorman Rupp Co.	12,478
1,917	Graco, Inc.	80,226
681	Graham Corp.	15,554
1,042	Harsco Corp. (a)	20,694
396	Hurco Cos., Inc.	14,137
215	Hyster-Yale Materials Handling, Inc.	13,321

788	IDEX Corp.	99,493
531	ITT, Inc.	25,631
581	John Bean Technologies Corp.	41,722
241	Kadant, Inc.	19,632
667	Kennametal, Inc.	22,198
777	L.B. Foster Co.—Class A (a)	12,354
623	Lincoln Electric Holdings, Inc.	49,124
119	Lindsay Corp.	11,454
1,617	Manitex International, Inc. (a)	9,185
1,403	Meritor, Inc. (a)	23,725
1,357	Milacron Holdings Corp. (a)	16,135
506	Mueller Industries, Inc.	11,820
398	Nordson Corp.	47,501
635	Omega Flex, Inc.	34,334
697	Oshkosh Corp.	42,733
396	Park-Ohio Holdings Corp.	12,153
1,549	Pentair PLC	58,521
376	Proto Labs, Inc. (a)	42,409
145	RBC Bearings, Inc. (a)	19,010
1,015	Rexnord Corp. (a)	23,294
627	Snap-on, Inc.	91,097
902	SPX Corp. (a)	25,265
586	SPX FLOW, Inc. (a)	17,826
241	Tennant Co.	12,559
1,239	Terex Corp.	34,159
568	The Eastern Co.	13,734
350	The Middleby Corp. (a)	35,956
428	The Timken Co.	15,973
1,039	Toro Co.	58,059
1,320	TriMas Corp. (a)	36,023
118	Valmont Industries, Inc.	13,092
1,564	Wabash National Corp.	20,457
450	Wabtec Corp.	31,613
300	Watts Water Technologies, Inc.—Class A	19,359

		1,749,845

	Marine—0.12%
2,458	Costamare, Inc.	10,791
2,417	Eagle Bulk Shipping, Inc. (a)	11,142
446	Kirby Corp. (a)	30,042
488	Matson, Inc.	15,626

		67,601

	Media—1.13%
438	AMC Networks, Inc.—Class A (a)	24,037
3,195	Beasley Broadcast Group, Inc.	11,981
841	Boston Omaha Corp. (a)	19,679
44	Cable One, Inc.	36,084
4,264	Central European Media Enterprises, Ltd.—Class A (a)	11,854
435	Cinemark Holdings, Inc.	15,573
1,291	Emerald Expositions Events, Inc.	15,931
1,744	Entercom Communications Corp.—Class A	9,958
5,312	Entravision Communications Corp.—Class A	15,458
3,012	Fluent, Inc. (a)	10,843
3,330	Gannett Co., Inc.	28,405
612	GCI Liberty, Inc. (a)	25,190
1,370	Gray Television, Inc. (a)	20,194
865	Hemisphere Media Group, Inc. (a)	10,501
651	John Wiley & Sons, Inc.—Class A	30,577
1,329	Liberty Latin America, Ltd. (a)	19,364
1,208	MSG Networks, Inc.—Class A (a)	28,461
2,037	New Media Investment Group, Inc.	23,568
470	Nexstar Media Group, Inc.—Class A	36,961
644	Scholastic Corp.	25,927
729	Sinclair Broadcast Group, Inc.—Class A	19,202
2,794	TechTarget, Inc. (a)	34,115
1,573	TEGNA, Inc.	17,099
2,455	The Interpublic Group of Companies, Inc.	50,647
1,653	The New York Times Co.—Class A	36,845
823	Tribune Media Co.—Class A	37,348

		615,802

	Metals & Mining—0.80%
4,140	AK Steel Holding Corp. (a)	9,315
1,827	Alcoa Corp. (a)	48,561
888	Allegheny Technologies, Inc. (a)	19,332
370	Carpenter Technology Corp.	13,176
1,751	Cleveland-Cliffs, Inc. (a)	13,465
738	Commercial Metals Co.	11,823
3,195	Ferroglobe Representation & Warranty Insurance Trust (a)(c)(f)	0
503	Gibraltar Industries, Inc. (a)	17,902
483	Haynes International, Inc.	12,751
540	Materion Corp.	24,294
892	Olympic Steel, Inc.	12,729
863	Reliance Steel & Aluminum Co.	61,420
306	Royal Gold, Inc.	26,209
707	Schnitzer Steel Industries, Inc.—Class A	15,236
2,359	Steel Dynamics, Inc.	70,864
1,976	SunCoke Energy, Inc. (a)	16,895
1,376	United States Steel Corp.	25,098
1,208	Warrior Met Coal, Inc.	29,125
314	Worthington Industries, Inc.	10,940

		439,135

	Multiline Retail—0.92%
1,012	Big Lots, Inc.	29,267
836	Burlington Stores, Inc. (a)	135,992
512	Dillard’s, Inc.—Class A (b)	30,879
10,640	J.C. Penney Co., Inc. (a)(b)	11,066

2,484	Kohl’s Corp.	164,788
1,814	Nordstrom, Inc.	84,550
645	Ollie’s Bargain Outlet Holdings, Inc. (a)	42,899

		499,441

	Multi-Utilities—0.45%
1,753	Alliant Energy Corp.	74,064
294	Avista Corp.	12,489
634	Black Hills Corp.	39,803
1,637	MDU Resources Group, Inc.	39,026
520	NorthWestern Corp.	30,909
472	SCANA Corp.	22,552
407	Vectren Corp.	29,296

		248,139

	Oil, Gas & Consumable Fuels—1.44%
312	Adams Resources & Energy, Inc.	12,078
6,277	Amyris, Inc. (a)	20,965
424	Arch Coal, Inc.—Class A	35,188
2,097	Ardmore Shipping Corp. (a)	9,793
809	California Resources Corp. (a)	13,785
16,027	Cloud Peak Energy, Inc. (a)	5,871
2,575	CNX Resources Corp. (a)	29,406
555	CONSOL Energy, Inc. (a)	17,599
602	CVR Energy, Inc.	20,757
717	Delek US Holdings, Inc.	23,310
10,298	Denbury Resources, Inc. (a)	17,610
4,203	DHT Holdings, Inc.	16,476
2,527	Dorian LPG, Ltd. (a)	14,732
6,063	Energy Fuels, Inc. (a)	17,280
2,063	Evolution Petroleum Corp.	14,070
561	Golar LNG, Ltd.	12,207
828	Goodrich Petroleum Corp. (a)	11,178
2,294	Hallador Energy Co.	11,631
1,680	HollyFrontier Corp.	85,882
613	Matador Resources Co. (a)	9,520
593	Murphy Oil Corp.	13,870
620	NACCO Industries, Inc.—Class A	21,018
6,841	Northern Oil and Gas, Inc. (a)	15,461
7,211	Overseas Shipholding Group, Inc.—Class A (a)	11,970
1,067	Par Pacific Holdings, Inc. (a)	15,130
1,054	Parsley Energy, Inc.—Class A (a)	16,843
1,520	PBF Energy, Inc.—Class A	49,658
1,236	Peabody Energy Corp.	37,673
218	Penn Virginia Corp. (a)	11,785
860	Range Resources Corp.	8,230
1,133	Renewable Energy Group, Inc. (a)	29,118
689	SM Energy Co.	10,666
954	Targa Resources Corp.	34,363
15,243	Teekay Tankers, Ltd.—Class A	14,145
2,750	W&T Offshore, Inc. (a)	11,330
1,086	Whiting Petroleum Corp. (a)	24,641
692	WildHorse Resource Development Corp. (a)	9,764
1,111	World Fuel Services Corp.	23,786
2,176	WPX Energy, Inc. (a)	24,698

		783,487

	Paper & Forest Products—0.22%
697	Boise Cascade Co.	16,623
749	Domtar Corp.	26,312
1,689	Louisiana-Pacific Corp.	37,530
530	Schweitzer-Mauduit International, Inc.	13,276
1,129	Verso Corp. (a)	25,290

		119,031

	Personal Products—0.89%
369	Edgewell Personal Care Co. (a)	13,782
1,430	elf Beauty, Inc. (a)	12,384
2,012	Herbalife Nutrition, Ltd. (a)	118,607
537	Inter Parfums, Inc.	35,211
585	Medifast, Inc.	73,137
1,438	Natural Health Trends Corp.	26,589
1,596	Nature’s Sunshine Products, Inc. (a)	13,007
999	Nu Skin Enterprises, Inc.—Class A	61,269
847	Revlon, Inc.—Class A (a)(b)	21,336
929	USANA Health Sciences, Inc. (a)	109,371

		484,693

	Pharmaceuticals—1.58%
388	Akcea Therapeutics, Inc. (a)	11,694
2,841	Akorn, Inc. (a)	9,631
790	Amneal Pharmaceuticals, Inc. (a)	10,689
653	Amphastar Pharmaceuticals, Inc. (a)	12,995
32,714	Ampio Pharmaceuticals, Inc. (a)(b)	12,916
606	ANI Pharmaceuticals, Inc. (a)	27,282
1,327	Aquestive Therapeutics, Inc. (a)	8,360
9,952	Assertio Therapeutics, Inc. (a)	35,927
1,090	Catalent, Inc. (a)	33,986
1,689	Collegium Pharmaceutical, Inc. (a)	29,000
812	Corcept Therapeutics, Inc. (a)	10,848
1,385	Cymabay Therapeutics, Inc. (a)	10,900
23,980	Durect Corp. (a)	11,585
1,002	Eloxx Pharmaceuticals, Inc. (a)	12,034
5,356	Endo International PLC (a)	39,099
3,558	Horizon Pharma PLC (a)	69,523
2,979	Innoviva, Inc. (a)	51,984
1,116	Intersect ENT, Inc. (a)	31,449
691	Jazz Pharmaceuticals PLC (a)	85,656
11,347	Lannett Co., Inc. (a)(b)	56,281
2,548	Mallinckrodt PLC (a)	40,258
287	MyoKardia, Inc. (a)	14,023
372	Pacira Pharmaceuticals, Inc. (a)	16,003
1,033	Phibro Animal Health Corp.—Class A	33,221
1,325	Prestige Consumer Healthcare, Inc. (a)	40,916
266	Reata Pharmaceuticals, Inc. (a)	14,923
9,092	SIGA Technologies, Inc. (a)	71,827
1,034	Supernus Pharmaceuticals, Inc. (a)	34,350
350	WaVe Life Sciences, Ltd. (a)	14,714
264	Zogenix, Inc. (a)	9,625

		861,699

	Professional Services—1.56%
965	ASGN, Inc. (a)	52,592
1,417	BG Staffing, Inc.	29,261
1,552	CBIZ, Inc. (a)	30,574
422	CRA International, Inc.	17,956
360	Exponent, Inc.	18,256
540	Forrester Research, Inc.	24,138
1,236	Franklin Covey Co. (a)	27,600
504	FTI Consulting, Inc. (a)	33,587
556	Heidrick & Struggles International, Inc.	17,342
428	Huron Consulting Group, Inc. (a)	21,961
520	ICF International, Inc.	33,686
6,124	InnerWorkings, Inc. (a)	22,904
573	Insperity, Inc.	53,495
1,003	Kelly Services, Inc.—Class A	20,541
1,318	Kforce, Inc.	40,753
507	Korn Ferry International	20,047

903	ManpowerGroup, Inc.	58,514
1,080	Mistras Group, Inc. (a)	15,530
1,639	Navigant Consulting, Inc.	39,418
1,721	Resources Connection, Inc.	24,438
2,013	Robert Half International, Inc.	115,144
401	The Dun & Bradstreet Corp.	57,239
349	TriNet Group, Inc. (a)	14,640
1,336	TrueBlue, Inc. (a)	29,726
837	Willdan Group, Inc. (a)	29,278

		848,620

	Real Estate Management & Development—0.57%
2,783	Altisource Portfolio Solutions SA (a)	62,590
292	FRP Holdings, Inc. (a)	13,435
390	HFF, Inc.—Class A	12,932
540	Jones Lang LaSalle, Inc.	68,364
866	Kennedy-Wilson Holdings, Inc.	15,735
1,593	Marcus & Millichap, Inc. (a)	54,688
377	RE/MAX Holdings, Inc.—Class A	11,593
2,139	Realogy Holdings Corp.	31,400
799	The RMR Group, Inc.—Class A	42,411

		313,148

	Road & Rail—0.39%
1,081	ArcBest Corp.	37,035
550	Covenant Transportation Group, Inc. (a)	10,560
532	Genesee & Wyoming, Inc.—Class A (a)	39,379
449	Knight-Swift Transportation Holdings, Inc. (b)	11,256
580	Landstar System, Inc.	55,489
729	Marten Transport, Ltd.	11,802
392	PAM Transportation Services, Inc. (a)	15,449
255	Saia, Inc. (a)	14,234
1,040	USA Truck, Inc. (a)	15,569

		210,773

	Semiconductors & Semiconductor Equipment—2.36%
769	Advanced Energy Industries, Inc. (a)	33,013
9,475	Advanced Micro Devices, Inc. (a)	174,909
346	Ambarella, Inc. (a)	12,103
3,038	Amkor Technology, Inc. (a)	19,929
1,958	Aquantia Corp. (a)	17,172
879	Axcelis Technologies, Inc. (a)	15,646
856	Brooks Automation, Inc.	22,410
456	Cabot Microelectronics Corp.	43,442
1,317	Cirrus Logic, Inc. (a)	43,698
1,253	Cohu, Inc.	20,136
983	Cree, Inc. (a)	42,048
3,433	Cypress Semiconductor Corp.	43,668
1,068	Diodes, Inc. (a)	34,454
1,319	Entegris, Inc.	36,794
1,180	FormFactor, Inc. (a)	16,626
1,041	Ichor Holdings, Ltd. (a)	16,968
1,479	Integrated Device Technology, Inc. (a)	71,628
3,979	Marvell Technology Group, Ltd.	64,420
737	MaxLinear, Inc.—Class A (a)	12,971
689	MKS Instruments, Inc.	44,516
785	Monolithic Power Systems, Inc.	91,256
877	Nanometrics, Inc. (a)	23,968
169	NVE Corp.	14,794
4,933	ON Semiconductor Corp. (a)	81,444
755	Power Integrations, Inc.	46,040
1,845	Rambus, Inc. (a)	14,151
1,090	Rudolph Technologies, Inc. (a)	22,312
503	Semtech Corp. (a)	23,073
198	Silicon Laboratories, Inc. (a)	15,604
742	SMART Global Holdings, Inc. (a)	22,037
2,439	Teradyne, Inc.	76,536
2,043	Ultra Clean Holdings, Inc. (a)	17,304
1,166	Versum Materials, Inc.	32,322
1,063	Xperi Corp.	19,549

		1,286,941

	Software—7.14%
1,274	2U, Inc. (a)	63,343
2,527	8x8, Inc. (a)	45,587
4,084	A10 Networks, Inc. (a)	25,484
649	ACI Worldwide, Inc. (a)	17,958
6,364	Aerohive Networks, Inc. (a)	20,747
1,011	Agilysys, Inc. (a)	14,498
698	Alarm.com Holdings, Inc. (a)	36,205
1,157	Altair Engineering, Inc. (a)	31,910
651	Alteryx, Inc. (a)	38,715
2,536	Amber Road, Inc. (a)	20,871
2,127	American Software, Inc.—Class A	22,227
1,366	Appfolio, Inc.—Class A (a)	80,895
1,259	Apptio, Inc.—Class A (a)(e)	47,792
1,181	Aspen Technology, Inc. (a)	97,055
2,331	Avaya Holdings Corp. (a)	33,939
425	Blackbaud, Inc.	26,732
451	Blackline, Inc. (a)	18,468
517	Bottomline Technologies, Inc. (a)	24,816
2,345	Box, Inc.—Class A (a)	39,584
3,310	Cadence Design System, Inc. (a)	143,919
785	Carbon Black, Inc. (a)	10,535
455	Ceridian HCM Holding, Inc. (a)	15,693
2,174	ChannelAdvisor Corp. (a)	24,675
1,487	Cision, Ltd. (a)	17,398
1,829	Cloudera, Inc. (a)	20,229
979	CommVault Systems, Inc. (a)	57,849
835	Cornerstone OnDemand, Inc. (a)	42,109
331	Coupa Software, Inc. (a)	20,807
647	DocuSign, Inc. (a)(b)	25,932
464	Ebix, Inc.	19,748
4,503	eGain Corp. (a)	29,585
236	Ellie Mae, Inc. (a)	14,828
260	Envestnet, Inc. (a)	12,789
325	ePlus, Inc. (a)	23,130
712	Everbridge, Inc. (a)	40,413
352	Fair Isaac Corp. (a)	65,824
906	FireEye, Inc. (a)	14,686
1,718	Five9, Inc. (a)	75,111
979	ForeScout Technologies, Inc. (a)	25,444
1,722	Fortinet, Inc. (a)	121,280
337	Guidewire Software, Inc. (a)	27,037
3,005	Hortonworks, Inc. (a)	43,332
515	HubSpot, Inc. (a)	64,751
559	Imperva, Inc. (a)	31,131
1,272	Instructure, Inc. (a)	47,713
782	j2 Global, Inc.	54,255
789	Jack Henry & Associates, Inc.	99,824
2,398	LivePerson, Inc. (a)	45,226
499	LogMeIn, Inc.	40,703
2,113	Majesco, Inc. (a)	14,981
1,209	Manhattan Associates, Inc. (a)	51,225
318	MicroStrategy, Inc.—Class A (a)	40,624
678	MINDBODY, Inc.—Class A (a)	24,679
2,264	Mitek Systems, Inc. (a)	24,474
8,689	MobileIron, Inc. (a)	39,882
1,181	Model N, Inc. (a)	15,625
689	Monotype Imaging Holdings, Inc.	10,693
672	New Relic, Inc. (a)	54,412
3,512	Nuance Communications, Inc. (a)	46,464
1,284	Nutanix, Inc.—Class A (a)	53,402
2,018	OneSpan, Inc. (a)	26,133
465	Paycom Software, Inc. (a)	56,939
229	Paylocity Holding Corp. (a)	13,788
854	Pegasystems, Inc.	40,847
502	Pluralsight, Inc. (a)	11,822
2,176	Progress Software Corp.	77,226
553	Proofpoint, Inc. (a)	46,347

984	PROS Holdings, Inc. (a)	30,898
1,166	PTC, Inc. (a)	96,661
430	Q2 Holdings, Inc. (a)	21,306
927	QAD, Inc.—Class A	36,459
441	Qualys, Inc. (a)	32,960
1,767	Rapid7, Inc. (a)	55,060
674	RealPage, Inc. (a)	32,480
8,984	Rimini Street, Inc. (a)	46,268
1,398	RingCentral, Inc.—Class A (a)	115,251
728	SailPoint Technologies Holding, Inc. (a)	17,101
749	SecureWorks Corp. (a)(b)	12,651
558	SendGrid, Inc. (a)	24,089
615	ShotSpotter, Inc. (a)	19,176
381	SPS Commerce, Inc. (a)	31,387
1,475	SS&C Technologies Holdings, Inc.	66,537
816	Tableau Software, Inc.—Class A (a)	97,920
4,009	Telaria, Inc. (a)	10,944
281	The Trade Desk, Inc.—Class A (a)	32,613
311	The Ultimate Software Group, Inc. (a)	76,155
3,002	TiVo Corp.	28,249
173	Tyler Technologies, Inc. (a)	32,147
578	Upland Software, Inc. (a)	15,710
901	Varonis Systems, Inc. (a)	47,663
865	Verint Systems, Inc. (a)	36,598
2,884	Workiva, Inc. (a)	103,507
2,282	Yext, Inc. (a)	33,888
980	Zendesk, Inc. (a)	57,203
6,476	Zix Corp. (a)	37,107
286	Zscaler, Inc. (a)(b)	11,214

		3,891,547

	Specialty Retail—4.11%
1,581	Aaron’s, Inc.	66,481
3,108	Abercrombie & Fitch Co.—Class A	62,315
2,873	American Eagle Outfitters, Inc.	55,535
979	America’s Car-Mart, Inc. (a)	70,929
305	Asbury Automotive Group, Inc. (a)	20,331
13,828	Ascena Retail Group, Inc. (a)	34,708
392	AutoNation, Inc. (a)	13,994
2,780	Barnes & Noble Education, Inc. (a)	11,148
3,657	Barnes & Noble, Inc.	25,928
2,702	Bed Bath & Beyond, Inc.	30,587
4,161	Big 5 Sporting Goods Corp.	10,777
758	Boot Barn Holdings, Inc. (a)	12,909
1,182	Caleres, Inc.	32,895
869	Camping World Holdings, Inc.—Class A	9,967
481	Carvana Co. (a)	15,733
5,859	Chico’s FAS, Inc.	32,928
1,403	Citi Trends, Inc.	28,607
856	Conn’s, Inc. (a)	16,144
1,401	Dick’s Sporting Goods, Inc.	43,711
1,484	DSW, Inc.—Class A	36,655
4,127	Express, Inc. (a)	21,089
708	Five Below, Inc. (a)	72,443
916	Floor & Decor Holdings, Inc.—Class A (a)	23,724
1,702	Foot Locker, Inc.	90,546
17,411	Francesca’s Holdings Corp. (a)	16,903
3,138	GameStop Corp.—Class A	39,602
1,016	Genesco, Inc. (a)	45,009
4,763	GNC Holdings, Inc.—Class A (a)	11,288
1,392	Guess?, Inc.	28,912
2,397	Haverty Furniture Cos., Inc.	45,016
1,720	Hibbett Sports, Inc. (a)	24,596
1,363	Hudson, Ltd. (a)	23,375
5,888	J. Jill, Inc. (a)	31,383
3,057	Kirkland’s, Inc. (a)	29,133
193	Lithia Motors, Inc.—Class A (e)	14,732
2,298	Lumber Liquidators Holdings, Inc. (a)	21,877
997	MarineMax, Inc. (a)	18,255

383	Monro, Inc.	26,331
465	Murphy USA, Inc. (a)	35,638
793	National Vision Holdings, Inc. (a)	22,339
8,138	Office Depot, Inc.	20,996
1,091	Party City Holdco, Inc. (a)	10,888
406	Penske Automotive Group, Inc.	16,370
19,307	Pier 1 Imports, Inc.	5,904
6,113	Rent-A-Center, Inc. (a)	98,969
346	REX American Resources Corp. (a)	23,566
647	RH (a)	77,524
9,144	RTW RetailWinds, Inc. (a)	25,878
2,496	Sally Beauty Holdings, Inc. (a)	42,557
1,211	Shoe Carnival, Inc.	40,581
938	Signet Jewelers, Ltd.	29,800
1,009	Sleep Number Corp. (a)	32,016
1,067	Sonic Automotive, Inc.—Class A	14,682
4,349	Sportsman’s Warehouse Holdings, Inc. (a)	19,049
1,951	Tailored Brands, Inc.	26,612
1,628	The Buckle, Inc.	31,485
1,540	The Cato Corp.—Class A	21,976
694	The Children’s Place, Inc.	62,522
9,664	The Container Store Group, Inc. (a)	46,097
2,846	The Michaels Cos., Inc. (a)	38,535
3,617	Tile Shop Holdings, Inc.	19,821
5,143	Tilly’s, Inc.—Class A	55,853
1,930	Urban Outfitters, Inc. (a)	64,076
1,298	Williams Sonoma, Inc.	65,484
232	Winmark Corp.	36,888
2,120	Zumiez, Inc. (a)	40,640

		2,243,242

	Technology Hardware, Storage & Peripherals—0.50%
2,305	3D Systems Corp. (a)	23,442
4,908	Avid Technology, Inc. (a)	23,313
608	Electronics for Imaging, Inc. (a)	15,079
1,131	NCR Corp. (a)	26,104
2,380	Pure Storage, Inc.—Class A (a)	38,270
825	Stratasys, Ltd. (a)	14,858
687	Synaptics, Inc. (a)	25,563
2,047	Teradata Corp. (a)	78,523
1,512	Xerox Corp.	29,877

		275,029

	Textiles, Apparel & Luxury Goods—1.77%
562	Carter’s, Inc.	45,870
846	Columbia Sportswear Co.	71,140
4,842	Crocs, Inc. (a)	125,795
613	Deckers Outdoor Corp. (a)	78,433
3,367	Fossil Group, Inc. (a)	52,963
855	G-III Apparel Group, Ltd. (a)	23,846
2,233	Hanesbrands, Inc.	27,980
2,084	Michael Kors Holdings, Ltd. (a)	79,025
770	Movado Group, Inc.	24,347
490	Oxford Industries, Inc.	34,810
832	Ralph Lauren Corp.	86,079
830	Rocky Brands, Inc.	21,580
2,402	Skechers U.S.A., Inc.—Class A (a)	54,982
2,128	Steven Madden, Ltd.	64,393
1,066	Superior Uniform Group, Inc.	18,815
213	UniFirst Corp.	30,474
2,836	Vera Bradley, Inc. (a)	24,305
461	Weyco Group, Inc.	13,447
2,656	Wolverine World Wide, Inc.	84,700

		962,984

	Thrifts & Mortgage Finance—1.24%
1,401	Axos Financial, Inc. (a)	35,277
464	Berkshire Hills Bancorp, Inc.	12,514
910	Brookline Bancorp, Inc.	12,576
932	Dime Community Bancshares	15,825
747	Entegra Financial Corp. (a)	15,500

1,283	Essent Group, Ltd. (a)	43,853
488	Federal Agricultural Mortgage Corp.—Class C	29,495
606	First Defiance Financial Corp.	14,853
843	Flagstar Bancorp, Inc. (a)	22,255
308	FS Bancorp, Inc.	13,207
384	Greene County Bancorp, Inc.	11,950
189	Hingham Institution for Savings	37,373
375	Home Bancorp, Inc.	13,275
953	HomeStreet, Inc. (a)	20,232
102	LendingTree, Inc. (a)	22,396
684	Merchants Bancorp	13,653
881	Meridian Bancorp, Inc.	12,616
648	Meta Financial Group, Inc.	12,565
1,449	Mr Cooper Group, Inc. (a)	16,910
1,828	New York Community Bancorp, Inc.	17,201
1,752	NMI Holdings, Inc.—Class A (a)	31,273
667	Northwest Bancshares, Inc.	11,299
1,028	PennyMac Financial Services, Inc.	21,855
2,453	People’s United Financial, Inc.	35,397
2,986	Radian Group, Inc.	48,851
1,975	Riverview Bancorp, Inc.	14,378
1,810	Sterling Bancorp, Inc.	12,580
546	Timberland Bancorp, Inc.	12,176
875	Walker & Dunlop, Inc.	37,844
1,436	Washington Federal, Inc.	38,356
973	Waterstone Financial, Inc.	16,307

		673,842

	Tobacco—0.08%
634	Turning Point Brands, Inc.	17,258
281	Universal Corp.	15,216
1,121	Vector Group, Ltd.	10,907

		43,381

	Trading Companies & Distributors—1.44%
540	Applied Industrial Technologies, Inc.	29,128
1,013	Beacon Roofing Supply, Inc. (a)	32,132
2,307	BMC Stock Holdings, Inc. (a)	35,712
1,598	DXP Enterprises, Inc. (a)	44,488
563	EVI Industries, Inc. (b)	18,776
1,644	Foundation Building Materials, Inc. (a)	13,662
225	GATX Corp.	15,932
1,372	General Finance Corp. (a)	13,871
1,139	GMS, Inc. (a)	16,926
1,102	H&E Equipment Services, Inc.	22,503
2,476	HD Supply Holdings, Inc. (a)	92,899
464	Kaman Corp.	26,026
1,339	Lawson Products, Inc. (a)	42,312
650	MSC Industrial Direct Co., Inc.—Class A	49,998
1,885	Nexeo Solutions, Inc. (a)	16,192
1,082	NOW, Inc. (a)	12,594
672	Rush Enterprises, Inc.—Class A	23,171
588	Rush Enterprises, Inc.—Class B	20,933
1,051	SiteOne Landscape Supply, Inc. (a)	58,089
1,325	Systemax, Inc.	31,654
1,280	Titan Machinery, Inc. (a)	16,832
353	Triton International, Ltd.	10,968
1,289	Univar, Inc. (a)	22,867
1,096	Veritiv Corp. (a)	27,367
364	Watsco, Inc.—Class A	50,647
577	WESCO International, Inc. (a)	27,696
368	Willis Lease Finance Corp. (a)	12,733

		786,108

	Transportation Infrastructure—0.22%
684	Boingo Wireless, Inc. (a)	14,070
3,419	NII Holdings, Inc. (a)	15,078
301	Macquarie Infrastructure Corp.	11,005
443	Shenandoah Telecommunications Co.	19,603
1,168	Telephone & Data Systems, Inc.	38,006
434	United States Cellular Corp. (a)	22,555

		120,317

	Water Utilities—0.21%
303	American States Water Co.	20,313
691	Aqua America, Inc.	23,625
817	AquaVenture Holdings, Ltd. (a)	15,433
241	California Water Service Group	11,486
1,396	Consolidated Water Co., Ltd.—Ordinary Shares	16,278
208	Middlesex Water Co.	11,097
1,740	Pure Cycle Corp. (a)	17,278

		115,510

	Total Common Stocks (Cost $41,652,595)	48,128,069

	INVESTMENT COMPANIES—2.99%
	Exchange Traded Funds—2.99%
16,321	Vanguard Extended Market ETF (b)	1,628,999

	Total Investment Companies (Cost $1,508,955)	1,628,999

	REAL ESTATE INVESTMENT TRUSTS—6.08%
	Real Estate Investment Trusts—6.08%
405	Acadia Realty Trust	9,623
2,354	AG Mortgage Investment Trust, Inc.	37,499
5,412	AGNC Investment Corp.	94,926
242	Agree Realty Corp.	14,307
446	American Assets Trust, Inc.	17,916
427	American Campus Communities, Inc.	17,673
2,342	American Homes 4 Rent—Class A	46,489
3,560	Anworth Mortgage Asset Corp.	14,382
662	Apartment Investment & Management Co.—Class A	29,049
1,662	Apollo Commercial Real Estate Finance, Inc.	27,689
2,066	Apple Hospitality REIT, Inc.	29,461
1,175	Arbor Realty Trust, Inc.	11,832
1,064	Ares Commercial Real Estate Corp.	13,875
1,437	ARMOUR Residential REIT, Inc.	29,458
7,056	Ashford Hospitality Trust, Inc.	28,224
1,124	Blackstone Mortgage Trust, Inc.	35,811
2,521	Bluerock Residential Growth REIT, Inc.	22,739
3,309	Braemar Hotels & Resorts, Inc.	29,549
1,670	Brandywine Realty Trust	21,493
1,901	Brixmor Property Group, Inc.	27,926
2,774	BRT Apartments Corp.	31,735
683	Camden Property Trust	60,138
1,746	Capstead Mortgage Corp.	11,646
565	CareTrust REIT, Inc.	10,430
12,365	CBL & Associates Properties, Inc.	23,741
3,291	Cedar Shopping Centers, Inc.	10,334
2,004	Chatham Lodging Trust	35,431
1,570	Cherry Hill Mortgage Investment Corp.	27,538
2,119	Chesapeake Lodging Trust	51,598
5,792	Chimera Investment Corp.	103,213
907	Clipper Realty, Inc.	11,855
4,837	Colony Capital, Inc.	22,637
553	Columbia Property Trust, Inc.	10,700
565	CoreCivic, Inc.	10,074
467	CorEnergy Infrastructure Trust, Inc.	15,448
1,170	Corporate Office Properties Trust	24,605
2,591	Cousins Properties, Inc.	20,469
926	CubeSmart	26,567
353	CyrusOne, Inc.	18,667
2,872	DiamondRock Hospitality Co.	26,078
1,432	Duke Realty Corp.	37,089
4,279	Dynex Capital, Inc.	24,476
168	EastGroup Properties, Inc.	15,411
523	EPR Properties	33,488
726	Equity Commonwealth	21,787
329	Equity LifeStyle Properties, Inc.	31,956
1,162	Exantas Capital Corp.	11,643
495	First Industrial Realty Trust, Inc.	14,286
410	Four Corners Property Trust, Inc.	10,742

3,021	Franklin Street Properties Corp.	18,821
328	Gaming and Leisure Properties, Inc.	10,598
1,352	Government Properties Income Trust	9,288
649	Granite Point Mortgage Trust, Inc.	11,701
490	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,334
700	Healthcare Trust of America, Inc.—Class A	17,717
1,861	Hersha Hospitality Trust	32,642
436	Highwoods Properties, Inc.	16,869
1,509	Hospitality Properties Trust	36,035
853	Hudson Pacific Properties, Inc.	24,788
334	Industrial Logistics Properties Trust	6,573
1,209	InfraREIT, Inc.	25,413
325	Innovative Industrial Properties, Inc.	14,752
3,318	Invesco Mortgage Capital, Inc.	48,045
524	Iron Mountain, Inc.	16,983
508	JBG SMITH Properties	17,683
332	Kilroy Realty Corp.	20,876
1,729	Kimco Realty Corp.	25,330
1,315	Kite Realty Group Trust	18,528
1,480	Ladder Capital Corp.	22,896
336	Lamar Advertising Co.—Class A	23,244
1,555	Lexington Realty Trust	12,767
1,051	Liberty Property Trust	44,016
240	Life Storage, Inc.	22,318
1,423	Mack-Cali Realty Corp.	27,877
1,741	MedEquities Realty Trust, Inc.	11,908
1,947	Medical Properties Trust, Inc.	31,308
4,941	MFA Financial, Inc.	33,006
141	National Health Investors, Inc.	10,651
747	National Retail Properties, Inc.	36,237
1,144	National Storage Affiliates Trust	30,270
5,786	New Residential Investment Corp.	82,219
6,411	New Senior Investment Group, Inc.	26,413
2,931	New York Mortgage Trust, Inc.	17,264
399	NexPoint Residential Trust, Inc.	13,985
764	Omega Healthcare Investors, Inc.	26,855
678	One Liberty Properties, Inc.	16,421
1,867	Paramount Group, Inc.	23,449
2,233	Park Hotels & Resorts, Inc.	58,013
2,100	Pebblebrook Hotel Trust	59,451
3,729	Pennsylvania Real Estate Investment Trust	22,150
1,237	PennyMac Mortgage Investment Trust	23,033
1,059	Piedmont Office Realty Trust, Inc.—Class A	18,045
339	PotlatchDeltic Corp.	10,726
1,230	Preferred Apartment Communities, Inc.—Class A	17,294
81	PS Business Parks, Inc.	10,611
439	QTS Realty Trust, Inc.—Class A	16,265
832	Rayonier, Inc.	23,038
803	Ready Capital Corp.	11,106
1,695	Redwood Trust, Inc.	25,544
681	Regency Centers Corp.	39,961
1,116	Retail Properties of America, Inc.—Class A	12,109
1,121	Retail Value, Inc.	28,686
890	Rexford Industrial Realty, Inc.	26,228
2,181	RLJ Lodging Trust	35,768
1,174	RPT Realty	14,029
346	Ryman Hospitality Properties, Inc.	23,075
1,866	Sabra Health Care REIT, Inc.	30,752
665	Select Income REIT	4,894
1,240	Senior Housing Properties Trust	14,533
1,446	SITE Centers Corp.	16,007
535	Spirit Realty Capital, Inc.	18,859
2,407	Starwood Property Trust, Inc.	47,442
878	STORE Capital Corp.	24,856
2,738	Summit Hotel Properties, Inc.	26,641
545	Sun Communities, Inc.	55,432
3,165	Sunstone Hotel Investors, Inc.	41,177
1,054	Tanger Factory Outlet Centers, Inc.	21,312

382	Terreno Realty Corp.	13,435
1,280	The Geo Group, Inc.	25,216
764	Tier REIT, Inc.	15,761
940	TPG RE Finance Trust, Inc.	17,183
4,057	Two Harbors Investment Corp.	52,092
924	Uniti Group, Inc.	14,387
5,095	VEREIT, Inc.	36,429
2,648	VICI Properties, Inc.	49,729
4,982	Washington Prime Group, Inc.	24,212
1,717	Western Asset Mortgage Capital Corp.	14,320
798	Whitestone REIT	9,783
343	WP Carey, Inc.	22,412
1,975	Xenia Hotels & Resorts, Inc.	33,970

	Total Real Estate Investment Trusts (Cost $3,528,896)	3,314,749

	RIGHTS—0%
395	Schulman, Inc. Contingent Value Right (a)(c)(e)(f)	0

	Total Rights (Cost $0)	0

	SHORT TERM INVESTMENTS—1.08%
	Money Market Funds—1.08%
	Deutsche Government Money Market Series—Institutional Shares
589,280	Effective Yield 2.31% (d)	589,280

	Total Short Term Investments (Cost $589,280)	589,280

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING—1.76%
	Investments Purchased with Proceeds from Securities Lending—1.76%
959,657	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 2.62% (d)	959,657

	Total Investments Purchased with Proceeds from Securities Lending (Cost $959,657)	959,657

	Total Investments (Cost $48,239,383)—100.15%	54,620,754
	Liabilities in Excess of Other Assets—(0.15)%	(82,746)

	TOTAL NET ASSETS—100.00%	$54,538,008

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(d)	Seven-day yield as of December 31, 2018.
(e)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $62,524, which represents 0.11% of total net assets.
(f)	As of December 31, 2018, the Valuation Committee has fair valued these securities. The value of these securities was $0, which represents 0.00% of total net assets.

Glossary of Terms

ADR - American Depositary Receipt

GuideMark® World ex-US Fund

Schedule of Investments (Unaudited)

December 31, 2018

Number of Shares		Value
	COMMON STOCKS—96.23%
	Australia—5.84%
11,085	AGL Energy, Ltd.	$160,979
89,885	Alumina, Ltd.	145,596
54,592	AMP, Ltd.	94,240
8,819	Aristocrat Leisure, Ltd.	135,758
2,880	ASX, Ltd.	121,694
14,453	Australia & New Zealand Banking Group, Ltd.	249,729
11,973	Bank of Queensland, Ltd.	81,836
21,580	Bendigo & Adelaide Bank, Ltd.	163,963
25,687	BHP Billiton, Ltd. (a)	620,882
53,994	BlueScope Steel, Ltd.	416,516
13,340	CIMIC Group, Ltd.	407,936
28,906	Coca-Cola Amatil, Ltd.	166,718
5,268	Cochlear, Ltd.	645,481
21,760	Coles Group, Ltd. (a)	179,935
8,882	Commonwealth Bank of Australia	453,050
14,096	Computershare, Ltd.	170,833
8,173	Crown Resorts, Ltd.	68,304
5,156	CSL, Ltd.	673,465
14,721	Flight Centre Travel Group, Ltd.	445,186
18,317	Harvey Norman Holdings, Ltd.	40,771
35,437	Insurance Australia Group, Ltd.	174,784
9,880	LendLease Group—Stapled Security (d)	80,939
3,623	Macquarie Group, Ltd.	277,507
103,275	Medibank Private, Ltd.	186,967
9,502	National Australia Bank, Ltd.	161,242
14,676	Oil Search, Ltd.	73,923
52,284	Origin Energy, Ltd. (a)	238,500
3,016	REA Group, Ltd.	157,351
2,874	Rio Tinto, Ltd.	159,064
43,054	Santos, Ltd.	166,043
8,096	SEEK, Ltd.	96,587
7,495	Sonic Healthcare, Ltd.	116,923
78,479	South32, Ltd.	186,687
10,203	Suncorp Group, Ltd.	90,804
16,494	Telstra Corp., Ltd.	33,101
6,176	Treasury Wine Estates, Ltd.	64,402
11,138	Washington H Soul Pattinson & Co., Ltd.	195,324
21,760	Wesfarmers, Ltd.	494,358
14,404	Westpac Banking Corp.	254,517
11,083	Woodside Petroleum, Ltd.	244,130
39,587	Woolworths, Ltd.	821,193
8,869	Worleyparsons, Ltd.	71,235

		9,788,453

	Austria—0.36%
3,182	ANDRITZ AG	146,137
8,310	Raiffeisen Bank International AG	212,046
5,539	Verbund AG	237,134

		595,317

	Belgium—0.66%
4,996	Ageas SA	224,898
7,084	Colruyt SA	505,239
4,226	UCB SA	345,166
978	Umicore SA	39,027

		1,114,330

	Canada—8.20%
1,749	Alimentation Couche-Tard, Inc.—Series B	87,002
26,986	Aurora Cannabis, Inc. (a)	134,021
6,023	Bank of Montreal	393,489
15,000	Bausch Health Cos., Inc. (a)	277,432

30,339	Bombardier, Inc.—Class B (a)	45,113
1,489	Brookfield Asset Management, Inc.—Class A	57,064
1,840	CAE, Inc.	33,816
3,989	Canadian Imperial Bank of Commerce	297,100
3,257	Canadian National Railway Co.	241,221
2,988	Canadian Natural Resources, Ltd.	72,095
1,546	Canadian Pacific Railway, Ltd.	274,321
334	Canadian Tire Corp., Ltd.- Class A	34,922
7,358	Canopy Growth Corp. (a)	197,316
46,145	Cenovus Energy, Inc.	324,489
13,798	CGI Group, Inc.—Class A (a)	843,930
31,935	CI Financial Corp.	404,217
1,299	Constellation Software, Inc.	831,486
21,354	Dollarama, Inc.	507,885
43,246	Empire Co., Ltd.—Series A	913,260
1,128	Enbridge, Inc.	35,041
815	Fairfax Financial Holdings, Ltd.	358,774
6,119	George Weston, Ltd.	403,603
2,178	Great-West Lifeco, Inc.	44,957
25,731	Husky Energy, Inc.	265,942
5,626	Imperial Oil, Ltd.	142,546
10,042	Industrial Alliance Insurance & Financial Services, Inc.	320,488
2,389	Loblaw Cos., Ltd.	106,938
6,946	Magna International, Inc.	315,297
3,636	Manulife Financial Corp.	51,589
3,714	Methanex Corp.	178,627
4,856	National Bank of Canada	199,369
24,881	Power Corp. of Canada	447,063
16,466	Power Financial Corp.	311,542
13,342	Royal Bank of Canada	913,182
1,905	Saputo, Inc.	54,686
1,337	Shopify, Inc.—Class A (a)	184,890
2,953	Sun Life Financial, Inc.	97,965
11,599	Suncor Energy, Inc.	323,960
23,947	Teck Resources, Ltd.—Class B (a)	515,531
8,836	The Bank of Nova Scotia	440,441
17,789	The Toronto-Dominion Bank	884,238
10,711	West Fraser Timber Co., Ltd.	529,116
15,125	WSP Global, Inc.	650,003

		13,745,967

	China—0.05%
585	BeiGene, Ltd.—ADR (a)	82,052

	Denmark—1.57%
65	A.P. Moller—Maersk A/S—Class A	77,120
72	A.P. Moller—Maersk A/S—Class B	90,571
2,128	Carlsberg AS—Series B	226,375
2,069	Chr. Hansen Holding AS	183,659
3,925	Coloplast AS—Series B	365,086
9,722	Danske Bank AS	193,005
914	DSV AS	60,363
4,448	H. Lundbeck AS	195,769
13,543	Novo Nordisk AS—Series B	621,991
4,509	Orsted AS	301,732
2,911	Pandora AS	118,841
7,188	William Demant Holdings AS (a)	204,656

		2,639,168

	Finland—0.87%
2,580	Elisa OYJ	106,862
10,335	Fortum OYJ	226,227
2,952	Neste OYJ	228,552
11,986	Nokia OYJ	69,580
10,174	Orion OYJ—Class B	353,943
2,467	Sampo OYJ—Series A	109,337
14,395	Stora Enso OYJ—R Shares	166,891
8,024	UPM-Kymmene OYJ	203,118

		1,464,510

	France—10.04%
835	Accor SA	35,508
1,202	Aeroports de Paris	227,932
1,014	Air Liquide SA	125,914
2,922	Alstom SA	118,033
6,055	Arkema SA	519,811
11,303	Atos SE	926,119
22,682	AXA SA	489,521
5,087	BioMerieux	335,542
10,877	BNP Paribas SA	491,214
89,538	Bollore SA	358,981
380	Capgemini SE	37,797
14,006	Carrefour SA	239,320
12,880	Casino Guichard Perrachon SA (b)	536,366
1,148	Cie de Saint-Gobain	38,110
1,305	Cie Generale des Etablissements Michelin SCA	128,447
14,536	CNP Assurances	308,549
30,110	Credit Agricole SA	324,057
4,545	Danone SA	320,344
81	Dassault Aviation SA	112,295
2,698	Dassault Systemes SE	320,468
4,614	Edenred	169,929
3,665	Eiffage SA	306,421
14,708	Electricite de France SA	232,782
6,140	Engie SA	88,219
1,349	Essilor International Cie Generale d’Optique SA	170,997
1,246	Eurazeo SE	88,213
4,628	Faurecia SA	174,621
1,320	Hermes International	733,341
920	Imerys SA	44,213
1,734	Ingenico Group SA	98,366
4,215	Ipsen SA	545,366
956	Kering SA	447,856
1,168	Legrand SA	66,030
3,123	L’Oreal SA	714,619
2,938	LVMH Moet Hennessy Louis Vuitton SE	860,177
58,062	Natixis SA	273,849
1,049	Pernod Ricard SA	172,163
24,015	Peugeot SA	512,188
869	Publicis Groupe SA	49,582
38,727	Rexel SA	412,524
2,866	Safran SA	343,734
6,812	Sanofi-Aventis SA	590,941
2,608	Sartorius Stedim Biotech	261,112
1,440	Schneider Electric SE	97,677
2,735	SCOR SE	122,956
2,074	SEB SA	268,043
1,474	Societe BIC SA	150,576
12,741	Societe Generale SA	403,948
1,328	Teleperformance	212,440
1,469	Thales SA	171,663
20,617	Total SA	1,087,447
5,926	Ubisoft Entertainment SA (a)	477,411
12,893	Valeo SA	376,032
1,415	Vinci SA	116,358

		16,836,122

	Germany—5.48%
3,388	adidas AG	708,056
3,523	Allianz SE	707,966
833	Axel Springer SE	47,195
1,873	BASF SE	130,461
8,004	Bayer AG	556,669
2,987	Beiersdorf AG	311,552
896	Brenntag AG	39,110
24,587	Commerzbank AG (a)	163,260
7,655	Covestro AG	379,110
2,719	Deutsche Boerse AG	325,071
31,097	Deutsche Lufthansa AG	702,281
17,798	Deutsche Post AG	486,050
14,428	Deutsche Telekom AG	245,229

3,361	Deutsche Wohnen SE	153,600
1,831	Fresenius SE & Co. KGaA	88,500
1,642	Hannover Rueck SE	221,293
2,252	HeidelbergCement AG	138,043
1,012	HOCHTIEF AG	136,672
7,435	HUGO BOSS AG	458,326
808	Innogy SE	37,730
1,772	KION Group AG	90,113
10,524	METRO AG	161,934
1,265	MTU Aero Engines AG	229,726
1,233	Muenchener Rueckversicherungs-Gesellschaft AG	268,916
2,651	ProSiebenSat.1 Media AG	47,171
954	Puma SE	466,731
7,601	SAP SE	754,398
1,592	Siemens AG	177,670
1,921	Symrise AG	142,333
2,806	Vonovia SE	126,492
2,487	Wirecard AG	374,921
11,949	Zalando SE (a)	308,744

		9,185,323

	Hong Kong—2.92%
69,489	AIA Group, Ltd.	577,232
13,151	ASM Pacific Technology, Ltd.	126,962
14,637	BOC Hong Kong Holdings, Ltd.	54,329
37,856	CK Asset Holdings, Ltd.	276,976
30,346	CK Hutchison Holdings, Ltd.	291,267
9,764	CLP Holdings, Ltd.	110,342
66,519	Dairy Farm International Holdings, Ltd.	602,942
8,230	Hang Seng Bank, Ltd.	184,362
108,242	HK Electric Investments & HK Electric Investments, Ltd.—Stapled Security (d)	109,095
142,817	HKT Trust and HKT, Ltd.—Stapled Security (d)	205,732
14,402	Hong Kong Exchange & Clearing, Ltd.	416,341
139,096	Kerry Properties, Ltd.	474,747
244,688	PCCW, Ltd.	140,897
125,573	SJM Holdings, Ltd.	116,671
33,605	Swire Pacific, Ltd.—Class A	354,802
61,329	Techtronic Industries Co., Ltd.	325,453
29,706	The Bank of East Asia, Ltd.	94,214
130,167	The Hong Kong and China Gas Co., Ltd.	268,932
213,765	WH Group, Ltd.	164,182

		4,895,478

	Ireland—0.15%
5,522	Bank of Ireland Group PLC	30,712
2,739	CRH PLC	72,548
704	DCC PLC	53,701
569	Kerry Group PLC—Series A	55,903
1,105	Kingspan Group PLC	46,438

		259,302

	Israel—0.74%
35,056	Bank Leumi Le-Israel BM	211,914
98,320	Bezeq the Israel Telecommunication Corp., Ltd.	95,943
1	International Flavors & Fragrances, Inc.	75
12,612	Israel Chemicals, Ltd.	71,713
1,962	Nice, Ltd. (a)	212,566
33,055	Teva Pharmaceutical Industries, Ltd.—ADR (a)	509,708
1,626	Wix.com, Ltd. (a)	146,893

		1,248,812

	Italy—2.93%
21,366	Assicurazioni Generali SpA	357,111
19,873	Enel SpA	115,209
27,649	Eni SpA	436,777
6,082	EXOR NV	330,176
2,036	Ferrari NV	202,590
111,367	Intesa Sanpaolo SpA	247,974
42,051	Leonardo SpA	370,479
7,817	Luxottica Group SpA	462,935
14,829	Moncler SpA	493,475
51,585	Poste Italiane SpA	413,645

5,581	Prysmian SpA	108,590
5,202	Recordati SpA	180,147
874,206	Telecom Italia SpA (a)	483,969
784,558	Telecom Italia SpA—Savings Share	376,291
29,349	UniCredit SpA	332,434

		4,911,802

	Japan—24.75%
2,731	ABC-Mart, Inc.	151,240
12,707	Aeon Co., Ltd.	248,372
6,949	Aisin Seiki Co., Ltd.	238,879
12,424	Alfresa Holdings Corp.	316,683
5,666	Asahi Intecc Co., Ltd.	239,703
11,108	Asahi Kasei Corp.	114,006
23,367	Asics Corp.	296,775
39,851	Astellas Pharma, Inc.	509,162
5,803	Bandai Namco Holdings, Inc.	260,550
1,770	Bridgestone Corp.	67,908
16,915	Brother Industries, Ltd.	250,364
9,931	Calbee, Inc.	310,189
2,249	Canon, Inc.	61,883
7,975	Casio Computer Co., Ltd.	94,554
678	Central Japan Railway Co.	143,049
13,693	Chubu Electric Power Co., Inc.	194,570
3,758	Chugai Pharmaceutical Co., Ltd.	217,961
6,472	Chugoku Electric Power Co., Inc.	84,108
10,806	Coca-Cola Bottlers Japan, Inc.	322,247
4,691	Credit Saison Co., Ltd.	54,962
10,915	CyberAgent, Inc.	421,948
3,748	Daicel Corp.	38,476
20,646	Dai-ichi Life Holdings, Inc.	320,625
9,140	Daiichi Sankyo Co., Ltd.	292,349
517	Daikin Industries, Ltd.	54,934
1,933	DeNA Co., Ltd.	32,242
1,347	Don Quijote Co., Ltd.	83,280
4,079	Eisai Co., Ltd.	315,795
1,963	Electric Power Development Co., Ltd.	46,582
2,616	FamilyMart UNY Holdings Co., Ltd.	329,235
1,343	Fast Retailing Co., Ltd.	685,925
2,350	Fuji Electric Co., Ltd.	69,213
6,539	FUJIFILM Holdings Corp.	253,481
12,108	Hakuhodo DY Holdings, Inc.	172,786
1,008	Hikari Tsushin, Inc.	157,556
1,529	Hisamitsu Pharmaceutical Co., Inc.	84,405
16,406	Hitachi, Ltd.	434,927
21,785	Honda Motor Co., Ltd.	573,927
7,522	Hoya Corp.	453,577
8,127	Idemitsu Kosan Co., Ltd.	264,344
4,572	IHI Corp.	125,920
3,342	Inpex Corp.	29,613
6,694	Isetan Mitsukoshi Holdings, Ltd.	73,960
7,831	Isuzu Motors	109,846
21,353	ITOCHU Corp.	362,633
1,013	Japan Airport Terminal Co., Ltd.	35,019
29,115	Japan Post Holdings Co., Ltd.	336,163
4,718	JGC Corp.	66,402
81,484	JXTG Holdings, Inc.	423,189
21,224	Kajima Corp.	285,104
32,851	Kakaku.com, Inc.	581,094
2,558	Kamigumi Co., Ltd.	52,334
8,963	Kao Corp.	663,420
6,592	KDDI Corp.	157,515
4,879	Keihan Electric Railway Co., Ltd.	198,803
3,362	Keio Corp.	195,645
1,366	Keisei Electric Railway Co., Ltd.	42,798
131	Keyence Corp.	66,213
8,059	Kikkoman Corp.	431,274
1,916	Kobayashi Pharmaceutical Co., Ltd.	129,935
35,601	Kobe Steel, Ltd.	246,758

755	Konami Holdings Corp.	33,176
34,126	Konica Minolta, Inc.	307,183
4,304	Kose Corp.	676,063
3,511	Lawson, Inc.	222,087
24,150	Lion Corp.	499,121
16,560	M3, Inc.	223,084
1,370	Makita Corp.	48,657
77,791	Marubeni Corp.	545,821
6,423	Marui Group Co., Ltd.	124,477
1,261	Maruichi Steel Tube, Ltd.	39,557
51,311	Mazda Motor Corp.	527,498
35,965	Mebuki Financial Group, Inc.	95,113
22,450	Medipal Holdings Corp.	480,300
3,249	MEIJI Holdings Co., Ltd.	264,785
16,131	MISUMI Group, Inc.	339,828
32,488	Mitsubishi Chemical Holdings Corp.	245,446
20,433	Mitsubishi Corp.	560,203
7,863	Mitsubishi Gas Chemical Co., Inc.	117,785
9,119	Mitsubishi Heavy Industries, Ltd.	327,211
56,755	Mitsubishi UFJ Financial Group, Inc.	278,534
86,484	Mitsubishi UFJ Lease & Finance Co., Ltd.	414,520
32,943	Mitsui & Co., Ltd.	506,114
210,227	Mizuho Financial Group, Inc.	325,271
24,503	MonotaRO Co., Ltd.	604,032
8,305	NGK Spark Plug Co., Ltd.	164,397
19,709	Nikon Corp.	293,568
10,668	Nippon Electric Glass Co., Ltd.	261,361
14,379	Nippon Telegraph & Telephone Corp.	586,653
3,202	Nissan Chemical Industries, Ltd.	167,090
6,333	Nisshin Seifun Group, Inc.	130,437
2,380	Nitori Holdings Co., Ltd.	298,072
19,598	Nomura Holdings, Inc.	74,269
4,174	NTT Data Corp.	45,621
13,168	NTT DoCoMo, Inc.	295,875
2,909	Obic Co., Ltd.	224,541
1,727	Odakyu Electric Railway Co., Ltd.	37,978
27,416	Oji Holdings Corp.	140,080
10,110	Olympus Corp.	309,212
5,962	OMRON Corp.	216,134
6,248	Ono Pharmaceutical Co., Ltd.	127,589
1,826	Oracle Corp.	115,911
1,827	Oriental Land Co., Ltd.	183,740
26,335	ORIX Corp.	384,805
8,455	Osaka Gas Co., Ltd.	154,236
780	Otsuka Holdings Co., Ltd.	31,874
3,440	Park24 Co., Ltd.	75,753
11,321	Persol Holdings Co., Ltd.	167,930
10,808	Pigeon Corp.	460,990
18,127	Pola Orbis Holdings, Inc.	488,489
4,705	Rakuten, Inc.	31,564
27,702	Recruit Holdings Co., Ltd.	669,245
42,166	Resona Holdings, Inc.	202,248
34,388	Ricoh Co., Ltd.	336,037
2,239	Ryohin Keikaku Co., Ltd.	543,590
1,118	Sankyo Co., Ltd.	42,518
8,109	SBI Holdings, Inc.	158,142
1,887	Secom Co., Ltd.	156,528
3,687	Seiko Epson Corp.	51,495
1,454	Seven & I Holdings Co., Ltd.—Series A	63,184
8,620	Shimadzu Corp.	169,985
1,094	Shimamura Co., Ltd.	83,774
13,121	Shinsei Bank, Ltd.	155,986
2,773	Shionogi & Co., Ltd.	158,270
12,985	Shiseido Co., Ltd.	813,224
3,909	Showa Denko KK	116,076
23,011	Showa Shell Sekiyu KK	318,798
1,104	SoftBank Group Corp.	72,311
12,882	Sony Corp.	621,036

8,147	Sony Financial Holdings, Inc.	151,832
21,761	Start Today Co., Ltd.	398,685
45,398	Sumitomo Chemical Co., Ltd.	219,850
26,591	Sumitomo Corp.	377,294
14,852	Sumitomo Dainippon Pharma Co., Ltd.	473,635
8,067	Sumitomo Heavy Industries, Ltd.	239,196
11,496	Sumitomo Mitsui Financial Group, Inc.	378,966
2,435	Sumitomo Mitsui Trust Holdings, Inc.	88,675
2,780	Sumitomo Rubber Industries, Ltd.	32,729
8,907	Sundrug Co., Ltd.	265,243
14,152	Suzuken Co., Ltd.	720,657
2,403	Suzuki Motor Corp.	121,139
6,414	Sysmex Corp.	304,608
2,263	T&D Holdings, Inc.	26,177
5,040	Taiheiyo Cement Corp.	155,107
1,812	Taisho Pharmaceutical Holdings Co., Ltd.	181,867
6,130	Taiyo Nippon Sanso Corp.	99,655
1,675	TDK Corp.	117,259
12,341	Teijin, Ltd.	196,961
5,620	Terumo Corp.	316,997
18,933	The Kansai Electric Power Co., Inc.	283,933
6,111	The Yokohama Rubber Co., Ltd.	114,290
3,811	Toho Gas Co., Ltd.	160,307
3,489	Tokio Marine Holdings, Inc.	165,758
5,906	Tokyo Century Corp.	260,115
118,480	Tokyo Electric Power Co. Holdings, Inc. (a)	703,776
924	Tokyo Electron, Ltd.	104,019
2,636	Tokyu Corp.	43,075
8,409	Tosoh Corp.	109,074
3,477	Toyo Seikan Group Holdings, Ltd.	79,582
6,657	Toyota Motor Corp.	385,351
8,329	Toyota Tsusho Corp.	244,726
2,779	Tsuruha Holdings, Inc.	237,971
4,695	Unicharm Corp.	151,846
9,776	Welcia Holdings Co., Ltd.	441,879
108,768	Yamada Denki Co., Ltd. (b)	522,382
3,977	Yamaha Corp.	169,179
7,371	Yamato Holdings Co., Ltd.	202,088
14,860	Yamazaki Baking Co., Ltd.	311,201
3,817	Yokogawa Electric Corp.	65,890

		41,505,866

	Jersey—0.81%
11,136	Ferguson PLC	711,571
33,712	Glencore PLC	125,343
8,356	Shire PLC	486,215
3,241	WPP PLC	35,272

		1,358,401

	Luxembourg—0.55%
34,639	Aroundtown SA	287,364
6,501	RTL Group SA	348,392
9,625	SES SA	184,282
8,995	Tenaris SA	96,676

		916,714

	Macau—0.08%
60,551	Wynn Macau, Ltd.	131,811

	Netherlands—4.18%
7,600	ABN AMRO Group NV	178,842
105,212	Aegon NV	492,776
740	AerCap Holdings NV (a)	29,304
2,726	Airbus SE	259,897
24,589	ArcelorMittal	509,002
2,534	ASML Holding NV	396,976
26,931	CNH Industrial NV	243,330
38,218	Fiat Chrysler Automobiles NV (a)	551,042
2,850	Heineken Holding NV	240,787
582	Heineken NV	51,441
26,038	ING Groep NV	280,081
34,488	Koninklijke Ahold Delhaize NV	871,243

2,463	Koninklijke DSM NV	199,813
9,665	Koninklijke Philips NV	338,850
15,731	NN Group NV	625,443
1,984	NXP Semiconductors NV	145,387
4,095	QIAGEN NV (a)	139,929
5,342	Randstad Holding NV	244,931
10,200	STMicroelectronics NV	144,571
11,472	Unilever NV	621,465
7,688	Wolters Kluwer NV	452,110

		7,017,220

	New Zealand—0.33%
6,669	a2 Milk Co., Ltd. (a)	50,101
26,539	Auckland International Airport, Ltd.	128,089
12,433	Fisher & Paykel Healthcare Corp., Ltd.	108,648
28,661	Meridian Energy, Ltd.	65,581
27,463	Ryman Healthcare, Ltd.	198,195

		550,614

	Norway—0.79%
8,683	Aker BP ASA	218,925
3,386	DNB ASA	54,351
15,152	Equinor ASA	321,406
8,260	Marine Harvest ASA	174,100
12,602	Schibsted ASA—Class B	383,354
8,607	Telenor ASA	167,151

		1,319,287

	Portugal—0.33%
41,477	EDP—Energias de Portugal SA	145,099
34,955	Jeronimo Martins SGPS SA	414,235

		559,334

	Singapore—1.53%
36,492	City Developments, Ltd.	217,555
18,480	DBS Group Holdings, Ltd.	321,364
11,671	Jardine Cycle & Carriage, Ltd.	302,150
46,103	Keppel Corp., Ltd.	200,143
22,486	Oversea-Chinese Banking Corp., Ltd.	185,995
120,315	Singapore Exchange, Ltd.	630,548
17,039	United Overseas Bank, Ltd.	308,235
65,215	UOL Group, Ltd.	296,594
10,275	Venture Corp., Ltd.	105,492

		2,568,076

	Spain—2.13%
5,291	ACS, Actividades de Construccion y Servicios SA	204,800
9,621	Amadeus IT Holdings SA—Class A	669,406
71,021	Banco Bilbao Vizcaya Argentaria SA	377,251
91,264	Banco Santander SA	414,430
3,327	Ferrovial SA	67,381
5,609	Iberdrola SA	45,040
25,578	Industria de Diseno Textil SA	652,871
45,307	Mapfre SA	120,332
9,144	Naturgy Energy Group SA	233,270
42,363	Repsol SA	681,073
13,279	Telefonica SA	111,775

		3,577,629

	Sweden—1.41%
8,962	Atlas Copco AB—Class A	213,816
8,562	Atlas Copco AB—Class B	187,609
1,660	Boliden AB	35,971
5,173	Epiroc AB—Series A (a)	49,167
30,054	Hennes & Mauritz AB—Series B	427,400
855	Investor AB—B Shares	36,333
8,488	Lundin Petroleum AB	211,980
6,821	Skanska AB—Class B	108,762
2,352	SKF AB—B Shares	35,747
2,408	Swedbank AB—A Shares	53,822
11,944	Swedish Match AB	470,205
42,496	Telefonaktiebolaget LM Ericsson—Series B	376,173
1,498	Vifor Pharma AG	163,005

		2,369,990

	Switzerland—6.18%
840	Adecco Group AG	39,482
352	Baloise Holding AG	48,597
188	Barry Callebaut AG	293,404
3	Chocoladefabriken Lindt & Spruengli AG	223,897
1,548	Cie Financiere Richemont SA	99,827
6,655	Credit Suisse Group AG	72,750
990	Dufry AG	94,270
120	Geberit AG	46,731
61	Givaudan SA	141,439
3,335	Kuehne & Nagel International AG	429,303
854	LafargeHolcim, Ltd.	35,243
728	Lonza Group AG	189,247
27,329	Nestle SA	2,218,098
19,711	Novartis AG	1,688,134
799	Partners Group Holding AG	486,069
8,314	Roche Holdings AG	2,064,024
202	SGS SA	454,707
1,005	Sika AG	127,659
355	Straumann Holding AG	224,205
939	Swiss Life Holding AG	362,426
669	Swiss Re AG	61,548
2,725	Temenos AG	327,444
415	The Swatch Group AG—Group I	121,121
1,708	The Swatch Group AG—Group N	98,794
14,660	UBS Group AG	182,858
801	Zurich Insurance Group AG	238,769

		10,370,046

	United Kingdom—13.35%
19,066	3i Group PLC	188,128
26,069	Admiral Group PLC	680,236
27,729	Anglo American PLC	620,039
9,095	Ashtead Group PLC	189,716
10,527	AstraZeneca PLC	785,798
136,635	Auto Trader Group PLC	792,947
12,996	BAE Systems PLC	76,012
10,233	Barratt Developments PLC	60,362
7,045	Berkeley Group Holdings PLC	312,468
18,300	BHP Group PLC	386,698
157,497	BP PLC	995,647
12,893	British American Tobacco PLC	410,243
16,236	BT Group PLC	49,367
34,143	Burberry Group PLC	749,747
5,352	Coca-Cola European Partners PLC	245,389
3,900	Coca-Cola HBC AG	122,061
4,461	Croda International PLC	266,415
13,939	Diageo PLC	498,102
6,213	easyJet PLC	87,546
17,519	Experian PLC	424,694
52,166	GlaxoSmithKline PLC	994,181
43,674	Hargreaves Lansdown PLC	1,030,051
110,164	HSBC Holdings PLC	908,824
5,974	Imperial Brands PLC	181,321
10,253	Informa PLC	82,298
8,943	InterContinental Hotels Group PLC	483,752
68,161	International Consolidated Airlines Group SA	540,364
15,363	Investec PLC	86,367
203,508	J. Sainsbury PLC	687,959
45,075	Kingfisher PLC	118,515
124,791	Legal & General Group PLC	367,680
323,606	Lloyds Banking Group PLC	213,315
4,133	London Stock Exchange Group PLC	214,422
97,998	Marks & Spencer Group PLC	307,361
26,808	Meggitt PLC	161,037
10,390	Merlin Entertainments PLC	42,085
6,228	Micro Focus International PLC	109,106
4,757	Mondi PLC	99,078
8,336	Next PLC	424,443

1,514	NMC Health PLC	52,841
23,007	Pearson PLC	275,621
12,663	Prudential PLC	226,116
722	Reckitt Benckiser Group PLC	55,288
11,271	RELX PLC	232,413
6,393	Rio Tinto PLC	306,176
14,535	Rolls-Royce Holdings PLC (a)	153,126
36,693	Royal Dutch Shell PLC—Class A	1,079,979
26,510	Royal Dutch Shell PLC—Class B	792,583
236,367	Royal Mail PLC	820,403
2,599	Schroders PLC	80,943
19,030	Smith & Nephew PLC	356,216
5,860	Standard Chartered PLC	45,542
57,556	Standard Life Aberdeen PLC	188,458
37,775	Taylor Wimpey PLC	65,685
229,766	Tesco PLC	557,220
51,636	The Sage Group PLC	396,019
5,962	TUI AG	85,690
11,891	Unilever PLC	624,311
321,862	Vodafone Group PLC	625,793
1,380	Whitbread PLC	80,588
106,887	Wm Morrison Supermarkets PLC	290,577

		22,385,362

	Total Common Stocks (Cost $160,721,209)	161,396,986

	INVESTMENT COMPANIES—1.34%
	Canada—0.12%
8,001	iShares MSCI Canada ETF	191,704

	Japan—1.22%
34,857	iShares MSCI EAFE ETF	2,048,894

	Total Investment Companies (Cost $2,378,825)	2,240,598

	PARTICIPATORY NOTES—0.13%
	Switzerland—0.13%
26	Chocoladefabriken Lindt & Spruengli AG (e)	161,561
268	Schindler Holding AG (e)	53,212

	Total Participatory Notes (Cost $242,578)	214,773

	PREFERRED STOCKS—0.32%
	Germany—0.32%
6,028	FUCHS PETROLUB SE—Preference Shares	249,210
2,253	Sartorius AG	280,402

	Total Preferred Stocks (Cost $615,700)	529,612

	REAL ESTATE INVESTMENT TRUSTS—0.68%
	Australia—0.08%
18,785	Goodman Group	140,716

	Hong Kong—0.09%
14,650	Link Real Estate Investment Trust	148,518

	Japan—0.32%
15	Japan Prime Realty Investment Corp.	56,961
14	Japan Real Estate Investment Corp.	78,605
34	Nippon Building Fund, Inc.	214,092
42	Nomura Real Estate Master Fund, Inc.	55,259
85	United Urban Investment Corp.	131,642

		536,559

	United Kingdom—0.19%
14,284	Land Securities Group PLC	146,666
23,496	Segro PLC	176,388

		323,054

	Total Real Estate Investment Trusts (Cost $1,107,995)	1,148,847

	SHORT TERM INVESTMENTS—0.34%
	Money Market Funds—0.34%
578,269	Deutsche Government Money Market Series—Institutional Shares Effective Yield 2.31% (c)	578,269

	Total Short Term Investments (Cost $578,269)	578,269

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—0.60%
	Investments Purchased with Proceeds from Securities Lending Collateral—0.60%
1,009,050	Mount Vernon Liquid Assets Portfolio, LLC Effective Yield, 2.62% (c)	1,009,050

	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $1,009,050)	1,009,050

	Total Investments (Cost $166,653,626)—99.64%	167,118,135
	Other Assets in Excess of Liabilities—0.36%	604,869

	TOTAL NET ASSETS—100.00%	$167,723,004

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Seven-day yield as of December 31, 2018.
(d)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(e)	Represents the value of the underlying security.

Glossary of Terms

ADR	American Depositary Receipt

GuideMark World ex-US Fund

Schedule of Investments by Industry (Unaudited)

December 31, 2018

COMMON STOCKS
Aerospace & Defense	1.17%
Air Freight & Logistics	1.11%
Airlines	0.79%
Auto Components	0.96%
Automobiles	1.78%
Banks	7.32%
Beverages	1.26%
Biotechnology	0.45%
Building Products	0.11%
Capital Markets	2.80%
Chemicals	2.68%
Commercial Services & Supplies	0.58%
Communications Equipment	0.27%
Construction & Engineering	1.40%
Construction Materials	0.27%
Consumer Finance	0.26%
Containers & Packaging	0.05%
Distributors	0.18%
Diversified Financial Services	1.04%
Diversified Telecommunication Services	1.65%
Electric Utilities	1.66%
Electrical Equipment	0.27%
Electronic Equipment, Instruments & Components	1.34%
Energy Equipment & Services	0.10%
Entertainment	0.04%
Food & Staples Retailing	5.72%
Food Products	3.73%
Gas Utilities	0.49%
Health Care Equipment & Supplies	2.14%
Health Care Providers & Services	1.18%
Health Care Technology	0.13%
Hotels, Restaurants & Leisure	1.27%
Household Durables	1.04%
Household Products	1.09%
Independent Power and Renewable Electricity Producers	0.07%
Industrial Conglomerates	0.75%
Insurance	6.03%
Interactive Media & Services	0.91%
Internet & Direct Marketing Retail	0.44%
Internet Software & Services	0.20%
IT Services	1.96%
Leisure Products	0.46%
Life Sciences Tools & Services	0.35%
Machinery	1.22%
Marine	0.36%
Media	1.36%
Metals & Mining	2.57%
Multiline Retail	0.97%
Multi-Utilities	0.17%
Oil, Gas & Consumable Fuels	5.28%
Paper & Forest Products	0.68%
Personal Products	1.87%
Pharmaceuticals	7.47%
Professional Services	1.39%
Real Estate Management & Development	1.39%
Road & Rail	0.62%
Semiconductors & Semiconductor Equipment	0.55%
Software	2.11%
Specialty Retail	2.26%
Technology Hardware, Storage & Peripherals	0.60%
Textiles, Apparel & Luxury Goods	3.65%
Tobacco	0.63%

Trading Companies & Distributors	2.73%
Transportation Infrastructure	0.26%
Wireless Telecommunication Services	0.59%

TOTAL COMMON STOCKS	96.23%

INVESTMENT COMPANIES
Exchange Traded Funds	1.34%

TOTAL INVESTMENT COMPANIES	1.34%

PARTICIPATORY NOTES
Food Products	0.10%
Machinery	0.03%

TOTAL PARTICIPATORY NOTES	0.13%

PREFERRED STOCKS
Chemicals	0.15%
Health Care Equipment & Supplies	0.17%

TOTAL PREFERRED STOCKS	0.32%

REAL ESTATE INVESTMENT TRUSTS
Real Estate Investment Trusts	0.68%

TOTAL REAL ESTATE INVESTMENT TRUSTS	0.68%

SHORT TERM INVESTMENTS
Money Market Funds	0.34%

TOTAL SHORT TERM INVESTMENTS	0.34%

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
Investments Purchased with Proceeds from Securities Lending Collateral	0.60%

TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL	0.60%

TOTAL INVESTMENTS	99.64%
Other Assets in Excess of Liabilities	0.36%

TOTAL NET ASSETS	100.00%

Percentages are stated as a percent of net assets.

GuideMark® Core Fixed Income Fund

Schedule of Investments (Unaudited)

December 31, 2018

Principal Amount		Value
	ASSET BACKED SECURITIES—19.45%
395,000	AIMCO CLO
	Series 2015-A, 3.286% (3 Month LIBOR USD + 0.850%, 0.850% Floor), 01/15/2028 (a)(c)	$390,950
510,000	Ally Auto Receivables Trust 2017-4
	Series 2017-4, 1.750%, 12/15/2021	505,074
395,000	Ally Master Owner Trust
	Series 2018-1, 2.700%, 01/15/2023	392,231
	AmeriCredit Automobile Receivables Trust
161,592	Series 2016-4, 1.530%, 07/08/2021	160,763
320,000	Series 2017-3-A3, 1.900%, 03/18/2022	316,592
392,000	AMMC CLO 21, Ltd.
	Series 2017-21, 3.809% (3 Month LIBOR USD + 1.250%, 0.000% Floor), 11/02/2030 (a)(c)	387,954
500,000	Apidos CLO XII
	Series 2013-12A, 3.516% (3 Month LIBOR USD + 1.080%, 0.000% Floor), 04/15/2031 (a)(c)	494,920
250,000	Atlas Senior Loan Fund X, Ltd.
	Series 2018-10A, 3.526% (3 Month LIBOR USD + 1.090%, 0.000% Floor), 01/15/2031 (a)(c)	246,212
400,000	Atrium XII
	Series 2015-12R, 3.299% (3 Month LIBOR USD + 0.830%, 0.000% Floor), 04/22/2027 (a)(c)	395,918
250,000	Babson CLO, Ltd.
	Series 2013-IIA, 3.659% (3 Month LIBOR USD + 1.190%, 0.000% Floor), 10/20/2030 (a)(c)	247,507
	Barings CLO, Ltd.
575,000	Series 2013-IA, 3.269% (3 Month LIBOR USD + 0.800%, 0.800% Floor), 01/20/2028 (a)(c)	569,905
250,000	Series 2018-III, 3.419% (3 Month LIBOR USD + 0.950%, 0.000% Floor), 07/20/2029 (a)(c)	246,740
	BlueMountain CLO, Ltd.
390,000	Series 2015-2, 3.375% (3 Month LIBOR USD + 0.930%, 0.930% Floor), 07/19/2027 (a)(c)	385,248
397,000	Series 2013-2R, 3.649% (3 Month LIBOR USD + 1.180%, 0.000% Floor), 10/22/2030 (a)(c)	393,463
403,000	Series 2015-3R, 3.469% (3 Month LIBOR USD + 1.000%, 0.000% Floor), 04/21/2031 (a)(c)	397,260
315,000	BMW Vehicle Lease Trust
	Series 2017-2, 2.070%, 10/20/2020	313,054
385,000	Bristol Park CLO, Ltd.
	Series 2016-1, 3.856% (3 Month LIBOR USD + 1.420%, 0.000% Floor), 04/15/2029 (a)(c)	385,186
735,000	Capital One Multi-Asset Execution Trust
	Series 2016-3A, 1.340%, 04/15/2022	729,409
	Carlyle Global Market Strategies CLO, Ltd.
250,000	Series 2013-2, 3.335% (3 Month LIBOR USD + 0.890%, 0.000% Floor), 01/18/2029 (a)(c)	246,588
250,000	Series 2013-3A, 3.536% (3 Month LIBOR USD + 1.100%, 0.000% Floor), 10/15/2030 (a)(c)	247,608
370,000	Series 2013-4A, 3.436% (3 Month LIBOR USD + 1.000%, 1.000% Floor), 01/15/2031 (a)(c)	364,512
250,000	Series 2018-1, 3.489% (3 Month LIBOR USD + 1.020%, 0.000% Floor), 04/21/2031 (a)(c)	246,431
645,000	Chase Issuance Trust
	Series 2016-2, 1.370%, 06/15/2021	640,208
	CIFC Funding, Ltd.
365,000	Series 2013-IR, 3.686% (3 Month LIBOR USD + 1.250%, 0.000% Floor), 07/15/2030 (a)(c)	363,712
390,000	Series 2013-IIR, 3.655% (3 Month LIBOR USD + 1.210%, 0.000% Floor), 10/18/2030 (a)(c)	385,284
250,000	Series 2015-IR, 3.579% (3 Month LIBOR USD + 1.110%, 1.110% Floor), 01/22/2031 (a)(c)	246,413
250,000	Series 2018-1, 3.445% (3 Month LIBOR USD + 1.000%, 0.000% Floor), 04/18/2031 (a)(c)	245,289
11,363	CIG Auto Receivables Trust
	Series 2017-1, 2.710%, 05/15/2023 (c)	11,296
105,000	CNH Equipment Trust
	Series 2018-A, 3.300%, 04/15/2025	106,101
117,331	Credit Suisse ABS Trust
	Series 2018-A, 3.420%, 07/25/2024 (c)(h)	117,297
189,050	Domino’s Pizza Master Issuer LLC
	Series 2018-1, 4.116%, 07/25/2048 (c)(h)	186,251
530,000	Dryden 50 Senior Loan Fund
	Series 2017-50, 3.656% (3 Month LIBOR USD + 1.220%, 0.000% Floor), 07/15/2030 (a)(c)	527,989
88,798	Engs Commercial Finance Trust
	Series 2018-1, 2.970%, 02/22/2021 (c)(h)	88,827
232,819	Flagship Credit Auto Trust
	Series 2018-2, 2.970%, 10/17/2022 (c)	232,776
300,000	Ford Credit Auto Lease Trust
	Series 2017-B, 2.030%, 12/15/2020	297,789
485,000	Ford Credit Auto Owner Trust
	Series 2015-A, 2.030%, 08/15/2020	483,472
295,000	Galaxy XXII CLO, Ltd.
	Series 2016-22A, 3.436% (3 Month LIBOR USD + 1.000%, 1.000% Floor), 07/17/2028 (a)(c)	291,569
100,000	GCO Education Loan Funding Trust
	Series 2006-1, 2.919% (3 Month LIBOR USD + 0.230%, 0.230% Floor), 05/25/2036 (a)	97,558
493,491	GM Financial Automobile Leasing Trust
	Series 2017-1, 2.060%, 05/20/2020	491,622
300,000	GTP Acquisition Partners I LLC
	Series 2015-2, 3.482%, 06/15/2050 (c)	296,616
	KKR Financial CLO, Ltd.
340,000	Series 2016-16, 3.959% (3 Month LIBOR USD + 1.490%, 0.000% Floor), 01/22/2029 (a)(c)	340,006
250,000	Series 2013-IA, 3.726% (3 Month LIBOR USD + 1.290%, 0.000% Floor), 04/15/2029 (a)(c)	248,250
400,000	Series 2015-11R, 3.616% (3 Month LIBOR USD + 1.180%, 0.000% Floor), 01/15/2031 (a)(c)	395,204
280,000	Series 2014-21, 3.436% (3 Month LIBOR USD + 1.000%, 0.000% Floor), 04/15/2031 (a)(c)	273,635
250,000	LCM XX LP
	Series 2015-20R, 3.379% (3 Month LIBOR USD + 1.040%, 1.040% Floor), 10/20/2027 (a)(c)	248,047
320,000	LCM XXII, Ltd.
	Series 21-A, 3.949% (3 Month LIBOR USD + 1.480%, 0.000% Floor), 10/20/2028 (a)(c)	320,310
250,000	LCM XXV, Ltd.
	Series 2017-25, 3.679% (3 Month LIBOR USD + 1.210%, 0.000% Floor), 07/20/2030 (a)(c)	249,969
261,000	Madison Park Funding XI, Ltd.
	Series 2013-11A, 3.637% (3 Month LIBOR USD + 1.160%, 0.000% Floor), 07/23/2029 (a)(c)	260,121
81,833	Marlette Funding Trust
	Series 2018-2, 3.060%, 07/17/2028 (c)(h)	81,796
57,152	Nationstar HECM Loan Trust
	Series 2018-IA, 2.760%, 02/25/2028 (b)(c)	57,218
	Neuberger Berman CLO, Ltd.
270,000	Series 2015-20R, 3.236% (3 Month LIBOR USD + 0.800%, 0.000% Floor), 01/18/2028 (a)(c)	266,862
401,000	Series 2017-16A, 3.286% (3 Month LIBOR USD + 0.850%, 0.000% Floor), 01/18/2028 (a)(c)	396,721
345,000	Series 2018-27A, 3.836% (3 Month LIBOR USD + 1.400%, 0.000% Floor), 01/15/2030 (a)(c)	330,692
	New Residential Mortgage LLC
255,939	Series 2018-FNT1, 3.610%, 05/25/2023 (c)	257,658
285,800	Series 2018-FNT2, 3.790%, 07/25/2024 (c)	286,344
	NRZ Advance Receivables Trust
73,500	Series 2016-T2, 2.575%, 10/15/2049 (c)	73,133
136,000	Series 2015-ON1, 3.107%, 12/15/2050 (c)	135,357
120,000	Series 2017-T1, 3.214%, 02/15/2051 (c)	119,907
	NRZ Excess Spread-Collateralized Notes Series
304,572	Series 2018-PLS1, 3.193%, 01/25/2023 (c)	302,713
112,616	Series 2018-PLS2, 3.265%, 02/25/2023 (c)	112,158
	OCP CLO, Ltd.
275,000	Series 2015-8R, 3.299% (3 Month LIBOR USD + 0.850%, 0.000% Floor), 04/17/2027 (a)(c)	273,836
335,000	Series 2015-9R, 3.236% (3 Month LIBOR USD + 0.800%, 0.000% Floor), 07/15/2027 (a)(c)	332,418
250,000	Octagon Investment Partners XXI, Ltd.
	Series 2014-IR, 3.964% (3 Month LIBOR USD + 1.350%, 0.000% Floor), 11/16/2026 (a)(c)	250,051
	OneMain Financial Issuance Trust
331,000	Series 2018-1A, 3.300%, 03/14/2029 (c)	331,843
120,000	Series 2017-1A, 2.370%, 09/14/2032 (c)	118,184
250,000	OZLM VII Ltd.
	Series 2014-7R, 3.459% (3 Month LIBOR USD + 1.010%, 1.010% Floor), 07/17/2029 (a)(c)	246,309
300,000	OZLM XII Ltd.
	Series 2015-12R, 3.570% (3 Month LIBOR USD + 1.050%, 0.000% Floor), 04/30/2027 (a)(c)	297,698
250,000	Palmer Square Loan Funding Ltd.
	Series 2018-4, 3.700% (3 Month LIBOR USD + 1.450%, 0.000% Floor), 11/15/2026 (a)(c)	243,982

97,448	Prosper Marketplace Issuance Trust
	Series 2018-IA, 3.110%, 06/17/2024 (c)	97,324
180,000	Regional Management Issuance Trust
	Series 2018-1, 3.830%, 07/15/2027 (c)(h)	178,135
400,000	RR 3, Ltd.
	Series 2014-R2, 3.526% (3 Month LIBOR USD + 1.090%, 1.090% Floor), 01/15/2030 (a)(c)	396,859
250,000	Shackleton CLO, Ltd.
	Series 2014-VI-R, 3.356% (3 Month LIBOR USD + 1.020%, 1.020% Floor), 07/17/2028 (a)(c)	247,179
98,612	Skopos Auto Receivables Trust
	Series 2018-1A, 3.190%, 09/15/2021 (c)(h)	98,552
	SoFi Consumer Loan Program Trust
204,483	Series 2016-2, 3.090%, 10/27/2025 (c)(h)	204,309
102,244	Series 2018-2, 2.930%, 04/26/2027 (c)	102,001
104,599	Series 2018-1, 2.550%, 02/25/2027 (c)	104,053
315,000	Sound Point CLO II, Ltd.
	Series 2013-1A, 3.578% (3 Month LIBOR USD + 1.070%, 1.070% Floor), 01/27/2031 (a)(c)	309,832
401,000	Sound Point CLO XVIII, Ltd.
	Series 2017-4A, 3.589% (3 Month LIBOR USD + 1.120%, 0.000% Floor), 01/21/2031 (a)(c)	395,432
	Sound Point CLO, Ltd.
335,000	Series III-R, 3.386% (3 Month LIBOR USD + 0.950%, 0.000% Floor), 04/15/2029 (a)(c)	330,745
250,000	Series IV-R, 3.595% (3 Month LIBOR USD + 1.150%, 1.150% Floor), 04/18/2031 (a)(c)	246,262
125,000	Springleaf Funding Trust
	Series 2017-A, 2.680%, 07/15/2030 (c)	122,921
395,000	TICP CLO, Ltd.
	Series III-2, 3.309% (3 Month LIBOR USD + 0.840%, 0.840% Floor), 04/20/2028 (a)(c)	389,459
	Voya CLO, Ltd.
358,323	Series 2014-3, 3.210% (3 Month LIBOR USD + 0.720%, 0.000% Floor), 07/25/2026 (a)(c)	356,914
480,000	Series 2015-1, 3.345% (3 Month LIBOR USD + 0.900%, 0.900% Floor), 01/18/2029 (a)(c)	474,036
79,200	Wendy’s Funding LLC
	Series 2018-1, 3.884%, 03/15/2048 (c)(h)	74,725
230,000	World Omni Auto Receivables Trust
	Series 2017-B, 1.950%, 02/15/2023	225,799
400,000	Z Capital Credit Partners CLO, Ltd.
	Series 2015-1, 3.386% (3 Month LIBOR USD + 0.950%, 0.950% Floor), 07/16/2027 (a)(c)	396,546

	Total Asset Backed Securities (Cost $25,024,345)	24,775,099

	COLLATERALIZED MORTGAGE OBLIGATIONS—11.17%
198,255	Ajax Mortgage Loan Trust
	Series 2017-B, 3.163%, 09/25/2056 (b)(c)	196,256
	Angel Oak Mortgage Trust LLC
12,460	Series 2017-1, 2.810%, 01/25/2047 (b)(c)	12,417
28,744	Series 2017-2, 2.478%, 07/25/2047 (b)(c)	28,400
27,101	Series 2017-3, 2.708%, 11/25/2047 (b)(c)	26,782
147,036	Series 2018-1, 3.258%, 04/25/2048 (b)(c)	146,845
221,329	Series 2018-3, 3.649%, 09/25/2048 (b)(c)	219,911
246,777	Arroyo Mortgage Trust
	Series 2018-1, 3.763%, 04/25/2048 (b)(c)	244,466
98,879	Bayview Koitere Fund Trust
	Series 2017-RT4, 3.500%, 07/28/2057 (b)(c)	98,258
275,003	Bayview Mortgage Fund IVc Trust
	Series 2017-RT3A, 3.500%, 01/28/2058 (b)(c)	272,935
	Bayview Opportunity Master Fund IVa Trust
254,152	Series 2017-SPL5A, 3.500%, 07/28/2057 (b)(c)	252,500
85,737	Series 2017-SPL1A, 4.000%, 10/28/2064 (b)(c)	86,583
	Bayview Opportunity Master Fund IVb Trust
71,594	Series 2017-SPL3, 4.000%, 11/28/2053 (b)(c)	72,016
96,479	Series 2017-RT6, 3.500%, 10/28/2057 (b)(c)	96,323
	BBCMS Mortgage Trust
132,000	Series 2017-DELC, 3.305% (1 Month LIBOR USD + 0.850%), 08/15/2036 (a)(c)	131,999
374,000	Series 2017-C1, 3.674%, 02/17/2050	373,229
92,000	CD 2017-CD4 Mortgage Trust
	Series 2017-CD4, 3.514%, 05/12/2050	91,569
31,268	Chase Mortgage Finance Trust
	Series 2007-A1, 4.066%, 02/25/2037 (b)	31,102
94,086	CIM Trust
	Series 2017-7, 3.000%, 04/25/2057 (c)	93,582
	Citigroup Commercial Mortgage Trust
407,000	Series 2016-P4, 2.902%, 07/12/2049	388,715
383,000	Series 2016-P6, 3.720%, 12/10/2049 (b)	388,926
	Citigroup Mortgage Loan Trust, Inc
301,750	Series 2018-R2, 3.500%, 02/25/2058 (b)(c)	302,736
134,339	Series 2018-R, 3.000%, 09/25/2064 (b)(c)	135,127
	COLT Mortgage Loan Trust
34,755	Series 2017-1, 2.614%, 05/27/2047 (b)(c)	34,624
77,208	Series 2018-1, 2.930%, 02/25/2048 (b)(c)	76,825
205,812	Series 2018-2, 3.470%, 07/27/2048 (b)(c)	206,197
120,000	COMM Mortgage Trust
	Series 2013-300P, 4.353%, 08/12/2030 (c)	126,158
	Countrywide Home Loans, Inc.
9,529	Series 2004-HYB6, 4.274%, 11/20/2034 (b)	9,707
87,527	Series 2005-11, 3.106% (1 Month LIBOR USD + 0.600%, 0.300% Floor, 10.500% Cap), 03/25/2035 (a)	80,934
43,284	CSMC Trust
	Series 2017-FHA1, 3.250%, 04/25/2047 (b)(c)	42,427
394,000	DBJPM Mortgage Trust
	Series 2016-C3, 2.890%, 08/12/2049	376,812
	Deephaven Residential Mortgage Trust
47,826	Series 2017-3, 2.577%, 10/25/2047 (b)(c)	47,353
192,405	Series 2018-2, 3.479%, 04/25/2058 (b)(c)	193,220
44,821	Finance of America Structured Securities Trust
	Series 2017-HB 1, 2.321%, 11/25/2027 (b)(c)	44,849
380,980	Four Times Square Trust
	Series 2006-4TS, 5.401%, 12/13/2028 (c)	394,767
74,424	Galton Funding Mortgage Trust 2017-1
	Series 2018-1, 3.500%, 11/25/2057 (b)(c)	74,373
	GS Mortgage Securities Trust
145,000	Series 2012-ALOH, 3.551%, 04/12/2034 (c)	146,256
145,000	Series 2012-BWTR, 2.954%, 11/07/2034 (c)	143,825
35,000	Series 2015-GC34, 3.506%, 10/13/2048	34,963
370,000	Series 2016-GS4, 3.442%, 11/15/2049 (b)	366,063
609,304	JPMBB Commercial Mortgage Securities Trust
	Series 2013-C12, 3.157%, 07/17/2045	607,290
	Mill City Mortgage Loan Trust
290,755	Series 2018-2, 3.500%, 05/25/2058 (b)(c)	289,188
306,354	Series 2017-3, 2.750%, 01/25/2061 (b)(c)	300,576
214,991	Series 2018-1, 3.250%, 05/25/2062 (b)(c)	212,949
197,517	Morgan Stanley ABS Capital I, Inc. Trust
	Series 2003-NC10, 3.526% (1 Month LIBOR USD + 1.020%, 0.680% Floor), 10/25/2033 (a)	195,620
	Morgan Stanley Bank of America Merrill Lynch Trust
175,000	Series 2016-C29, 3.325%, 05/17/2049	172,535
403,000	Series 2016-C30, 2.860%, 09/17/2049	383,417
	Morgan Stanley Capital I Trust
185,000	Series 2014-MP, 3.469%, 08/11/2033 (c)	187,298
152,000	Series 2017-H1, 3.530%, 06/17/2050	150,681
	New Residential Mortgage Loan Trust
103,476	Series 2016-2, 3.750%, 11/25/2035 (b)(c)	103,818
309,974	Series 2018-4, 3.256% (1 Month LIBOR USD + 0.750%, 0.750% Floor), 01/25/2048 (a)(c)	307,574
82,487	Series 2016-4, 3.750%, 11/25/2056 (b)(c)	82,578
138,400	Series 2017-1, 4.000%, 02/25/2057 (b)(c)	139,606
123,609	Series 2017-2, 4.000%, 03/25/2057 (b)(c)	125,059
70,931	Series 2017-3, 4.000%, 04/25/2057 (b)(c)	71,537

77,455	Series 2017-4, 4.000%, 05/25/2057 (b)(c)	78,338
85,652	Series 2017-5, 4.006% (1 Month LIBOR USD + 1.500%, 1.500% Floor), 06/25/2057 (a)(c)	87,480
99,385	Series 2017-6, 4.000%, 08/25/2057 (b)(c)	100,147
214,914	Series 2018-1, 4.000%, 12/25/2057 (b)(c)	219,667
219,845	Series 2018-2, 4.500%, 02/25/2058 (b)(c)	224,926
130,000	OBP Depositor LLC Trust
	Series 2010-OBP, 4.646%, 07/17/2045 (c)	132,230
	SBA Tower Trust
155,000	Series 2014-1-2, 2.898%, 10/15/2044 (c)	154,116
90,000	Series 2017-1, 3.168%, 04/15/2047 (c)	88,920
125,000	Series 2018-1, 3.448%, 03/15/2048 (c)	124,352
75,000	SG Commercial Mortgage Securities Trust
	Series 2016-C5, 3.055%, 10/13/2048	72,323
181,743	SG Residential Mortgage Trust
	Series 2018 A-1, 3.425%, 04/25/2048 (b)(c)	182,313
	Towd Point Mortgage Trust
178,895	Series 2015-6, 2.750%, 04/25/2055 (b)(c)	176,343
69,062	Series 2016-2, 2.750%, 08/25/2055 (b)(c)	67,731
75,143	Series 2016-3, 2.250%, 08/25/2055 (b)(c)	73,728
155,676	Series 2017-1, 2.750%, 10/25/2056 (b)(c)	152,902
81,036	Series 2017-5, 2.915% (1 Month LIBOR USD + 0.600%, 0.000% Floor), 02/26/2057 (a)(c)	80,796
314,498	Series 2017-2, 2.750%, 04/25/2057 (b)(c)	307,960
74,408	Series 2017-3, 2.750%, 06/25/2057 (b)(c)	72,782
86,607	Series 2017-4, 2.750%, 06/25/2057 (b)(c)	84,668
343,409	Series 2017-6, 2.750%, 10/25/2057 (b)(c)	333,954
112,217	Series 2018-1, 3.000%, 01/28/2058 (b)(c)	110,199
304,190	Series 2018-2, 3.250%, 03/25/2058 (b)(c)	299,269
216,774	Series 2018-3, 3.750%, 05/25/2058 (b)(c)	216,905
	Verus Securitization Trust
227,812	Series 2017-SG1, 2.690%, 11/25/2047 (b)(c)	225,693
216,932	Series 2018-2, 3.677%, 07/25/2058 (b)(c)	217,231
380,000	Wells Fargo Commercial Mortgage Trust
	Series 2017-RB1, 3.635%, 03/17/2050	379,155
540,000	Wells Fargo-RBS Commercial Mortgage Trust
	Series 2014-C19, 3.660%, 03/15/2047	544,861

	Total Collateralized Mortgage Obligations (Cost $14,461,243)	14,228,745

	CORPORATE OBLIGATIONS—33.26%
	Aerospace & Defense—0.68%
185,000	Lockheed Martin Corp.
	4.090%, 09/15/2052	173,446
	United Technologies Corp.
385,000	3.650%, 08/16/2023	383,896
100,000	3.950%, 08/16/2025	99,369
205,000	3.125%, 05/04/2027	189,687
25,000	4.625%, 11/16/2048	24,238

		870,636

	Air Freight & Logistics—0.13%
	FedEx Corp.
50,000	4.100%, 02/01/2045	42,973
15,000	4.550%, 04/01/2046	13,684
105,000	4.400%, 01/15/2047	94,689
15,000	4.050%, 02/15/2048	12,615

		163,961

	Airlines—0.15%
	Delta Air Lines, Inc.
90,000	3.625%, 03/15/2022	88,139
100,000	3.800%, 04/19/2023	98,497

		186,636

	Automobiles—0.54%
	Ford Motor Co.
40,000	4.346%, 12/08/2026	35,690
40,000	4.750%, 01/15/2043	30,946
70,000	5.291%, 12/08/2046	57,658
	General Motors Co.
15,000	6.250%, 10/02/2043	14,103
175,000	6.750%, 04/01/2046	169,935
130,000	5.400%, 04/01/2048	111,087
70,000	5.950%, 04/01/2049	63,328
205,000	Volkswagen Group of America Finance LLC
	3.875%, 11/13/2020 (c)	206,092

		688,839

	Banks—6.34%
200,000	Banco Santander SA
	3.800%, 02/23/2028	178,229
	Bank of America Corp.
35,000	2.503%, 10/21/2022	33,717
370,000	3.124% (3 Month LIBOR USD + 1.160%), 01/20/2023 (b)	363,930
190,000	4.100%, 07/24/2023	192,697
250,000	3.864% (3 Month LIBOR USD + 0.940%), 07/23/2024 (b)	249,559
45,000	4.000%, 01/22/2025	43,871
330,000	3.366% (3 Month LIBOR USD + 0.810%), 01/23/2026 (b)	315,766
85,000	4.183%, 11/25/2027	81,849
80,000	3.419% (3 Month LIBOR USD + 1.040%), 12/20/2028 (b)	74,817
100,000	6.110%, 01/29/2037	110,213
200,000	5.000%, 01/21/2044	207,422
200,000	Barclays Bank PLC
	2.650%, 01/11/2021 (d)	195,883
270,000	BNP Paribas SA
	3.375%, 01/09/2025 (c)	254,431
250,000	BPCE SA
	2.750%, 01/11/2023 (c)	239,951
	Citigroup, Inc.
240,000	2.700%, 10/27/2022	231,556
55,000	3.740% (3 Month LIBOR USD + 1.100%), 05/17/2024 (a)	53,697
360,000	3.700%, 01/12/2026	346,655
210,000	4.300%, 11/20/2026	202,273
75,000	4.450%, 09/29/2027	72,364
245,000	3.887% (3 Month LIBOR USD + 1.563%), 01/10/2028 (b)	236,644
35,000	3.520% (3 Month LIBOR USD + 1.151%), 10/27/2028 (b)	32,701
250,000	Credit Agricole SA
	4.000% (5 Year Swap Rate USD + 1.644%), 01/10/2033 (b)(c)	229,360
65,000	Fifth Third Bancorp
	2.875%, 07/27/2020	64,661
570,000	HSBC Holdings PLC
	3.262% (3 Month LIBOR USD + 1.055%), 03/13/2023 (b)	558,086
200,000	Intesa Sanpaolo SpA
	3.875%, 01/12/2028 (c)	171,122
	JPMorgan Chase & Co.
80,000	3.717% (3 Month LIBOR USD + 1.230%), 10/24/2023 (a)	80,032
150,000	3.797% (3 Month LIBOR USD + 0.890%), 07/23/2024 (b)	150,364
225,000	3.220% (3 Month LIBOR USD + 1.155%), 03/01/2025 (b)	217,499
170,000	3.300%, 04/01/2026	162,051
90,000	2.950%, 10/01/2026	83,203
300,000	3.782% (3 Month LIBOR USD + 1.337%), 02/01/2028 (b)	291,516
205,000	3.509% (3 Month LIBOR USD + 0.945%), 01/23/2029 (b)	194,338
	Royal Bank of Canada
185,000	2.125%, 03/02/2020	183,122
120,000	2.150%, 10/26/2020	118,188
235,000	Santander Holdings USA, Inc.
	3.700%, 03/28/2022	230,967
200,000	UBS AG
	2.450%, 12/01/2020 (c)	196,391

	Wells Fargo & Co.
120,000	2.550%, 12/07/2020	118,342
150,000	2.625%, 07/22/2022	144,712
120,000	3.000%, 04/22/2026	111,929
135,000	3.000%, 10/23/2026	125,101
285,000	3.584% (3 Month LIBOR USD + 1.310%), 05/22/2028 (b)	273,915
1,000	5.606%, 01/15/2044	1,087
105,000	4.400%, 06/14/2046	96,539
45,000	4.750%, 12/07/2046	43,427
	Wells Fargo Bank NA
250,000	2.600%, 01/15/2021	246,967
265,000	3.625%, 10/22/2021	266,674

		8,077,818

	Beverages—1.03%
	Anheuser-Busch InBev Worldwide, Inc.
70,000	3.500%, 01/12/2024	68,548
530,000	3.650%, 02/01/2026 (c)	501,602
32,000	8.200%, 01/15/2039	41,258
5,000	3.750%, 07/15/2042	3,934
75,000	4.600%, 04/15/2048	67,476
187,000	4.750%, 04/15/2058	163,399
	Constellation Brands, Inc.
115,000	2.700%, 05/09/2022	111,164
80,000	2.650%, 11/07/2022	76,672
115,000	4.400%, 11/15/2025	115,393
175,000	3.600%, 02/15/2028	161,471
5,000	4.500%, 05/09/2047	4,581

		1,315,498

	Biotechnology—0.38%
	Amgen, Inc.
45,000	2.650%, 05/11/2022	44,024
125,000	4.400%, 05/01/2045	117,341
	Gilead Sciences, Inc.
80,000	2.500%, 09/01/2023	77,226
260,000	4.150%, 03/01/2047	240,072

		478,663

	Capital Markets—2.69%
	Morgan Stanley
75,000	2.625%, 11/17/2021	73,232
35,000	2.750%, 05/19/2022	34,067
195,000	3.737% (3 Month LIBOR USD + 0.847%), 04/24/2024 (b)	193,530
230,000	3.700%, 10/23/2024	226,355
190,000	3.125%, 07/27/2026	175,855
40,000	4.350%, 09/08/2026	38,935
50,000	3.950%, 04/23/2027	47,222
580,000	3.591% (3 Month LIBOR USD + 1.340%), 07/22/2028 (b)	548,988
15,000	3.971% (3 Month LIBOR USD + 1.455%), 07/22/2038 (b)	13,713
80,000	State Street Corp.
	3.776% (3 Month LIBOR USD + 0.770%), 12/03/2024 (b)	80,390
155,000	The Bank of New York Mellon Corp.
	2.661% (3 Month LIBOR USD + 0.634%), 05/16/2023 (b)	150,750
	The Goldman Sachs Group, Inc.
275,000	2.876% (3 Month LIBOR USD + 0.821%), 10/31/2022 (b)	267,190
390,000	2.908% (3 Month LIBOR USD + 1.053%), 06/05/2023 (b)	374,697
55,000	2.905% (3 Month LIBOR USD + 0.990%), 07/24/2023 (b)	52,435
140,000	3.500%, 01/23/2025	132,815
150,000	3.272% (3 Month LIBOR USD + 1.201%), 09/29/2025 (b)	140,714
255,000	3.691% (3 Month LIBOR USD + 1.510%), 06/05/2028 (b)	237,242
335,000	4.223% (3 Month LIBOR USD + 1.301%), 05/01/2029 (b)	323,013
140,000	6.750%, 10/01/2037	158,363
90,000	4.017% (3 Month LIBOR USD + 1.373%), 10/31/2038 (b)	79,351
40,000	6.250%, 02/01/2041	45,708
5,000	4.750%, 10/21/2045	4,768
25,000	Willis North America, Inc.
	3.600%, 05/15/2024	24,438

		3,423,771

	Chemicals—0.93%
	DowDuPont, Inc.
315,000	4.205%, 11/15/2023	322,324
315,000	4.725%, 11/15/2028	325,834
20,000	Methanex Corp.
	5.650%, 12/01/2044	17,999
200,000	SABIC Capital II BV
	4.000%, 10/10/2023 (c)	199,380
200,000	Syngenta Finance NV
	5.182%, 04/24/2028 (c)	185,804
150,000	The Sherwin-Williams Co.
	3.450%, 06/01/2027	140,076

		1,191,417

	Commercial Services & Supplies—0.05%
55,000	ERAC USA Finance LLC
	7.000%, 10/15/2037 (c)	68,574

	Communications Equipment—0.06%
75,000	QUALCOMM, Inc.
	3.000%, 05/20/2022	73,820

	Construction & Engineering—0.07%
95,000	Fluor Corp.
	4.250%, 09/15/2028	92,728

	Consumer Finance—0.27%
	American Express Co.
155,000	3.700%, 11/05/2021	156,494
155,000	4.200%, 11/06/2025	158,236
25,000	John Deere Capital Corp.
	3.450%, 06/07/2023	25,110

		339,840

	Diversified Financial Services—0.90%
	BAT Capital Corp.
430,000	2.297%, 08/14/2020	420,119
180,000	3.222%, 08/15/2024	166,006
95,000	4.390%, 08/15/2037	77,985
75,000	Caterpillar Financial Services Corp.
	1.850%, 09/04/2020	73,557
200,000	GlaxoSmithKline Capital PLC
	3.125%, 05/14/2021	200,320
160,000	GlaxoSmithKline Capital, Inc.
	3.625%, 05/15/2025	161,157
45,000	Shell International Finance BV
	4.375%, 05/11/2045	46,252

		1,145,396

	Diversified Telecommunication Services—1.16%
	AT&T, Inc.
20,000	4.100%, 02/15/2028	19,268
175,000	4.500%, 05/15/2035	157,554
125,000	6.350%, 03/15/2040	134,442
155,000	4.750%, 05/15/2046	138,122
	Verizon Communications, Inc.
355,000	4.125%, 03/16/2027	355,888
75,000	4.329%, 09/21/2028	75,457
140,000	4.500%, 08/10/2033	138,558

60,000	5.250%, 03/16/2037	62,684
20,000	4.812%, 03/15/2039	19,648
255,000	4.862%, 08/21/2046	251,549
105,000	4.522%, 09/15/2048	98,801
25,000	5.012%, 08/21/2054	24,295
5,000	4.672%, 03/15/2055	4,611

		1,480,877

	Electric Utilities—2.15%
65,000	Alabama Power Co.
	2.450%, 03/30/2022	63,313
50,000	Berkshire Hathaway Energy Co.
	3.250%, 04/15/2028	47,620
	Duke Energy Carolinas LLC
45,000	2.500%, 03/15/2023	43,499
118,000	5.300%, 02/15/2040	134,494
60,000	Duke Energy Florida LLC
	3.400%, 10/01/2046	51,917
60,000	Duke Energy Indiana, Inc.
	4.900%, 07/15/2043	65,084
235,000	Duke Energy Progress LLC
	4.150%, 12/01/2044	229,034
185,000	Exelon Corp.
	2.450%, 04/15/2021	181,036
20,000	Fortis, Inc.
	2.100%, 10/04/2021	19,240
	Georgia Power Co.
187,000	2.000%, 09/08/2020	182,827
85,000	2.400%, 04/01/2021	83,368
210,000	Oglethorpe Power Corp.
	5.050%, 10/01/2048 (c)	212,232
20,000	Oncor Electric Delivery Co LLC
	5.750%, 03/15/2029 (c)	23,370
	Pacific Gas & Electric Co.
30,000	3.400%, 08/15/2024	26,167
165,000	2.950%, 03/01/2026	136,486
100,000	3.300%, 12/01/2027	82,105
145,000	6.050%, 03/01/2034	134,997
10,000	5.125%, 11/15/2043	8,676
180,000	4.750%, 02/15/2044	148,787
110,000	Sierra Pacific Power Co.
	2.600%, 05/01/2026	102,580
	South Carolina Electric & Gas Co.
95,000	3.500%, 08/15/2021	95,326
80,000	4.250%, 08/15/2028	83,097
31,000	5.100%, 06/01/2065	32,016
	Southern California Edison Co.
250,000	2.900%, 03/01/2021	246,986
5,000	3.700%, 08/01/2025	4,992
90,000	5.950%, 02/01/2038	101,352
10,000	4.125%, 03/01/2048	9,491
	The Southern Co.
20,000	2.950%, 07/01/2023	19,334
160,000	3.250%, 07/01/2026	150,126
25,000	4.400%, 07/01/2046	23,075

		2,742,627

	Engineering & Construction—0.14%
200,000	Mexico City Airport Trust
	3.875%, 04/30/2028 (c)	176,700

	Entertainment—0.28%
	Viacom, Inc.
250,000	4.250%, 09/01/2023	249,285
140,000	4.375%, 03/15/2043	110,914

		360,199

	Food & Staples Retailing—0.21%
260,000	Walmart, Inc.
	3.400%, 06/26/2023	262,839

	Food Products—0.71%
	Conagra Brands, Inc.
60,000	3.800%, 10/22/2021	60,061
20,000	4.600%, 11/01/2025	20,092
80,000	5.300%, 11/01/2038	75,821
	Kraft Heinz Foods Co.
40,000	2.800%, 07/02/2020	39,724
175,000	4.625%, 01/30/2029	173,371
185,000	5.000%, 07/15/2035	174,094
35,000	4.375%, 06/01/2046	28,939
325,000	Nestle Holdings, Inc.
	3.350%, 09/24/2023 (c)(d)	328,428

		900,530

	Gas Utilities—0.01%
10,000	Southern Co. Gas Capital Corp.
	2.450%, 10/01/2023	9,542

	Health Care Equipment & Supplies—0.74%
75,000	Abbott Laboratories
	2.800%, 09/15/2020	74,587
	Becton Dickinson and Co.
205,000	3.125%, 11/08/2021	202,319
195,000	3.700%, 06/06/2027	184,767
180,000	Boston Scientific Corp.
	4.000%, 03/01/2028	175,045
	Medtronic, Inc.
46,000	4.375%, 03/15/2035	47,179
65,000	4.625%, 03/15/2045	68,306
	Shire Acquisitions Investments Ireland Designated Activity Co.
70,000	2.400%, 09/23/2021	67,733
125,000	2.875%, 09/23/2023	118,293

		938,229

	Health Care Providers & Services—1.84%
110,000	Aetna, Inc.
	2.800%, 06/15/2023	104,719
	Anthem, Inc.
150,000	2.500%, 11/21/2020	148,007
280,000	3.650%, 12/01/2027	268,021
75,000	4.101%, 03/01/2028	73,649
	Cardinal Health, Inc.
10,000	2.616%, 06/15/2022	9,641
215,000	3.200%, 03/15/2023	207,678
	Cigna Holding Co.
110,000	3.050%, 10/15/2027	100,811
25,000	3.875%, 10/15/2047	20,959
	CVS Health Corp.
115,000	3.125%, 03/09/2020	114,805
220,000	2.125%, 06/01/2021	212,393
205,000	4.100%, 03/25/2025	203,231
59,000	3.875%, 07/20/2025	57,578
165,000	2.875%, 06/01/2026	150,532
55,000	5.125%, 07/20/2045	53,729
125,000	5.050%, 03/25/2048	122,033
60,000	Humana, Inc.
	2.500%, 12/15/2020	59,123

	UnitedHealth Group, Inc.
55,000	1.700%, 02/15/2019	54,980
70,000	3.350%, 07/15/2022	70,356
20,000	3.500%, 06/15/2023	20,185
85,000	3.700%, 12/15/2025	85,927
135,000	3.950%, 10/15/2042	128,985
40,000	4.750%, 07/15/2045	42,417
10,000	4.250%, 04/15/2047	9,937
15,000	3.750%, 10/15/2047	13,809
10,000	4.250%, 06/15/2048	10,019

		2,343,524

	Hotels, Restaurants & Leisure—0.43%
100,000	GLP Capital LP / GLP Financing II, Inc.
	5.300%, 01/15/2029	98,178
	McDonald’s Corp.
115,000	3.350%, 04/01/2023	114,531
20,000	4.600%, 05/26/2045	19,528
15,000	4.875%, 12/09/2045	15,156
	Starbucks Corp.
245,000	3.800%, 08/15/2025	242,636
55,000	4.000%, 11/15/2028	54,665

		544,694

	Industrials—0.27%
345,000	NXP BV / NXP Funding LLC
	4.875%, 03/01/2024 (c)	346,946

	Insurance—1.04%
135,000	Berkshire Hathaway Finance Corp.
	4.200%, 08/15/2048	134,195
	Cigna Corp.
115,000	4.125%, 11/15/2025 (c)	115,008
725,000	4.375%, 10/15/2028 (c)	730,458
45,000	CNA Financial Corp.
	3.450%, 08/15/2027	41,945
70,000	Marsh & McLennan Cos., Inc.
	4.050%, 10/15/2023	71,096
8,000	Massachusetts Mutual Life Insurance Co.
	8.875%, 06/01/2039 (c)	12,012
	New York Life Global Funding
130,000	1.950%, 02/11/2020 (c)	128,548
40,000	2.000%, 04/13/2021 (c)	38,989
55,000	Trinity Acquisition PLC
	4.400%, 03/15/2026	54,738

		1,326,989

	Internet & Direct Marketing Retail—0.35%
200,000	Alibaba Group Holding, Ltd.
	3.400%, 12/06/2027	185,141
	Amazon.com, Inc.
15,000	2.800%, 08/22/2024	14,591
180,000	3.875%, 08/22/2037	174,177
60,000	4.950%, 12/05/2044	66,667

		440,576

	IT Services—0.48%
200,000	Alibaba Group Holding, Ltd.
	4.200%, 12/06/2047	177,753
70,000	Fidelity National Information Services, Inc.
	4.250%, 05/15/2028	69,672
	Visa, Inc.
165,000	2.800%, 12/14/2022	163,021
160,000	3.150%, 12/14/2025	157,376
45,000	4.300%, 12/14/2045	46,618

		614,440

	Life Sciences Tools & Services—0.13%
	Thermo Fisher Scientific, Inc.
160,000	3.000%, 04/15/2023	155,817
10,000	2.950%, 09/19/2026	9,244

		165,061

	Machinery—0.03%
35,000	Fortive Corp.
	2.350%, 06/15/2021	34,147

	Media—2.23%
	Charter Communications Operating LLC / Charter Communications Operating Capital
115,000	4.464%, 07/23/2022	116,195
100,000	4.908%, 07/23/2025	99,574
230,000	3.750%, 02/15/2028	208,454
130,000	6.484%, 10/23/2045	134,058
150,000	5.375%, 05/01/2047	136,395
110,000	5.750%, 04/01/2048	103,357
	Comcast Corp.
165,000	3.375%, 08/15/2025	160,921
55,000	3.950%, 10/15/2025	55,699
240,000	3.150%, 03/01/2026	229,853
35,000	2.350%, 01/15/2027	31,320
50,000	4.150%, 10/15/2028	50,831
55,000	4.250%, 10/15/2030	55,698
35,000	3.200%, 07/15/2036	30,165
125,000	4.600%, 10/15/2038	126,464
40,000	4.049%, 11/01/2052	35,994
25,000	4.950%, 10/15/2058 (d)	25,483
	Cox Communications, Inc.
375,000	3.250%, 12/15/2022 (c)	366,678
80,000	3.150%, 08/15/2024 (c)	77,058
	Discovery Communications LLC
101,000	2.800%, 06/15/2020 (c)	99,964
45,000	3.800%, 03/13/2024	43,950
28,000	3.950%, 06/15/2025 (c)	26,934
180,000	4.900%, 03/11/2026 (d)	181,591
180,000	3.950%, 03/20/2028	167,219
	Time Warner Cable, Inc.
30,000	5.500%, 09/01/2041	27,424
50,000	4.500%, 09/15/2042	40,329
	Warner Media LLC
60,000	2.950%, 07/15/2026	53,731
170,000	3.800%, 02/15/2027	159,785

		2,845,124

	Metals & Mining—0.19%
	Vale Overseas, Ltd.
120,000	6.250%, 08/10/2026	129,900
100,000	6.875%, 11/10/2039	116,000

		245,900

	Multi-Utilities—0.64%
65,000	Berkshire Hathaway Energy Co.
	6.125%, 04/01/2036	77,937
175,000	CenterPoint Energy, Inc.
	2.500%, 09/01/2022	167,516
	Dominion Energy, Inc.
160,000	2.579%, 07/01/2020	157,553
240,000	2.850%, 08/15/2026	221,528
25,000	4.250%, 06/01/2028	25,131
40,000	DTE Energy Co.
	1.500%, 10/01/2019	39,414
130,000	Sempra Energy
	2.400%, 02/01/2020	128,286

		817,365

	Oil, Gas & Consumable Fuels—2.39%
	Anadarko Petroleum Corp.
50,000	8.700%, 03/15/2019	50,517
15,000	6.950%, 06/15/2019	15,211
45,000	4.500%, 07/15/2044	38,268
10,000	6.600%, 03/15/2046	11,078
120,000	Andeavor Logistics LP / Tesoro Logistics Finance Corp.
	4.250%, 12/01/2027	113,487
315,000	BP Capital Markets America, Inc.
	3.790%, 02/06/2024	318,615
	Canadian Natural Resources, Ltd.
80,000	3.800%, 04/15/2024	78,983
170,000	3.900%, 02/01/2025	165,292
25,000	3.850%, 06/01/2027	23,625
15,000	6.500%, 02/15/2037	17,019
280,000	Encana Corp.
	3.900%, 11/15/2021	280,410
60,000	Energy Transfer Operating LP
	4.200%, 09/15/2023	59,195
225,000	Enterprise Products Operating LLC
	4.800%, 02/01/2049	219,433
	Hess Corp.
30,000	5.600%, 02/15/2041	26,477
75,000	5.800%, 04/01/2047	67,536
135,000	Marathon Oil Corp.
	3.850%, 06/01/2025	126,822
60,000	Marathon Petroleum Corp.
	3.800%, 04/01/2028 (c)	56,414
	MPLX LP
50,000	4.000%, 03/15/2028	46,951
100,000	5.200%, 03/01/2047	92,376
30,000	4.700%, 04/15/2048	26,152
100,000	Phillips 66
	3.900%, 03/15/2028	96,783
	Petroleos Mexicanos
40,000	6.500%, 01/23/2029	37,370
122,000	6.750%, 09/21/2047	101,185
50,000	Sabine Pass Liquefaction LLC
	4.200%, 03/15/2028	47,916
85,000	Suncor Energy, Inc.
	3.600%, 12/01/2024	83,248
	Sunoco Logistics Partners Operations LP
5,000	5.300%, 04/01/2044	4,430
5,000	5.350%, 05/15/2045	4,440
40,000	Texas Eastern Transmission LP
	3.500%, 01/15/2028 (c)	37,837
	TransCanada PipeLines, Ltd.
50,000	4.750%, 05/15/2038	48,342
10,000	6.100%, 06/01/2040	11,196
145,000	5.100%, 03/15/2049	145,079
40,000	Transcontinental Gas Pipe Line Co. LLC
	4.000%, 03/15/2028	39,188
140,000	Valero Energy Corp.
	3.400%, 09/15/2026	128,641
160,000	Valero Energy Partners LP
	4.500%, 03/15/2028	156,957
	Western Gas Partners LP
170,000	4.500%, 03/01/2028	159,195
100,000	4.750%, 08/15/2028	95,372
10,000	5.500%, 08/15/2048	8,933

		3,039,973

	Pharmaceuticals—0.67%
135,000	Allergan Funding SCS
	3.450%, 03/15/2022	132,945
230,000	Bayer US Finance II LLC
	4.250%, 12/15/2025 (c)	224,183
	Johnson & Johnson
155,000	2.625%, 01/15/2025	149,410
75,000	3.550%, 03/01/2036	71,242
55,000	3.625%, 03/03/2037	53,009
	Mylan NV
60,000	3.750%, 12/15/2020	60,000
5,000	3.150%, 06/15/2021	4,893
54,000	3.950%, 06/15/2026	49,371
	Mylan, Inc.
80,000	4.550%, 04/15/2028 (c)	74,700
45,000	5.200%, 04/15/2048 (c)	37,231

		856,984

	Road & Rail—0.23%
110,000	CSX Corp.
	3.250%, 06/01/2027	103,683
	Union Pacific Corp.
50,000	4.375%, 09/10/2038	49,194
160,000	4.100%, 09/15/2067	136,622

		289,499

	Semiconductors & Semiconductor Equipment—0.75%
5,000	Applied Materials, Inc.
	4.350%, 04/01/2047	4,900
	Broadcom Corp / Broadcom Cayman Finance Ltd.
170,000	2.375%, 01/15/2020	167,919
370,000	3.625%, 01/15/2024	350,454
75,000	3.125%, 01/15/2025	67,798
	Intel Corp.
30,000	1.700%, 05/19/2021	29,164
185,000	3.300%, 10/01/2021	187,033
14,000	3.734%, 12/08/2047	12,996
135,000	Microchip Technology, Inc.
	4.333%, 06/01/2023 (c)	131,811

		952,075

	Software—0.63%
	Microsoft Corp.
155,000	4.450%, 11/03/2045	164,789
90,000	3.700%, 08/08/2046	86,438
	Oracle Corp.
155,000	4.300%, 07/08/2034	155,844
25,000	3.900%, 05/15/2035	23,973
50,000	3.800%, 11/15/2037	46,851
	salesforce.com, Inc.
85,000	3.250%, 04/11/2023	85,487
55,000	3.700%, 04/11/2028	55,354
200,000	Tencent Holdings, Ltd.
	3.595%, 01/19/2028 (c)	188,126

		806,862

	Specialty Retail—0.21%
	Home Depot, Inc.
25,000	3.250%, 03/01/2022	25,271
140,000	3.350%, 09/15/2025	138,344
65,000	5.875%, 12/16/2036	78,232
5,000	3.500%, 09/15/2056	4,216
25,000	Lowe’s Cos., Inc.
	3.700%, 04/15/2046	20,469

		266,532

	Technology Hardware, Storage & Peripherals—0.21%
	Apple, Inc.
185,000	2.400%, 05/03/2023	178,992
5,000	3.000%, 02/09/2024	4,941
20,000	3.350%, 02/09/2027	19,508
40,000	3.450%, 02/09/2045	35,507
25,000	Hewlett Packard Enterprise Co.
	6.350%, 10/15/2045	23,408

		262,356

	Tobacco—0.34%
	Altria Group, Inc.
40,000	4.250%, 08/09/2042	32,373
45,000	5.375%, 01/31/2044	42,100
165,000	3.875%, 09/16/2046	126,161
170,000	Philip Morris International, Inc.
	2.625%, 03/06/2023	163,625
80,000	Reynolds American, Inc.
	5.850%, 08/15/2045	74,563

		438,822

	Water Utilities—0.11%
140,000	American Water Capital Corp.
	3.750%, 09/01/2028	140,495

	Wireless Telecommunication Services—0.47%
	Telefonica Emisiones SAU
150,000	4.103%, 03/08/2027	144,337
205,000	4.895%, 03/06/2048	181,597
285,000	Vodafone Group PLC
	4.375%, 05/30/2028	276,996

		602,930

	Total Corporate Obligations (Cost $43,794,689)	42,370,434

	FOREIGN GOVERNMENT DEBT OBLIGATIONS—0.21%
66,000	Hungary Government International Bond
	6.375%, 03/29/2021	69,754
200,000	Panama Government International Bond
	4.500%, 04/16/2050	192,000

	Total Foreign Government Debt Obligations (Cost $256,392)	261,754

	MORTGAGE BACKED SECURITIES—U.S. GOVERNMENT AGENCY—41.24%
	Federal Home Loan Mortgage Corp.
429,571	Series K709, 2.086%, 03/25/2019	428,476
27,724	Pool #D9-6291 4.500%, 09/01/2023	28,709
69,502	Pool #G1-3624 5.000%, 08/01/2024	71,652
82,000	Series K-068, 3.244%, 08/25/2027	81,612
155,914	Series 2329, 6.500%, 06/15/2031	171,656
70,910	Series 2338, 6.500%, 07/15/2031	78,486
112,762	Pool #78-0447 4.087% (1 Year CMT Rate + 2.250%, 0.000% Floor, 9.308% Cap), 04/01/2033 (a)	119,142
103	Pool #A4-3129 5.500%, 02/01/2036	109
400,000	Pool #TBA 4.000%, 01/15/2041 (g)	407,805
2,300,000	Pool #TBA 4.500%, 01/15/2041 (g)	2,381,071
74,668	Series 3883, 3.000%, 05/15/2041	74,759
294,382	Series 4139, 2.500%, 11/15/2041	289,833
2,700,000	Pool #TBA 3.500%, 01/15/2042 (g)	2,698,657
482,314	Pool #U9-0688 4.000%, 05/01/2042	495,140
702,947	Pool #Q4-9389 3.500%, 07/01/2047	703,273
640,709	Pool #Q5-2093 3.500%, 11/01/2047	640,801
	Federal National Mortgage Association
21,688	Series 2014-C01, 4.106% (1 Month LIBOR USD + 1.600%), 01/25/2024 (a)	21,746
465,255	Pool #AJ8325 3.000%, 12/01/2026	466,437
110,000	Pool #AN6110 3.000%, 07/01/2027	107,343
150,000	Pool #AN6257 3.160%, 08/01/2027	147,872
155,111	Pool #AN7376 2.880%, 11/01/2027	149,817
870,000	Pool #AN8322 3.190%, 02/01/2028	861,140
1,030,000	Pool #AN8695 3.550%, 03/01/2028	1,045,866
3,481	Pool #544859 2.878% (11th District Cost of Funds Index + 1.799%, 0.000% Floor, 14.713% Cap), 08/01/2029 (a)	3,473
185,623	Series 2018-C04, 3.256% (1 Month LIBOR USD + 0.750%, 0.750% Floor), 12/26/2030 (a)	185,922
71,523	Pool #BC4938 2.500%, 04/01/2031	70,056
118,892	Pool #786848 7.000%, 10/01/2031	133,774
3,730	Pool #727181 5.000%, 08/01/2033	3,969
1,729	Pool #730727 5.000%, 08/01/2033	1,839
526	Pool #741862 5.500%, 09/01/2033	566
679	Pool #766197 5.500%, 02/01/2034	731
128	Pool #776974 5.500%, 04/01/2034	138
98,319	Pool #888504 3.939% (1 Year CMT Rate + 2.064%, 0.000% Floor, 9.237% Cap), 04/01/2034 (a)	103,650
305,899	Pool #MA1870 4.500%, 04/01/2034	319,954
5,419	Pool #775776 5.500%, 05/01/2034	5,825
131,110	Pool #802783 4.450% (12 Month LIBOR USD + 1.612%, 0.000% Floor, 10.241% Cap), 10/01/2034 (a)	136,843
3,912	Pool #781629 5.500%, 12/01/2034	4,205
5,587	Pool #822815 5.500%, 04/01/2035	6,014
4,780	Pool #357850 5.500%, 07/01/2035	5,150
2,985	Pool #820242 5.000%, 07/01/2035	3,174
803	Pool #838452 5.500%, 09/01/2035	865
4,771	Pool #865854 6.000%, 03/01/2036	5,210
7,234	Pool #891474 6.000%, 04/01/2036	7,902
6,127	Pool #906000 6.000%, 01/01/2037	6,681
61	Pool #928062 5.500%, 02/01/2037	65
62	Pool #899119 5.500%, 04/01/2037	66
474,402	Pool #AS9772 3.500%, 06/01/2037	480,599
154	Pool #970131 5.500%, 03/01/2038	165
52	Pool #981313 5.500%, 06/01/2038	55
107	Pool #985108 5.500%, 07/01/2038	115
53	Pool #964930 5.500%, 08/01/2038	56
56	Pool #987032 5.500%, 08/01/2038	59
97	Pool #968371 5.500%, 09/01/2038	103
33	Pool #993050 5.500%, 12/01/2038	36
18,452	Pool #993579 4.000%, 05/01/2039	18,980
3,701	Pool #AA5840 4.000%, 06/01/2039	3,806
52,544	Pool #AA8715 4.000%, 06/01/2039	54,043
194,032	Pool #AD0586 4.500%, 12/01/2039	203,538
537,276	Pool #AD4062 5.000%, 05/01/2040	570,621
471,887	Pool #AD6929 5.000%, 06/01/2040	501,150
12,016	Pool #AD9896 4.000%, 08/01/2040	12,361
13,813	Pool #AB1500 4.000%, 09/01/2040	14,209
12,748	Pool #AD9856 4.000%, 09/01/2040	13,114
8,678	Pool #AE2559 4.000%, 09/01/2040	8,927
3,171	Pool #AE2562 4.000%, 09/01/2040	3,263
3,801	Pool #AE2566 4.000%, 09/01/2040	3,893
25,219	Pool #AE4124 4.000%, 10/01/2040	25,941
14,996	Pool #AE4888 4.000%, 10/01/2040	15,426
22,237	Pool #AE3916 4.000%, 11/01/2040	22,876
2,949	Pool #AE5147 4.000%, 11/01/2040	3,034
36,593	Pool #AE8715 4.000%, 11/01/2040	37,645
4,321	Pool #AH0006 4.000%, 12/01/2040	4,445
11,767	Pool #AH0020 4.000%, 12/01/2040	12,105
21,951	Pool #AH0599 4.000%, 12/01/2040	22,582
7,774	Pool #AH0601 4.000%, 12/01/2040	7,997
15,165	Pool #AH1263 4.000%, 01/01/2041	15,600
65,188	Pool #AL5233 4.000%, 01/01/2041	67,048
11,400,000	Pool #TBA 3.500%, 01/15/2041 (g)	11,398,887

3,165,000	Pool #TBA 4.000%, 01/15/2041 (g)	3,226,569
5,116	Pool #AH4659 4.000%, 02/01/2041	5,263
73,312	Pool #AH5653 4.000%, 02/01/2041	75,418
97,174	Pool #AL0934 5.000%, 02/01/2041	103,208
147,652	Pool #AD1889 4.500%, 03/01/2041	154,725
9,179	Pool #AH6150 4.000%, 03/01/2041	9,442
91,336	Pool #AL0215 4.500%, 04/01/2041	95,712
72,909	Pool #AL0187 5.000%, 05/01/2041	77,436
13,012	Pool #AL0456 5.000%, 06/01/2041	13,820
57,427	Pool #AI8842 4.500%, 08/01/2041	60,152
33,949	Pool #AL0815 4.000%, 09/01/2041	35,088
64,673	Series 2012-21, 2.000%, 09/25/2041	62,032
12,171	Pool #AJ1562 4.000%, 10/01/2041	12,582
11,885	Pool #AJ1972 4.000%, 10/01/2041	12,276
599,524	Pool #AJ2212 4.500%, 10/01/2041	626,583
17,607	Pool #AJ4756 4.000%, 10/01/2041	18,201
14,819	Pool #AJ3330 4.000%, 11/01/2041	15,319
14,494	Pool #AJ4549 4.000%, 11/01/2041	14,983
12,007	Pool #AJ4698 4.000%, 11/01/2041	12,412
24,185	Pool #AJ5424 4.000%, 11/01/2041	25,001
9,284	Pool #AJ7840 4.000%, 11/01/2041	9,597
15,000	Pool #AB3995 4.000%, 12/01/2041	15,507
14,374	Pool #AI0848 4.000%, 12/01/2041	14,859
12,653	Pool #AJ4187 4.000%, 12/01/2041	13,080
14,994	Pool #AJ5736 4.000%, 12/01/2041	15,500
9,417	Pool #AJ5968 4.000%, 12/01/2041	9,687
18,356	Pool #AJ6061 4.000%, 12/01/2041	18,975
11,201	Pool #AJ7868 4.000%, 12/01/2041	11,524
26,774	Pool #AJ8104 4.000%, 12/01/2041	27,677
16,653	Pool #AJ8109 4.000%, 12/01/2041	17,215
9,906	Pool #AJ8171 4.000%, 12/01/2041	10,240
18,336	Pool #AJ8341 4.000%, 12/01/2041	18,955
29,327	Pool #AJ8436 4.000%, 12/01/2041	30,316
11,331	Pool #AJ8912 4.000%, 12/01/2041	11,713
14,970	Pool #AJ9248 4.000%, 12/01/2041	15,475
125,144	Series 2012-18, 2.000%, 12/25/2041	120,710
133,904	Series 2012-75, 2.500%, 12/25/2041	131,089
13,795	Pool #AJ2446 4.000%, 01/01/2042	14,191
19,662	Pool #AJ7538 4.000%, 01/01/2042	20,325
5,826	Pool #AJ8001 4.000%, 01/01/2042	5,993
17,988	Pool #AJ8369 4.000%, 01/01/2042	18,595
15,648	Pool #AJ9162 4.000%, 01/01/2042	16,176
90,591	Pool #AJ9330 4.000%, 01/01/2042	93,646
9,723	Pool #AJ9779 4.000%, 01/01/2042	9,971
15,060	Pool #AK0170 4.000%, 01/01/2042	15,567
32,005	Pool #AK0543 4.000%, 01/01/2042	33,084
13,492	Pool #AK0563 4.000%, 01/01/2042	13,947
25,897	Pool #AK1827 4.000%, 01/01/2042	26,770
322,550	Pool #AL2752 5.000%, 03/01/2042	342,455
75,295	Series 2012-52, 3.500%, 05/25/2042	76,949
77,103	Pool #AB5529 4.000%, 07/01/2042	79,115
186,877	Pool #AB6228 3.500%, 09/01/2042	188,394
368,735	Pool #AQ9316 2.500%, 01/01/2043	349,878
800,000	Pool #TBA 3.000%, 01/15/2043 (g)	779,826
177,464	Series 2015-48, 3.000%, 02/25/2043	176,194
983,508	Pool #AT2720 3.000%, 05/01/2043	967,130
754,476	Pool #AT5900 3.000%, 06/01/2043	741,648
420,402	Pool #AU1625 3.500%, 07/01/2043	423,109
198,892	Series 2017-26, 3.500%, 07/25/2044	201,494
186,085	Series 2018-38, 3.500%, 03/25/2045	188,874
644,333	Pool #AS5469 4.000%, 07/01/2045	658,667
718,274	Pool #AZ0832 4.000%, 07/01/2045	733,644
143,749	Pool #AS5597 3.500%, 08/01/2045	144,293
51,222	Series 2016-38, 3.000%, 01/25/2046	50,847
114,659	Series 2016-11, 2.500%, 03/25/2046	112,281
869,471	Pool #AS7170 3.500%, 05/01/2046	872,178
888,496	Pool #AS7242 3.500%, 05/01/2046	891,262
639,764	Pool #BC9468 3.000%, 06/01/2046	624,151
772,062	Pool #AS7492 4.000%, 07/01/2046	787,910
364,536	Pool #AS8299 3.000%, 11/01/2046	356,092
544,260	Pool #AS8947 3.500%, 03/01/2047	544,921
107,114	Series 2017-34, 3.000%, 05/25/2047	106,250
132,958	Pool #MA3038 4.500%, 06/01/2047	138,000
156,767	Series 2017-72, 3.000%, 09/25/2047	156,319
162,342	Series 2017-72, 3.000%, 09/25/2047	162,129
205,849	Series 2018-80, 3.500%, 12/25/2047	208,368
97,520	Series 2018-77, 3.500%, 02/25/2048	99,172
150,696	Series 2018-23, 3.500%, 04/25/2048	155,833
258,172	Series 2018-72, 3.500%, 07/25/2054	261,564
190,742	Series 2017-96, 3.000%, 12/25/2054	189,259
191,614	Series 2018-70, 3.500%, 10/25/2056	194,665
	Government National Mortgage Association
11,377	Pool #614436X 5.000%, 08/15/2033	11,831
34,850	Pool #736686X 5.000%, 02/15/2039	36,945
624,368	Pool #723248X 5.000%, 10/15/2039	664,336
500,000	Pool #TBA 3.500%, 01/15/2041 (g)	503,379
321,306	Pool #783403X 3.500%, 09/15/2041	325,226
1,500,000	Pool #TBA 4.500%, 01/15/2042 (g)	1,552,354
1,300,000	Pool #TBA 4.000%, 01/15/2042 (g)	1,331,180
202,630	Series 2013-37, 2.000%, 01/20/2042	193,567
800,000	Pool #TBA 3.000%, 01/15/2043 (g)	787,859
1,400,000	Pool #TBA 3.500%, 01/15/2043 (g)	1,408,750
135,212	Pool #MA4587M 4.000%, 07/20/2047	138,641
336,512	Pool #MA4652M 3.500%, 08/20/2047	338,852
662,239	Pool #MA4778M 3.500%, 10/20/2047	666,844
502,284	Pool #MA4779M 4.000%, 10/20/2047	514,879
647,701	Pool #MA4780M 4.500%, 10/20/2047	670,950

	Total Mortgage Backed Securities—U.S. Government Agency (Cost $52,365,922)	52,525,223

	MUNICIPAL DEBT OBLIGATIONS—0.19%
65,000	California, GO,
	7.550%, 04/01/2039	93,339
105,000	Chicago Transit Authority Sales & Transfer Tax Receipts, Series B, Revenue Bond,
	6.899%, 12/01/2040	134,405
15,000	University of California Medical Center, Revenue Bond,
	6.548%, 05/15/2048	19,830

	Total Municipal Debt Obligations (Cost $239,054)	247,574

Notional Amount
	Purchased Options—0.03%
	Put Interest Rate Swaption—0.03%
2,410,000	10-Year Interest Rate Swap, 3-MO-USD-LIBOR, Receive Floating Rate,
	Counterparty: Bank of America
	Expiration: 05/30/2019
	Exercises Rate: 3.200% (h)	7,143
1,545,000	10-Year Interest Rate Swap, 3-MO-USD-LIBOR, Receive Floating Rate,
	Counterparty: Goldman Sachs
	Expiration: 05/30/2019
	Exercises Rate: 3.200% (h)	4,579

2,450,000	10-Year Interest Rate Swap, 3-MO-USD-LIBOR, Receive Floating Rate,
	Counterparty: Morgan Stanley
	Expiration: 12/09/2019
	Exercises Rate: 3.200% (h)	21,967

	Total Purchased Options (Cost $92,194)	33,689

	U.S. TREASURY OBLIGATIONS—13.96%
	U.S. Treasury Bonds—8.25%
3,134,451	0.375%, 07/15/2027 (f)(i)	2,975,443
1,690,000	3.125%, 11/15/2041	1,731,161
545,000	3.625%, 08/15/2043	603,449
1,380,000	3.750%, 11/15/2043	1,559,023
725,000	3.625%, 02/15/2044	803,348
240,000	3.000%, 11/15/2045	239,583
2,365,000	2.500%, 05/15/2046	2,133,627
255,000	3.000%, 02/15/2047	254,367
215,000	3.000%, 02/15/2048	213,921
	U.S. Treasury Notes—5.71%
865,000	2.000%, 02/15/2022 (i)	853,039
2,565,000	2.375%, 08/15/2024	2,542,256
1,707,000	2.000%, 02/15/2025	1,651,789
2,190,000	2.875%, 05/31/2025	2,228,282

	Total U.S. Treasury Obligations (Cost $17,857,148)	17,789,288

Number of Shares
	SHORT TERM INVESTMENTS—0.56%
	Money Market Funds—0.56%
714,462	Deutsche Government Money Market Series—Institutional Shares
	Effective Yield, 2.31% (e)	714,462

	Total Short Term Investments (Cost $714,462)	714,462

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING—0.54%
	Investments Purchased with Proceeds from Securities Lending—0.54%
693,355	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 2.62% (e)	693,355

	Total Investments Purchased with Proceeds from Securities Lending (Cost $693,355)	693,355

	Total Investments (Cost $155,498,804)—120.61%	153,639,623
	Liabilities in Excess of Other Assets—(20.61)%	(26,254,301)

	TOTAL NET ASSETS—100.00%	$127,385,322

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security as purchase.

(a)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2018.
(b)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of December 31, 2018.
(c)

Securities were purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the “Act”) or were acquired in a private placement, and, unless registered under the Act, may only be sold to “qualified institutional buyers” (as defined in the Act) or pursuant to another exemption from registration. The value of these securities total $35,282,604, which represents 27.70% of total net assets.

(d)	All or portion of this security is on loan.
(e)	Seven-day yield as of December 31, 2018.
(f)	Represents a U.S. Treasury Inflation Protected Security.
(g)	Security purchased on a when-issued basis. On December 31, 2018, the total value of investments purchased on a when-issued basis was $26,476,337 or 20.78% of total net assets.
(h)	These securities have been deemed illiquid according to the Fund’s liquidity guidelines. The value of these securities total $1,063,581, which represents 0.83% of total net assets.
(i)	All or a portion of this security is held as collateral for certain swap and futures contracts.

Glossary of Terms

LIBOR - London Interbank Offered Rate

CMT - Constant Maturing Treasury Rate

Schedule of Open Futures Contracts (Unaudited)

December 31, 2018

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Value/Unrealized Appreciation (Depreciation)
Eurodollar 90 Day Futures	36	8,761,500	Dec-19	$22,964
Eurodollar 90 Day Futures	(36)	(8,777,700)	Dec-20	(29,299)
U.S. Treasury 2 Year Note Futures	(20)	(4,246,250)	Mar-19	(29,907)
U.S. Treasury 5 Year Note Futures	71	8,142,813	Mar-19	132,650
U.S. Treasury 10 Year Note Futures	(23)	(2,806,359)	Mar-19	(56,534)
U.S. Treasury Ultra 10 Year Note Futures	(14)	(1,821,094)	Mar-19	(56,900)
U.S. Treasury Long Bond Futures	(8)	(1,168,000)	Mar-19	(55,546)
U.S. Treasury Ultra Bond Futures	13	2,088,531	Mar-19	112,242

				$39,670

Schedule of Options Written (Unaudited)

December 31, 2018

Number of Contracts	Options on Credit Default Swaps Put Options	Value
6,681,000	CDX.NA.IG.31 Counterparty: Goldman Sachs Expiration: 01/16/2019 Exercises Price: $77.50	$35,243
	Call Options
6,681,000	CDX.NA.IG.31 Counterparty: Goldman Sachs Expiration: 01/16/2019 Exercises Price: $77.50	1,524

	Total Options Written (Premiums Received $27,893)	$36,767

Schedule of Open Swap Contracts (Unaudited)

December 31, 2018

Credit Default Swaps on Credit Indices—Sell Protection(1)

Reference Obligation	Implied Credit Spread at 12/31/2018(2)	Fixed Pay Rate	Maturity Date	Counterparty	Payment Frequency	Notional Amount	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX. NA. IG. 31 Index*	54.6%	1.000%	12/20/2023	Morgan Stanley	Quarterly	$4,505,000	$25,327	$40,937	($15,611)

							$25,327	$40,937	($15,611)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Pay Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Fair Value	Premiums Paid (Received)	Appreciation (Depreciation)
Receive	3-MO-USD-LIBOR**	Quarterly	2.250%	Semi-Annual	9/21/2026	Morgan Stanley	$4,143,000	$114,489	$(181,289)	$295,778
Receive	3-MO-USD-LIBOR**	Quarterly	2.250%	Semi-Annual	6/20/2028	Morgan Stanley	4,241,000	159,952	218,224	(58,272)
Receive	3-MO-USD-LIBOR**	Quarterly	2.750%	Semi-Annual	12/20/2047	Morgan Stanley	775,000	7,935	(29,905)	37,840

								$282,376	$7,030	$275,346

1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

3)

The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

*	Centrally cleared swap, clearing agent: Intercontinental Exchange
**	Centrally cleared swap, clearing agent: Clearnet

GuideMark® Tax-Exempt Fixed Income Fund

Schedule of Investments (Unaudited)

December 31, 2018

Principal Amount		Value
	MUNICIPAL DEBT OBLIGATIONS—100.19%
	Alabama—1.49%
	The Lower Alabama Gas District, Series A, Revenue Bond,
$100,000	5.000%, 09/01/2034	$114,700
225,000	5.000%, 09/01/2046	257,085

		371,785

	Arizona—3.06%
145,000	Arizona Board of Regents, Prerefunded, Revenue Bond,
	5.000%, 07/01/2028	160,025
55,000	Arizona Board of Regents, Unrefunded, Revenue Bond,
	5.000%, 07/01/2028	60,347
150,000	Arizona Industrial Development Authority, Revenue Bond,
	6.000%, 07/01/2047	157,630
100,000	Phoenix Industrial Development Authority, Series A, Refunding, Revenue Bond,
	5.000%, 07/01/2037	108,411
	Pima County Industrial Development Authority, Revenue Bond,
35,000	5.000%, 06/15/2047	35,021
30,000	5.000%, 06/15/2052	29,615
150,000	Salt Verde Financial Corp., Revenue Bond,
	5.000%, 12/01/2037	171,923
40,000	Tempe Industrial Development Authority, Series A, Revenue Bond,
	6.125%, 10/01/2052	42,918

		765,890

	Arkansas—1.03%
250,000	University of Arkansas, Series A, Revenue Bond,
	4.125%, 11/01/2030	258,525

	California—15.19%
100,000	California Health Facilities Financing Authority, Series A, Revenue Bond,
	5.000%, 11/15/2031	117,165
100,000	California Municipal Finance Authority, Community Medical Centers, Series A, Refunding, Revenue Bond,
	5.000%, 02/01/2042	109,441
195,000	California Municipal Finance Authority, Mobile Home Park, Series A, Prerefunded, Revenue Bond,
	6.400%, 08/15/2045	207,918
100,000	California Municipal Finance Authority, Revenue Bond,
	5.000%, 12/31/2047	108,739
200,000	California State University, Series A, Refunding, Revenue Bond,
	5.000%, 11/01/2031	229,288
	California Statewide Communities Development Authority, Series A, Revenue Bond,
160,000	6.125%, 11/01/2033	181,309
150,000	5.250%, 12/01/2056	157,113
300,000	California Statewide Communities Development Authority, Series A, Revenue Bond, CMI Insured,
	5.000%, 08/01/2034	332,094
	California, Refunding, GO,
150,000	5.000%, 10/01/2029	166,155
235,000	6.500%, 04/01/2033	237,700
300,000	5.000%, 11/01/2043	330,027
100,000	Golden State Tobacco Securitization Corp., Series A, Revenue Bond,
	4.000%, 06/01/2031	105,791
100,000	Golden State Tobacco Securitization Corp., Series A-1, Refunding, Revenue Bond,
	5.000%, 06/01/2024	109,866
	Golden State Tobacco Securitization Corp., Series A-1, Revenue Bond,
125,000	5.000%, 06/01/2047	120,533
130,000	5.250%, 06/01/2047	129,702
500,000	Los Angeles Department of Airports, Series A, Revenue Bond,
	5.250%, 05/15/2029	506,040
250,000	M-S-R Energy Authority, Revenue Bond,
	6.500%, 11/01/2039	337,750
300,000	San Mateo Joint Powers Financing Authority, Series A, Refunding, Revenue Bond,
	5.250%, 07/15/2025	311,145

		3,797,776

	Colorado—3.70%
150,000	Castle Pines North Metropolitan District, Refunding, Revenue Bond,
	4.000%, 12/01/2044	151,599
130,000	Colorado Health Facilities Authority, Revenue Bond,
	8.000%, 08/01/2043	145,501

220,000	Public Authority for Colorado Energy, Revenue Bond,
	6.500%, 11/15/2038	298,936
300,000	Regional Transportation District, Series A, Revenue Bond,
	5.000%, 11/01/2027	330,201

		926,237

	Delaware—1.11%
35,000	County of Kent, Series A, Revenue Bond,
	5.000%, 07/01/2053	36,838
200,000	Delaware, Series A, Refunding, GO,
	5.000%, 01/01/2027	241,498

		278,336

	Florida—3.99%
300,000	Brevard County Health Facilities Authority, Prerefunded, Revenue Bond,
	7.000%, 04/01/2039	303,825
100,000	Florida Development Finance Corp., Revenue Bond,
	5.625%, 01/01/2047 (a)	103,156
225,000	Miami-Dade County Educational Facilities, Series A, Refunding, Revenue Bond,
	5.000%, 04/01/2040	245,486
275,000	Miami-Dade County Health Facilities, Series A, Refunding, Revenue Bond,
	5.250%, 08/01/2021	289,072
40,000	Palm Beach County Florida Health Facilities Authority, Series A, Refunding, Revenue Bond,
	7.500%, 06/01/2049	45,038
10,000	Palm Beach County Florida Health Facilities Authority, Series A, Revenue Bond,
	7.250%, 06/01/2034	11,197

		997,774

	Georgia—1.34%
300,000	Atlanta Water & Wastewater, Refunding, Revenue Bond,
	5.000%, 11/01/2040	333,786

	Illinois—10.80%
	Chicago Board of Education, Revenue Bond,
100,000	5.000%, 04/01/2042	106,021
100,000	5.000%, 04/01/2046	105,734
100,000	Chicago Board of Education, Series G, Refunding, GO,
	5.000%, 12/01/2044	99,996
100,000	Chicago Board of Education, Series H, GO,
	5.000%, 12/01/2036	101,650
100,000	Chicago Midway International Airport, Series A, Refunding, Revenue Bond,
	5.000%, 01/01/2028	109,455
100,000	Chicago O’Hare International Airport, Series D, Revenue Bond,
	5.000%, 01/01/2038	113,461
70,000	Chicago Waterworks, Revenue Bond,
	5.000%, 11/01/2028	78,971
65,000	Chicago, Series A, Refunding, GO,
	5.250%, 01/01/2029	68,375
160,000	Illinois Finance Authority, Refunding, Revenue Bond,
	5.000%, 12/01/2047	164,866
140,000	Illinois Finance Authority, Series A, Revenue Bond,
	5.000%, 02/15/2047	148,229
500,000	Illinois Finance Authority, Series A2, Refunding, Revenue Bond,
	1.680%, 08/15/2042 (a)	500,000
	Illinois, GO,
345,000	5.000%, 01/01/2029	363,930
20,000	5.000%, 05/01/2036	20,506
70,000	5.000%, 11/01/2036	72,564
30,000	5.000%, 02/01/2039	30,564
30,000	Illinois, Series A, GO,
	5.000%, 04/01/2038	30,525
100,000	O’Hare International Airport, Series B, Refunding, Revenue Bond,
	5.000%, 01/01/2032	110,898
150,000	O’Hare International Airport, Series D, Refunding, Revenue Bond,
	5.250%, 01/01/2030	164,988
150,000	Sales Tax Securitization Corp., Series A, Revenue Bond,
	5.000%, 01/01/2040	162,891
120,000	Southwestern Illinois Development Authority, Prerefunded, Revenue Bond,
	7.125%, 11/01/2043	147,542

		2,701,166

	Indiana—2.67%
100,000	Indiana Health Facility Financing Authority, Series 2001A-1, Revenue Bond,
	5.000%, 11/15/2034	112,854
250,000	Indiana Municipal Power Agency, Series A, Prerefunded, Revenue Bond,
	5.250%, 01/01/2032	285,335

125,000	Shoals Exempt Facilities, Revenue Bond,
	7.250%, 11/01/2043	137,538
115,000	Valparaiso Exempt Facilities, Revenue Bond,
	7.000%, 01/01/2044	132,105

		667,832

	Iowa—0.39%
100,000	Iowa Finance Authority, Revenue Bond,
	5.125%, 08/01/2048	98,276

	Louisiana—0.91%
200,000	Louisiana Highway Improvement, Series A, Revenue Bond,
	5.000%, 06/15/2029	226,632

	Maryland—0.84%
200,000	Westminster Project Revenue, Lutheran Village at Miller’s Grant, Series A, Revenue Bond,
	6.000%, 07/01/2034	210,584

	Michigan—0.44%
100,000	Royal Oak Hospital Finance Authority, Series D, Refunding, Revenue Bond,
	5.000%, 09/01/2033	109,443

	Minnesota—3.05%
100,000	Apple Valley Senior Living, Series D, Revenue Bond,
	7.250%, 01/01/2052	98,399
160,000	Minneapolis-St. Paul Metropolitan Airports Commission, Series A, Refunding, Revenue Bond,
	5.000%, 01/01/2030	178,035
150,000	Rochester Health Care & Housing Facility, Series A, Refunding, Revenue Bond,
	6.875%, 12/01/2048	165,186
300,000	Rochester Health Care Facilities Mayo Clinic, Series C, Revenue Bond,
	4.500%, 11/15/2038 (a)	320,355

		761,975

	Missouri—2.23%
200,000	Conley Road Transportation Development District, Revenue Bond,
	5.375%, 05/01/2047	201,102
350,000	St. Louis Airport, Revenue Bond,
	6.625%, 07/01/2034	357,661

		558,763

	Montana—0.41%
100,000	City of Kalispell, Series A, Revenue Bond,
	5.250%, 05/15/2047	102,235

	Nebraska—2.72%
130,000	Douglas County Hospital Authority No. 3, Refunding, Revenue Bond,
	5.000%, 11/01/2024	147,293
500,000	Omaha Public Power District, Series B, Prerefunded, Revenue Bond,
	5.000%, 02/01/2027	532,165

		679,458

	New Hampshire—0.52%
120,000	New Hampshire Health & Educational Facilities Authority, Refunding, Revenue Bond,
	5.000%, 07/01/2027	129,395

	New Jersey—1.78%
150,000	New Jersey Economic Development Authority, Refunding, Revenue Bond,
	5.250%, 06/15/2030	164,673
100,000	New Jersey Transportation Trust Fund Authority, Series A, Refunding, Revenue Bond,
	5.000%, 06/15/2031	110,036
25,000	South Jersey Port Corp., Series A, Revenue Bond,
	5.000%, 01/01/2049	27,149
40,000	Tobacco Settlement Financing Corp., Series A, Revenue Bond,
	5.000%, 06/01/2046	41,629
100,000	Tobacco Settlement Financing Corp., Series B, Revenue Bond,
	5.000%, 06/01/2046	100,923

		444,410

	New York—11.53%
225,000	Brooklyn Arena Local Development Corp., Prerefunded, Revenue Bond,
	6.500%, 07/15/2030	236,086
300,000	City of New York, GO,
	5.000%, 10/01/2041	309,375
200,000	City of New York, Series B, GO,
	5.000%, 10/01/2038	228,408
100,000	City of New York, Series E, GO,
	5.000%, 03/01/2041	114,020
140,000	New York City Industrial Development Agency, Revenue Bond,
	5.750%, 10/01/2036	141,350
40,000	New York City Industrial Development Agency, Series A, Refunding, Revenue Bond,
	5.000%, 07/01/2022	43,494
100,000	New York City Transitional Finance Authority Building Aid, Revenue Bond,

	5.000%, 07/15/2028	121,752
35,000	New York City, Series I, Unrefunded, GO,
	5.375%, 04/01/2036	35,293
100,000	New York Dormitory Authority, Refunding, Revenue Bond,
	5.000%, 12/01/2035	109,547
250,000	New York Dormitory Authority, Series B, Refunding, Revenue Bond,
	5.000%, 07/01/2038	273,067
500,000	New York Environmental Facilities Corp., Series B, Prerefunded, Revenue Bond,
	5.500%, 10/15/2027	619,770
175,000	New York Liberty Development Corp., Refunding, Revenue Bond,
	5.250%, 10/01/2035	212,550
100,000	New York State Dormitory Authority
	5.000%, 02/15/2031	116,661
100,000	New York Transportation Development Corp., Revenue Bond,
	5.000%, 01/01/2036	109,949
200,000	New York, Series E, GO,
	4.000%, 12/15/2027	210,402

		2,881,724

	North Carolina—1.41%
320,000	North Carolina Eastern Municipal Power Agency Power Systems, Series A, Prerefunded, Revenue Bond,
	5.000%, 01/01/2025	353,270

	Ohio—4.40%
	Buckeye Tobacco Settlement Financing Authority, Series A, Revenue Bond,
550,000	5.875%, 06/01/2047	523,204
90,000	6.500%, 06/01/2047	89,994
135,000	County of Cuyahoga, Revenue Bond,
	5.250%, 02/15/2047	143,038
100,000	Ohio Higher Education Facilities Commission, Refunding, Revenue Bond,
	5.000%, 01/01/2026	108,465
200,000	Ohio, Series A, Refunding, Revenue Bond,
	5.000%, 01/01/2031	236,516

		1,101,217

	Pennsylvania—2.71%
	Allegheny County Hospital Development Authority, Series A, Revenue Bond,
50,000	4.000%, 04/01/2044	48,223
50,000	5.000%, 04/01/2047	54,353
100,000	Allentown Neighborhood Improvement Zone Development Authority, Revenue Bond,
	5.000%, 05/01/2033	106,195
100,000	Commonwealth Financing Authority, Revenue Bond,
	5.000%, 06/01/2034	112,620
150,000	Pennsylvania Economic Development Financing Authority, Revenue Bond,
	6.750%, 12/01/2053	144,926
200,000	Pennsylvania Higher Educational Facilities Authority, Prerefunded, Revenue Bond,
	5.800%, 07/01/2030	211,196

		677,513

	South Carolina—2.23%
400,000	Charleston Educational Excellence Financing Corp., Refunding, Revenue Bond,
	5.000%, 12/01/2025	451,460
100,000	South Carolina Jobs-Economic Development Authority, Revenue Bond,
	5.750%, 06/15/2039	105,269

		556,729

	South Dakota—0.43%
100,000	South Dakota Educational Enhancement Funding Corp. Tobaccos Settlement, Series B, Refunding, Revenue Bond,
	5.000%, 06/01/2026	107,262

	Texas—7.46%
200,000	Central Texas Regional Mobility Authority, Series A, Prerefunded, Revenue Bond,
	6.000%, 01/01/2041	215,646
100,000	Central Texas Turnpike System, Series C, Refunding, Revenue Bond,
	5.000%, 08/15/2029	109,452
200,000	Dallas-Fort Worth International Airport, Series B, Revenue Bond,
	5.000%, 11/01/2026	219,748
200,000	New Hope Cultural Education Facilities Corp., Series A-1, Revenue Bond,
	5.000%, 07/01/2046	216,474
225,000	North Texas Tollway Authority, Refunding, Revenue Bond,
	4.000%, 01/01/2038	228,597
100,000	North Texas Tollway Authority, Series B, Refunding, Revenue Bond,
	5.000%, 01/01/2029	112,887
100,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bond,
	6.625%, 11/15/2037	109,631
	Texas Private Activity Surface Transportation Corp., Revenue Bond,
200,000	7.500%, 12/31/2031	209,822

200,000	7.500%, 06/30/2033	214,308
85,000	7.000%, 12/31/2038	98,439
115,000	6.750%, 06/30/2043	131,418

		1,866,422

	Utah—2.61%
100,000	Salt Lake City Corp. Airport, Series B, Revenue Bond,
	5.000%, 07/01/2042	112,583
500,000	Utah Associated Municipal Power Systems San Juan Project, Refunding, Revenue Bond,
	5.500%, 06/01/2022	540,370

		652,953

	Virginia—2.12%
1,475,000	Tobacco Settlement Financing Corp., Series C, Revenue Bond,
	8.478%, 06/01/2047 (c)	138,237
300,000	Virginia College Building Educational Facilities Authority, Revenue Bond,
	5.750%, 01/01/2034	391,926

		530,163

	Washington—2.42%
325,000	Central Puget Sound Regional Transit Authority, Series P-1, Refunding, Revenue Bond,
	5.000%, 02/01/2027	353,450
250,000	Washington Health Care Facilities Authority, Refunding, Revenue Bond,
	6.375%, 10/01/2036	250,823

		604,273

	Wisconsin—5.20%
100,000	Wisconsin Health & Educational Facilities Authority, Refunding, Revenue Bond,
	5.000%, 05/01/2025	110,398
30,000	Wisconsin Health & Educational Facilities Authority, Series A1, Revenue Bond,
	4.000%, 07/01/2048	28,028
100,000	Wisconsin Health & Educational Facilities Authority, Series C, Revenue Bond,
	7.000%, 07/01/2043	96,489
	Wisconsin Public Finance Authority, Refunding, Revenue Bond,
125,000	5.000%, 07/01/2022	131,447
150,000	5.750%, 10/01/2031	151,694
225,000	5.250%, 05/15/2047	232,837
10,000	Wisconsin, Series 2, Prerefunded, GO,
	5.000%, 05/01/2025	10,995
490,000	Wisconsin, Series 2, Unrefunded, GO,
	5.000%, 05/01/2025	538,745

		1,300,633

	Total Municipal Debt Obligations (Cost $24,204,362)	25,052,437

Number of Shares
	SHORT TERM INVESTMENTS—0.09%
	Money Market Funds—0.09%
22,567	Government TaxAdvantage Portfolio—Institutional Shares Effective Yield, 2.21% (b)	22,567

	Total Short Term Investments (Cost $22,567)	22,567

	Total Investments (Cost $24,226,929)—100.28%	25,075,004
	Liabilities in Excess of Other Assets—(0.28)%	(71,118)

	TOTAL NET ASSETS—100.00%	$25,003,886

Percentages are stated as a percent of net assets.

(a)	Adjustable rate security - the rate is determined by the Remarketing Agent.
(b)	Seven-day yield as of December 31, 2018.
(c)	Zero coupon bond. The Effective yield is listed.

Glossary of Terms

CMI - California Mortgage Insurance

GO - General Obligation

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Security Valuation

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain foreign common stocks, preferred stocks, participatory notes, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including futures, options written, and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional-sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts and swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: fair valued securities.

Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

To verify Level 3 unobservable inputs, the Valuation Committee uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2018:

GuideMark® Large Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$241,717,635	$—	$1,172,207	$242,889,842
Investment Companies	9,438,756	—	—	9,438,756
Real Estate Investment Trusts	3,364,295	—	—	3,364,295
Short Term Investments	3,011,559	—	—	3,011,559
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	3,485,615

Total Investments in Securities	$257,532,245	$—	$1,172,207	$262,190,067

Description	Common Stocks
Balance as of April 1, 2018	$—
Purchases	—
Sales proceeds and paydowns	—
Accreted discounts, net	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Transfers into/(out of) Level 3**	1,172,207

Balance as of December 31, 2018	$1,172,207

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at December 31, 2018.	$—

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

**	The common stock transferred from Level 1 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the security.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Emerging Markets Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,641,410	$3,674,492	$—	$5,315,902
Consumer Discretionary	3,369,382	5,425,614	—	8,794,996
Consumer Staples	1,094,352	5,307,854	—	6,402,206
Energy	1,471,218	3,686,991	—	5,158,209
Financials	1,010,935	12,707,473	—	13,718,408
Health Care	—	1,540,227	—	1,540,227
Industrials	97,506	4,302,410	—	4,399,916
Information Technology	184,288	11,564,339	—	11,748,627
Materials	707,111	4,185,760	—	4,892,871
Real Estate	—	1,081,073	—	1,081,073
Utilities	—	1,043,630	—	1,043,630

Total Common Stocks	9,576,202	54,519,863	—	64,096,065
Investment Companies	8,819,169	—	—	8,819,169
Preferred Stocks
Consumer Staples	—	471,491	—	471,491
Energy	—	467,541	—	467,541
Financials	—	1,330,875	—	1,330,875
Information Technology	—	417,833	—	417,833
Materials	—	114,003	—	114,003
Utilities	—	344,706	—	344,706
Total Preferred Stocks	—	3,146,449	— —	3,146,449
Rights	—	—	1,914	1,914
Short Term Investments	116,354	—	—	116,354
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	230,499

Total Investments in Securities	$18,511,725	$57,666,312	$1,914	$76,410,450

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Rights
Balance as of April 1, 2018	$—
Purchases*	1,677
Sales proceeds and paydowns	—
Accreted discounts, net	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	237
Transfers into/(out of) Level 3	—

Balance as of December 31, 2018	$1,914

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at December 31, 2018.	$237

*	Delivered through corporate action.

GuideMark® Small/Mid Cap Core Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$48,128,069	$—	$0	$48,128,069
Investment Companies	1,628,999	—	—	1,628,999
Real Estate Investment Trusts	3,314,749	—	—	3,314,749
Rights	—	—	0	0
Short Term Investments	589,280	—	—	589,280
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	959,657

Total Investments in Securities	$53,661,097	$—	$—	$54,620,754

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stocks	Rights
Balance as of April 1, 2018	$0	$0
Purchases	—	—
Sales proceeds and paydowns	—	—
Accreted discounts, net	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Transfers into/(out of) Level 3	—	—

Balance as of December 31, 2018	$0	$0

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at December 31, 2018.	$—	$—

GuideMark® World ex-US Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$—	$6,724,949	$—	$6,724,949
Consumer Discretionary	1,794,043	21,311,742	—	23,105,785
Consumer Staples	1,959,789	22,018,954	—	23,978,743
Energy	1,164,073	7,854,738	—	9,018,811
Financials	5,221,480	24,277,543	—	29,499,023
Health Care	1,003,213	18,449,871	—	19,453,084
Industrials	1,386,073	20,048,079	—	21,434,152
Information Technology	1,967,696	9,630,489	—	11,598,185
Materials	1,223,274	9,240,632	—	10,463,906
Real Estate	—	2,115,467	—	2,115,467
Utilities	—	4,004,881	—	4,004,881

Total Common Stocks	15,719,641	145,677,345	—	161,396,986
Investment Companies	2,240,598	—	—	2,240,598
Participatory Notes	—	214,773	—	214,773
Preferred Stocks
Health Care	—	280,402	—	280,402
Materials	—	249,210	—	249,210

Total Preferred Stocks	—	529,612	—	529,612
Real Estate Investment Trusts	—	1,148,847	—	1,148,847
Short Term Investments	578,269	—	—	578,269
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	1,009,050

Total Investments in Securities	$18,538,508	$147,570,577	$—	$167,118,135

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$—	$24,775,099	$—	$24,775,099
Collateralized Mortgage Obligations	—	14,228,745	—	14,228,745
Corporate Obligations	—	42,370,434	—	42,370,434
Foreign Government Debt Obligations	—	261,754	—	261,754
Mortgage Backed Securities—U.S. Government Agency	—	52,525,223	—	52,525,223
Municipal Debt Obligations	—	247,574	—	247,574
U.S. Treasury Obligations	—	17,789,288	—	17,789,288

Total Fixed Income	—	152,198,117	—	152,198,117
Swaptions	—	33,689	—	33,689
Short Term Investments	714,462	—	—	714,462
Investments Purchased with Proceeds from Securities Lending Collateral*	—	—	—	693,355

Total Investments in Securities	$714,462	$152,231,806	$—	$153,639,623

Other Financial Instruments**
Futures	$39,670	$—	$—	$39,670
Options Written	—	36,767		36,767
Swaps	—	259,735	—	259,735

*

Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

**

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, written options and swaps. Futures and swaps are reflected as the unrealized appreciation (depreciation) on the instrument, while written options are shown at value.

For further information regarding security characteristics, see the Schedule of Investments.

GuideMark® Tax-Exempt Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Municipal Debt Obligations	$—	$25,052,437	$—	$25,052,437
Short Term Investments	22,567	—	—	22,567

Total Investments in Securities	$22,567	$25,052,437	$—	$25,075,004

For further information regarding security characteristics, see the Schedule of Investments.

Derivative Instruments and Hedging Activities

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

In general, the use of derivatives may increase the risk within the Fund. The use of over-the-counter derivatives involves the risk that the counterparty to the contract will fail to make required payments or otherwise comply with the terms of the contract. The results achieved by the use of derivatives in the Fund may not match or fully offset changes in the value of the underlying financial assets being hedged or the investment opportunity the Fund was pursuing, thereby failing to achieve, to an extent, the original purpose for using the derivatives. Certain types of derivatives may create leverage insofar as a Fund may receive returns (or suffer losses) exceeding the initial amounts the Fund committed in connection with the derivatives. The use of derivatives can result in losses or gains to a Fund exceeding the amount the Fund would have experienced in the absence of using derivatives. A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to the Fund.

GuideMark® Core Fixed Income Fund

During the period, the Fund used fixed income derivatives including U.S. Treasury futures and credit default swaps on investment grade fixed income indices (CDX), for both hedging and investment purposes, primarily duration management, risk management, and the pursuit of relative value opportunities. Futures contracts used in the Fund during the period included those based on short, medium, and long-term U.S. Treasury debt.

The Fund used futures contracts during the period primarily to manage interest rate risk. The Fund used investment grade CDX to efficiently manage investment grade credit exposure.

Statement of Assets and Liabilities—Values of Derivative Instruments as of December 31, 2018.

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Credit Contracts—Swaps	Appreciation on swap agreements	$—	Depreciation on swap agreements	$15,611
Interest Rate Contracts—Swaps	Appreciation on swap agreements	333,618	Depreciation on swap agreements	58,272
Credit Contracts—Options	Investments, at Value	—	Written Options, at Value	36,767
Interest Rate Contracts—Options	Investments, at Value	33,689	Written Options, at Value	—
Interest Rate Contracts—Futures*	Unrealized appreciation on futures contracts	267,856	Unrealized depreciation on futures contracts	228,186

Total		$635,163		$338,836

*	Includes cumulative appreciation/depreciation as reported on the Schedule of Open Futures Contracts.

The average monthly value outstanding of purchased amd written options during the period ended December 31, 2018 were as follows:

Purchased options	Written Options
$ 70,532	$(9,337)

The average monthly notional amount outstanding of futures and swaps during the period ended December 31, 2018 were as follows:

Long Positions		Short Positions
Futures	$21,058,802	Futures	($10,223,439)

Swaps	13,003,200	Swaps	—

Derivative Risks

The risks of using the various types of derivatives in which the Fund may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor or sub-advisor; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Fund; the risk that there may not be a liquid secondary market for the derivative at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

Secured Borrowings

The Trusts, on behalf of certain of the Funds, entered into securities lending arrangements with U.S. Bank, N.A. (the “Custodian”). Under the term of the agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, under normal market conditions, the Funds receive cash collateral in the amount of at least 102% of the value of securities loaned for domestic securities, and 105% of the value of securities loaned with respect to foreign securities. The cash collateral is invested in short term instruments as noted in the Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against custody costs and other charges incurred by the Funds. The Custodian is paid a fee for administering a securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement.

As of December 31, 2018, the Funds (excluding the Tax-Exempt Fixed Income Fund) had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received.

Securities Lending Transactions

Overnight and Continuous	Investments Purchased with Proceeds from Securities Lending
Large Cap Core Fund	$3,485,615
Emerging Markets Fund	230,499
Small/Mid Cap Core Fund	959,657
World ex-US Fund	1,009,050
Core Fixed Income Fund	693,355
Tax-Exempt Fixed Income Fund	—

Item 2. Controls and Procedures.

(a)

The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GPS Funds I

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date	2/25/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Carrie E. Hansen
Carrie E. Hansen
Principal Executive Officer/President

Date	2/25/19

By (Signature and Title)	/s/ Patrick R. Young
Patrick R. Young
Principal Financial Officer/Treasurer

Date	2/25/19

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